UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08764

UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

US government and agency obligations—13.92%
Federal Farm Credit Bank
4.740%, due 11/01/07[1]	5,000,000	5,000,000
Federal Home Loan Bank
5.100%, due 11/07/07[2]	4,000,000	3,996,600
5.438%, due 11/18/07[1]	8,000,000	8,000,000
4.400%, due 11/23/07[2]	15,000,000	14,959,667
5.093%, due 01/10/08[1]	7,500,000	7,498,552
4.885%, due 08/20/08	2,750,000	2,753,179
5.100%, due 09/19/08	4,500,000	4,518,510
4.500%, due 11/05/08	4,000,000	4,000,000
Federal Home Loan Mortgage Corp.
5.071%, due 12/30/07[1]	2,000,000	1,998,832
5.375%, due 08/13/08	4,000,000	4,000,000
US Treasury Bills
3.923%, due 05/01/08[2]	4,250,000	4,165,721
Total US government and agency obligations (cost—$60,891,061)		60,891,061

Bank notes—2.52%
Banking-US—2.52%
Bank of America N.A.
4.988%, due 11/01/07[1]	6,000,000	6,000,000
5.330%, due 12/17/07	5,000,000	5,000,000
Total bank notes (cost—$11,000,000)		11,000,000

Certificates of deposit—18.17%
Banking-non-US—14.06%
Bank of Tokyo-Mitsubshi UFJ Ltd.
5.440%, due 03/14/08	4,500,000	4,500,000
Barclays Bank PLC
5.360%, due 01/18/08	2,000,000	2,000,000
5.530%, due 03/14/08	2,000,000	2,000,000
5.200%, due 06/16/08	3,000,000	3,000,000
Calyon N.A., Inc.
4.795%, due 12/31/07[1]	4,000,000	3,999,676
5.325%, due 01/16/08	4,000,000	4,000,000
4.750%, due 02/28/08	5,000,000	5,000,000
Deutsche Bank AG
4.905%, due 11/01/07[1]	4,000,000	4,000,000
Lloyds TSB Bank PLC
4.850%, due 01/25/08	5,000,000	5,000,000
Natixis
5.365%, due 06/02/08	2,000,000	2,000,000
Norinchukin Bank Ltd.
5.680%, due 11/14/07	5,000,000	5,000,000
5.120%, due 12/12/07	5,000,000	5,000,000
5.350%, due 01/28/08	2,000,000	2,000,000
Royal Bank of Scotland
5.160%, due 01/02/08	5,000,000	5,000,558
Svenska Handelsbanken
5.000%, due 10/09/08	9,000,000	9,000,000
		61,500,234
Banking-US—4.11%
Citibank N.A.
5.335%, due 11/07/07	3,000,000	3,000,000
4.940%, due 01/22/08	5,000,000	5,000,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Certificates of deposit—(concluded)
Banking-US—(concluded)
State Street Bank & Trust Co.
5.540%, due 02/04/08	5,000,000	5,000,000
US Bank N.A.
4.763%, due 11/30/07[1]	5,000,000	5,000,029
		18,000,029
Total certificates of deposit (cost—$79,500,263)		79,500,263

Commercial paper[2]—32.36%
Asset backed-banking—1.59%
Atlantis One Funding
5.190%, due 01/07/08	7,000,000	6,932,386

Asset backed-miscellaneous—5.07%
Falcon Asset Securitization Corp.
6.150%, due 12/06/07	3,500,000	3,479,073
Kitty Hawk Funding Corp.
6.000%, due 12/05/07	4,800,000	4,772,800
Old Line Funding Corp.
6.150%, due 12/06/07	5,500,000	5,467,114
Variable Funding Capital Corp.
6.000%, due 11/16/07	4,000,000	3,990,000
Yorktown Capital LLC
5.115%, due 01/07/08	4,500,000	4,457,162
		22,166,149
Asset backed-securities—3.19%
Grampian Funding LLC
5.185%, due 11/21/07	9,000,000	8,974,075
Scaldis Capital LLC
5.230%, due 11/15/07	5,000,000	4,989,831
		13,963,906
Automobile OEM—1.37%
BMW US Capital LLC
4.730%, due 11/13/07	6,000,000	5,990,540

Banking-US—9.98%
Deutsche Bank Financial LLC
4.750%, due 11/01/07	7,000,000	7,000,000
Dexia Delaware LLC
4.830%, due 11/06/07	10,000,000	9,993,292
Dresdner US Finance, Inc.
4.790%, due 11/01/07	10,000,000	10,000,000
ING (US) Funding LLC
5.380%, due 12/13/07	5,000,000	4,968,617
4.980%, due 12/14/07	5,000,000	4,970,258
Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	6,900,000	6,744,474
		43,676,641

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Commercial paper[2]—(concluded)
Beverage/bottling—1.14%
Coca Cola Co.
5.175%, due 11/30/07	5,000,000	4,979,156

Brokerage—5.69%
Goldman Sachs Group, Inc.
4.800%, due 12/03/07	10,000,000	9,957,333
Greenwich Capital Holdings, Inc.
5.170%, due 12/03/07	5,000,000	4,977,022
Merrill Lynch & Co., Inc.
4.760%, due 11/20/07	10,000,000	9,974,878
		24,909,233
Consumer products-nondurables—1.13%
Procter & Gamble International Funding SCA
4.740%, due 01/10/08	5,000,000	4,953,917

Finance-noncaptive diversified—0.91%
General Electric Capital Corp.
5.150%, due 11/09/07	4,000,000	3,995,422

Food—2.29%
Nestle Finance France SA
4.730%, due 11/05/07	10,000,000	9,994,744
Total commercial paper (cost—$141,562,094)		141,562,094

Short-term corporate obligations—11.62%
Asset backed-securities—5.39%
Asscher Finance Corp.
5.400%, due 07/09/08[3]	2,000,000	1,999,931
CC (USA), Inc. (Centauri)
4.875%, due 11/01/07[1,3]	2,000,000	2,000,074
5.340%, due 06/05/08[3]	2,500,000	2,499,857
Cullinan Finance Corp.
4.820%, due 11/01/07[1,3]	3,000,000	2,999,931
5.185%, due 01/10/08[1,3]	1,500,000	1,499,971
5.320%, due 01/16/08[3]	1,500,000	1,500,000
Dorada Finance, Inc.
5.018%, due 11/01/07[1,3]	3,100,000	3,100,172
K2 (USA) LLC
5.203%, due 01/15/08[1,3]	5,000,000	4,999,296
5.400%, due 06/16/08[3]	3,000,000	3,000,000
		23,599,232
Automobile OEM—0.40%
American Honda Finance Corp.
5.200%, due 12/27/07[1,3]	1,750,000	1,750,079

Banking-non-US—3.66%
Caja Ahorros Barcelona
5.151%, due 01/23/08[1,3]	4,000,000	4,000,000
National Australia Bank Ltd.
5.061%, due 11/15/07[1,3]	6,000,000	6,000,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Short-term corporate obligations—(concluded)
Banking-non-US—(concluded)
Societe Generale
5.114%, due 11/02/07[1,3]	3,000,000	3,000,000
Westpac Banking Corp.
5.102%, due 11/06/07[1,3]	3,000,000	3,000,000
		16,000,000
Banking-US—0.46%
Citigroup Funding, Inc.
4.860%, due 11/01/07[1]	2,000,000	2,000,305

Finance-captive automotive—1.37%
Toyota Motor Credit Corp.
5.070%, due 11/02/07[1]	3,000,000	3,000,000
5.213%, due 01/07/08[1]	3,000,000	3,000,176
		6,000,176
Finance-noncaptive diversified—0.34%
General Electric Capital Corp.
5.293%, due 01/15/08[1]	1,500,000	1,500,254
Total short-term corporate obligations (cost—$50,850,046)		50,850,046

Repurchase agreements—23.08%
Repurchase agreement dated 10/31/07 with Barclays Bank PLC, 4.820%, due 11/01/07, collateralized by $51,131,000 Federal Home Loan Mortgage Corp. obligations, 3.625% due 09/15/08; (value—$51,000,204); proceeds: $50,006,694	50,000,000	50,000,000
Repurchase agreement dated 10/31/07 with Deutsche Bank Securities, 4.820%, due 11/01/07, collateralized by $29,810,000 Federal Home Loan Bank obligations, 4.875% due 11/15/07 to 08/16/10 and $20,000,000 Federal National Mortgage Association obligations, 5.500% due 05/28/09; (value—$51,004,490); proceeds: $50,006,694	50,000,000	50,000,000
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $957,589 US Treasury Notes, 4.750% to 5.625% due 05/15/08 to 01/31/12; (value—$995,128); proceeds: $975,112	975,000	975,000
Total repurchase agreements (cost—$100,975,000)		100,975,000
Total investments (cost—$444,778,464)—101.67%		444,778,464
Liabilities in excess of other assets—(1.67)%		(7,320,546)
Net assets (applicable to 437,457,248 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		437,457,918

1	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2007, and reset periodically.
2	Rates shown are the discount rates at date of purchase.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.45% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	76.6
Japan	5.1
United Kingdom	4.9
France	4.1
Switzerland	2.2
Germany	2.2
Australia	2.0
Sweden	2.0
Spain	0.9
Total	100.0

Weighted average maturity—50 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

US government obligation—0.08%
US Treasury Note
4.500%, due 05/15/17 (cost—$494,693)	500,000	501,445
Government national mortgage association certificates—11.30%
GNMA
5.500%, due 12/15/32	128,809	128,234
5.500%, due 07/15/33	931,256	926,730
5.500%, due 12/15/33	7,751,562	7,713,892
5.500%, due 01/15/34	2,505,263	2,491,868
5.500%, due 02/15/34	254,596	253,235
5.500%, due 03/15/34	535,066	532,205
5.500%, due 04/15/34	726,838	722,952
5.500%, due 05/15/34	836,121	831,651
5.500%, due 06/15/34	201,530	200,453
5.500%, due 07/15/35	734,180	730,034
5.500%, due 08/15/35	367,821	365,743
5.500%, due 10/15/35	4,240,456	4,216,147
5.500%, due 11/15/35	394,015	391,790
5.500%, due 12/15/35	8,771,747	8,722,200
5.500%, due 01/15/36	5,013,349	4,982,833
5.500%, due 05/15/36	300,921	299,089
6.000%, due 04/15/36	240,199	243,246
6.000%, due 05/15/36	153,622	155,571
6.000%, due 06/15/36	62,237	63,027
6.000%, due 07/15/36	3,561,978	3,607,168
6.000%, due 08/15/36	4,905,519	4,967,754
6.000%, due 09/15/36	453,792	459,549
6.000%, due 10/15/36	388,098	393,022
6.000%, due 12/15/36	554,341	561,374
6.000%, due 07/15/37	5,984,536	6,060,475
6.500%, due 08/15/36[1]	962,066	989,896
6.500%, due 09/15/36[1]	617,415	635,275
6.500%, due 10/15/36[1]	126,677	130,341
7.500%, due 08/15/21	9,934	10,495
7.500%, due 09/15/23	1,094	1,157
8.000%, due 12/15/07	209	210
8.000%, due 08/15/09	5,696	5,845
8.000%, due 02/15/23	2,714	2,884
8.250%, due 04/15/19	590,883	632,067
9.000%, due 08/15/09	110,703	111,165
10.500%, due 02/15/19	34,758	39,789
10.500%, due 06/15/19	41,896	47,960
10.500%, due 07/15/19	100,197	114,698
10.500%, due 07/15/20	4,237	4,775
10.500%, due 08/15/20	48,245	55,326
10.500%, due 09/15/20	3,972	4,554
11.500%, due 05/15/19	3,872	4,509
GNMA II
9.000%, due 04/20/25	37,263	40,272
9.000%, due 12/20/26	10,548	11,405
9.000%, due 01/20/27	13,730	14,852
9.000%, due 06/20/30	1,809	1,958
9.000%, due 07/20/30	13,062	14,138
9.000%, due 09/20/30	3,194	3,457
9.000%, due 10/20/30	23,436	25,368
9.000%, due 11/20/30	48,564	52,566
GNMA II ARM
5.500%, due 07/20/30	418,549	422,795
5.500%, due 08/20/30	338,149	342,144
5.750%, due 07/20/17	21,591	21,726
5.750%, due 09/20/21	297,030	299,249
5.750%, due 08/20/25	59,469	59,980
5.750%, due 09/20/25	68,119	68,695
5.750%, due 08/20/26	74,080	74,746
5.750%, due 09/20/26	11,441	11,561
5.750%, due 07/20/27	29,203	29,466

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Government national mortgage association certificates—(concluded)
5.750%, due 08/20/27	75,735	76,540
6.125%, due 11/20/21	48,273	48,808
6.125%, due 11/20/22	91,010	91,957
6.125%, due 12/20/24	1,613	1,633
6.125%, due 10/20/25	49,376	49,926
6.125%, due 12/20/25	10,040	10,149
6.125%, due 10/20/26	33,667	34,089
6.125%, due 12/20/26	44,205	44,747
6.125%, due 11/20/27	136,277	137,637
6.125%, due 12/20/27	14,273	14,455
6.125%, due 10/20/29	36,297	36,768
6.125%, due 10/20/30	46,361	46,933
6.125%, due 09/20/31	54,452	55,073
6.250%, due 02/20/28	6,583	6,643
6.375%, due 04/20/18	26,230	26,511
6.375%, due 05/20/21	9,170	9,282
6.375%, due 06/20/22	243,947	246,458
6.375%, due 01/20/23	192,818	194,851
6.375%, due 03/20/23	94,689	95,789
6.375%, due 01/20/24	242,247	245,089
6.375%, due 04/20/24	225,396	227,853
6.375%, due 01/20/25	21,412	21,703
6.375%, due 02/20/25	55,956	56,645
6.375%, due 03/20/25	75,927	76,915
6.375%, due 05/20/25	182,555	184,935
6.375%, due 06/20/25	63,928	64,768
6.375%, due 03/20/26	42,168	42,665
6.375%, due 04/20/26	411,851	415,872
6.375%, due 06/20/26	203,007	205,078
6.375%, due 01/20/27	228,978	231,458
6.375%, due 02/20/27	37,317	37,824
6.375%, due 04/20/27	137,200	138,625
6.375%, due 01/20/28	30,711	31,090
6.375%, due 02/20/28	18,044	18,267
6.375%, due 04/20/30	100,349	101,535
6.375%, due 05/20/30	1,837,025	1,859,559
6.500%, due 01/20/18	276,697	279,749
6.500%, due 05/20/18	9,159	9,237
6.500%, due 06/20/19	70,631	71,349
6.500%, due 03/20/25	36,001	36,555
6.500%, due 06/20/30	26,450	26,790
GNMA TBA
5.500%, TBA	4,000,000	3,975,000
6.000%, TBA	9,000,000	9,112,500
Total government national mortgage association certificates (cost—$72,353,705)		73,004,876

Federal home loan mortgage corporation certificates—28.26%
FHLMC
5.000%, due 03/01/36	91,297	87,712
5.000%, due 04/01/36	190,764	183,273
5.000%, due 06/01/36	3,799,420	3,647,406
5.000%, due 11/01/36	14,842,716	14,259,931
5.000%, due 03/01/37	2,184,747	2,096,942
5.000%, due 04/01/37	183,973	176,580
5.000%, due 05/01/37	4,293,653	4,121,093
5.000%, due 06/01/37	5,078,651	4,874,542
5.000%, due 07/01/37	13,781,611	13,227,737
5.000%, due 08/01/37	2,052,629	1,970,135
5.000%, due 09/01/37	1,115,510	1,070,678
5.000%, due 10/01/37	1,309,216	1,256,599

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Federal home loan mortgage corporation certificates—(continued)
5.500%, due 02/01/33[1]	1,188,451	1,173,381
5.500%, due 03/01/33[1]	612,953	605,181
5.500%, due 04/01/33[1]	707,529	698,558
5.500%, due 05/01/33[1]	784,497	774,550
5.500%, due 06/01/33[1]	3,543,939	3,499,002
5.500%, due 10/01/33[1]	825,254	814,790
5.500%, due 12/01/33[1]	451,628	445,902
5.500%, due 03/01/34[1]	142,594	140,689
5.500%, due 10/01/34[1]	1,212,509	1,197,134
5.500%, due 12/01/34[1]	797,674	787,021
5.500%, due 02/01/35[1]	7,091,255	6,996,551
5.500%, due 05/01/35[1]	231,086	227,751
5.500%, due 06/01/35[1]	1,655,824	1,631,934
5.500%, due 03/01/37[1]	1,243,766	1,224,485
5.500%, due 04/01/37[1]	13,523,028	13,313,396
5.500%, due 05/01/37[1]	49,326,007	48,561,361
5.500%, due 09/01/37[1]	997,332	981,872
6.000%, due 07/01/08	204,992	206,504
7.000%, due 08/01/25	2,260	2,364
7.500%, due 10/01/17	4,731	5,019
8.000%, due 03/01/13	168,694	179,234
8.500%, due 05/01/16	28,216	28,728
9.000%, due 07/01/09	1,305	1,341
9.000%, due 02/01/10	5,407	5,642
9.000%, due 04/01/25	89,924	92,761
9.750%, due 11/01/16	35,123	36,473
10.500%, due 11/01/20	9,763	9,968
11.000%, due 05/01/11	6,261	6,394
11.000%, due 03/01/13	2,111	2,156
11.000%, due 07/01/15	3,402	3,862
11.000%, due 09/01/15	6,685	6,989
11.000%, due 10/01/15	1,250	1,369
11.000%, due 12/01/15	12,363	13,983
11.000%, due 04/01/19	5,531	6,304
11.000%, due 06/01/19	493	562
11.000%, due 08/01/20	72	81
11.000%, due 09/01/20	3,518	3,992
11.500%, due 05/01/10	5,664	5,797
11.500%, due 08/01/10	10	11
11.500%, due 11/01/10	9,697	10,427
11.500%, due 09/01/14	1,652	1,661
11.500%, due 01/01/16	3,451	3,900
11.500%, due 01/01/18	11,756	13,285
11.500%, due 05/01/19	6,671	7,318
11.500%, due 06/01/19	22,682	25,844
FHLMC ARM
6.212%, due 10/01/29	24,252	24,900
7.147%, due 01/01/28	120,161	121,099
7.149%, due 11/01/27	230,166	231,894
7.164%, due 10/01/23	274,499	279,349
7.210%, due 04/01/29	513,032	518,265
7.220%, due 07/01/24	445,680	448,338
7.254%, due 07/01/28	483,819	486,815
7.273%, due 11/01/29	921,668	945,345
7.282%, due 06/01/28	795,988	804,511
7.325%, due 12/01/29	292,815	295,712
7.411%, due 01/01/29	458,617	464,071
7.417%, due 11/01/25	560,110	566,563
7.427%, due 10/01/27	530,131	541,626
7.451%, due 10/01/27	752,668	766,111
7.750%, due 01/01/30	40,552	40,710

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Federal home loan mortgage corporation certificates—(concluded)
FHLMC TBA
6.000%, TBA	45,000,000	45,281,250
Total federal home loan mortgage corporation certificates (cost—$182,287,393)		182,544,714

Federal housing administration certificates—0.33%
FHA GMAC
7.400%, due 02/01/21	963,775	963,775
7.480%, due 04/01/19	58,671	58,671
FHA Reilly
6.896%, due 07/01/20	1,130,251	1,113,297
Total federal housing administration certificates (cost—$2,155,531)		2,135,743

Federal national mortgage association certificates—79.69%
FNMA
4.500%, due 10/01/19	21,077,738	20,424,865
4.500%, due 02/01/20	1,409,042	1,363,451
4.500%, due 04/01/20	2,941,506	2,848,415
4.500%, due 09/01/20	1,034,400	1,002,360
4.500%, due 10/01/20	32,248	31,205
4.500%, due 12/01/21	27,285	26,394
4.500%, due 03/01/22	919,287	889,284
4.500%, due 05/01/22	31,797	30,760
4.500%, due 06/01/22	919,470	889,461
4.500%, due 07/01/22	4,848,518	4,690,272
5.000%, due 09/01/17[1]	36,972	36,550
5.000%, due 10/01/17[1]	1,727,312	1,707,610
5.000%, due 05/01/18[1]	950,766	939,242
5.000%, due 06/01/18[1]	20,232	19,997
5.000%, due 07/01/18[1]	24,753	24,453
5.000%, due 08/01/18[1]	436,556	431,265
5.000%, due 10/01/18[1]	1,418,457	1,401,263
5.000%, due 11/01/18[1]	5,792,495	5,722,280
5.000%, due 12/01/18[1]	1,758,534	1,737,219
5.000%, due 02/01/19[1]	7,377,548	7,279,077
5.000%, due 04/01/19[1]	2,083,559	2,055,749
5.000%, due 05/01/19[1]	615,568	607,351
5.000%, due 06/01/19[1]	1,534,756	1,514,510
5.000%, due 07/01/19[1]	9,882,167	9,750,357
5.000%, due 08/01/19[1]	2,561,331	2,527,145
5.000%, due 09/01/19[1]	44,061	43,472
5.000%, due 10/01/19[1]	1,378,029	1,359,637
5.000%, due 12/01/19[1]	1,802,960	1,778,896
5.000%, due 01/01/20[1]	2,995,825	2,952,533
5.000%, due 02/01/20[1]	3,811,951	3,756,256
5.000%, due 03/01/20[1]	1,052,726	1,037,058
5.000%, due 04/01/20[1]	3,560,130	3,507,635
5.000%, due 05/01/20[1]	1,317,710	1,298,045
5.000%, due 06/01/20[1]	42,940	42,300
5.000%, due 07/01/20[1]	1,508,768	1,486,251
5.000%, due 08/01/20[1]	3,643,986	3,589,602
5.000%, due 09/01/20[1]	1,333,780	1,313,874
5.000%, due 10/01/20[1]	27,662,337	27,249,503
5.000%, due 02/01/21[1]	176,018	173,391
5.000%, due 12/01/33[1]	33,294,966	32,107,722
5.000%, due 08/01/35[1]	299,634	287,881
5.000%, due 09/01/35[1]	290,415	279,023
5.000%, due 10/01/35[1]	31,833,505	30,584,849
5.000%, due 02/01/36[1]	50,880,784	48,885,007
5.500%, due 05/01/14	5,589	5,621
5.500%, due 06/01/17	232,107	232,451

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Federal national mortgage association certificates—(continued)
5.500%, due 01/01/18	18,139	18,236
5.500%, due 06/01/20	33,836	33,906
5.500%, due 07/01/20	89,611	89,798
5.500%, due 10/01/20	88,927	89,112
5.500%, due 12/01/20	31,367	31,433
5.500%, due 01/01/21	179,998	180,344
5.500%, due 02/01/21	174,424	174,756
5.500%, due 03/01/21	1,261,782	1,264,184
5.500%, due 04/01/21	884,095	885,778
5.500%, due 05/01/21	306,290	306,873
5.500%, due 06/01/21	1,701,165	1,704,401
5.500%, due 07/01/21	1,125,345	1,127,490
5.500%, due 08/01/21	754,830	756,266
5.500%, due 10/01/21	960,277	962,241
5.500%, due 11/01/21	1,844,461	1,847,972
5.500%, due 12/01/21	1,756,967	1,760,309
5.500%, due 02/01/22	759,683	761,129
5.500%, due 03/01/22	5,865,494	5,875,684
5.500%, due 04/01/22	46,573	46,654
5.500%, due 06/01/22	528,174	529,091
5.500%, due 07/01/22	6,686,517	6,698,132
5.500%, due 08/01/22	2,446,916	2,451,167
5.500%, due 02/01/32	94,948	93,920
5.500%, due 11/01/32	1,795,360	1,774,645
5.500%, due 01/01/33	926,825	916,132
5.500%, due 02/01/33	545,827	539,408
5.500%, due 06/01/33	170,996	168,985
5.500%, due 09/01/33	612,556	605,351
5.500%, due 10/01/33	937,506	926,479
5.500%, due 11/01/33	235,096	232,331
5.500%, due 12/01/33	925,862	914,972
5.500%, due 01/01/34	330,819	326,928
5.500%, due 04/01/34	903,022	891,782
5.500%, due 07/01/34	548,820	542,365
5.500%, due 01/01/35	408,987	403,460
5.500%, due 04/01/35	5,016,725	4,948,931
5.500%, due 05/01/35	8,675,100	8,557,868
5.500%, due 06/01/35	1,900,352	1,874,672
5.500%, due 07/01/35	596,077	588,022
5.500%, due 08/01/35	1,691,549	1,668,690
5.500%, due 01/01/36	832,094	820,850
5.500%, due 02/01/36	829,932	818,717
5.500%, due 03/01/36	23,074,773	22,762,944
5.500%, due 04/01/36	919,651	906,344
5.500%, due 07/01/36	402,360	396,538
5.500%, due 12/01/36	19,668,370	19,383,769
5.500%, due 02/01/37	3,499,653	3,449,013
6.000%, due 01/01/32	143,770	145,593
6.000%, due 04/01/32	159,590	161,493
6.000%, due 09/01/32	158,529	160,420
6.000%, due 10/01/32	164,754	166,718
6.000%, due 01/01/33	348,607	352,763
6.000%, due 02/01/33	285,813	288,969
6.000%, due 06/01/33	373,293	377,414
6.000%, due 07/01/33	227,878	230,394
6.000%, due 10/01/33	236,863	239,478
6.000%, due 11/01/33	635,653	642,670
6.000%, due 02/01/34	2,336,133	2,361,923
6.000%, due 05/01/34	155,268	156,753
6.000%, due 09/01/34	435,526	439,692
6.000%, due 01/01/35	1,034,829	1,044,408

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Federal national mortgage association certificates—(continued)
6.000%, due 02/01/35	824,885	832,212
6.000%, due 04/01/35	11,365	11,461
6.000%, due 05/01/35	942,078	950,100
6.000%, due 06/01/35	502,844	507,963
6.000%, due 07/01/35	1,945,461	1,961,890
6.000%, due 08/01/35	736,983	743,207
6.000%, due 09/01/35	784,719	791,346
6.000%, due 10/01/35	276,690	279,027
6.000%, due 04/01/36	752,641	758,326
6.000%, due 08/01/36	851,537	857,969
6.000%, due 09/01/36	4,037,501	4,067,999
6.000%, due 10/01/36	45,310	45,652
6.000%, due 11/01/36	1,042,054	1,049,925
6.000%, due 12/01/36	1,000,000	1,007,553
6.000%, due 01/01/37	1,999,802	2,014,908
6.000%, due 10/01/37	4,534,295	4,568,002
6.000%, due 11/01/37	1,465,885	1,476,782
6.500%, due 09/01/12	11,135	11,443
6.500%, due 12/01/12	24,113	24,781
6.500%, due 01/01/13	4,131	4,249
6.500%, due 02/01/13	26,279	27,007
6.500%, due 03/01/13	43,226	44,424
6.500%, due 04/01/13	4,413	4,536
6.500%, due 06/01/13	68,900	70,868
6.500%, due 07/01/13	13,058	13,431
6.500%, due 08/01/13	17,572	18,073
6.500%, due 09/01/13	117,637	120,997
6.500%, due 10/01/13	31,775	32,682
6.500%, due 11/01/13	54,645	56,206
6.500%, due 07/01/19	140,921	145,675
6.500%, due 04/01/26	8,032	8,282
6.500%, due 03/01/29	87,028	89,782
6.500%, due 05/01/29	211,961	218,880
6.500%, due 10/01/36	1,845,908	1,889,574
7.500%, due 06/01/24	2,323	2,465
7.500%, due 07/01/24	4,984	5,289
7.500%, due 08/01/24	33,108	35,137
7.500%, due 12/01/24	2,600	2,759
7.500%, due 06/01/25	12,190	12,941
7.500%, due 07/01/25	9,559	10,148
7.500%, due 10/01/26	20,855	22,134
7.500%, due 11/01/26	30,570	32,425
8.000%, due 11/01/26	51,944	54,852
8.500%, due 09/01/25	158,886	170,251
9.000%, due 05/01/09	52,520	53,171
9.000%, due 10/01/19	76,193	82,095
9.000%, due 02/01/26	37,570	40,666
9.250%, due 04/01/10	14,853	15,073
9.250%, due 05/01/14	8,674	8,704
9.250%, due 12/01/15	5,761	5,846
9.500%, due 12/01/09	3,089	3,204
10.000%, due 08/01/19	41,020	45,157
10.250%, due 03/01/11	938	977
10.500%, due 02/01/12	1,265	1,369
10.500%, due 07/01/13	2,237	2,282
10.500%, due 09/01/15	18,498	20,738
10.500%, due 11/01/15	46	48
10.500%, due 08/01/20	3,528	3,877
10.500%, due 09/01/21	2,599	2,813
10.500%, due 04/01/22	7,352	7,917
11.000%, due 07/01/13	4,903	5,138

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Federal national mortgage association certificates—(concluded)
11.000%, due 10/01/15	9,852	11,069
11.000%, due 11/01/15	29,807	31,234
11.000%, due 01/01/16	6,200	6,497
11.000%, due 02/01/16	4,653	4,876
11.000%, due 03/01/16	2,823	2,958
11.000%, due 05/01/20	4,177	4,470
FNMA ARM
5.199%, due 11/01/23	17,898	18,129
5.520%, due 07/01/30	30,465	30,755
6.183%, due 03/01/44	1,472,331	1,489,384
6.484%, due 05/01/30	151,987	153,645
6.587%, due 10/01/26	1,624,971	1,636,444
6.660%, due 09/01/15	223,276	222,731
7.025%, due 03/01/25	560,366	565,755
7.069%, due 02/01/26	82,370	82,348
7.095%, due 09/01/26	78,744	78,750
7.190%, due 02/01/30	202,791	204,335
7.255%, due 02/01/29	8,818	8,870
7.522%, due 12/01/27	81,917	82,560
FNMA TBA
5.500%, TBA	62,500,000	61,557,352
6.000%, TBA	34,800,000	35,029,694
6.500%, TBA	41,200,000	42,165,646
7.000%, TBA	7,000,000	7,249,375
Total federal national mortgage association certificates (cost—$514,533,500)		514,787,867

Collateralized mortgage obligations—4.22%
Chevy Chase Funding LLC, Series 2004-1, Class A1
5.153%, due 01/25/35[2,3]	451,673	447,208
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
5.003%, due 05/25/48[2],[3]	2,545,733	2,485,272
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
5.208%, due 05/20/46[3]	5,337,324	5,234,925
Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1
7.856%, due 04/25/11	839,221	871,891
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	123,104	127,607
Series 0159, Class H
4.500%, due 09/15/21	31,369	31,135
Series 1003, Class H
5.875%, due 10/15/20[3]	150,263	150,289
Series 1349, Class PS
7.500%, due 08/15/22	6,340	6,326
Series 1502, Class PX
7.000%, due 04/15/23	976,759	1,006,673
Series 1534, Class Z
5.000%, due 06/15/23	491,032	487,864
Series 1573, Class PZ
7.000%, due 09/15/23	173,551	178,540
Series 1658, Class GZ
7.000%, due 01/15/24	83,675	86,990
Series 1694, Class Z
6.500%, due 03/15/24	486,511	504,500
Series 1775, Class Z
8.500%, due 03/15/25	16,219	16,182
Series 2411, Class FJ
5.441%, due 12/15/29[3]	124,729	124,854
FNMA REMIC,
Trust 1987-002, Class Z
11.000%, due 11/25/17	484,817	545,871
Trust 1988-007, Class Z
9.250%, due 04/25/18	369,632	393,736
Trust 1992-074, Class Z
8.000%, due 05/25/22	3,283	3,379
Trust 1992-129, Class L
6.000%, due 07/25/22	24,661	25,106
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	67,203	71,140
Trust 1993-037, Class PX
7.000%, due 03/25/23	945,575	981,581

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Collateralized mortgage obligations—(concluded)
Trust 1993-240, Class Z
6.250%, due 12/25/13	3,799	3,854
Trust 1993-250, Class Z
7.000%, due 12/25/23	37,186	38,806
Trust G92-040, Class ZC
7.000%, due 07/25/22	88,105	90,428
Trust G94-006, Class PJ
8.000%, due 05/17/24	112,063	119,608
GNMA REMIC, Trust 2000-009, Class FH
5.560%, due 02/16/30[3]	87,844	88,553
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
5.193%, due 02/25/35[3]	2,842,717	2,761,053
Sequoia Mortgage Trust, Series 5, Class A
5.371%, due 10/19/26[3]	889,274	881,686
Small Business Administration, Series 2000-10, Class B1
7.449%, due 08/01/10	169,163	172,397
Structured ARM Loan, Series 2007-4, Class 1A2
5.093%, due 05/25/37	4,618,475	4,502,268
Structured Asset Mortgage Investments Inc., Series 2006-AR3, Class 11A1
5.083%, due 04/25/36[3]	2,790,929	2,700,056
Washington Mutual, Series 2003-R1, Class A1
5.413%, due 12/25/27[3]	2,108,997	2,108,746
Total collateralized mortgage obligations (cost—$27,377,967)		27,248,524

Asset-backed securities—2.28%
Centex Home Equity Loan Trust, Series 2006-A, Class AV1
4.923%, due 06/25/36[3]	814,348	812,239
Conseco Finance Securitizations Corp., Series 2000-5, Class M1
8.400%, due 02/01/32	263,339	30,035
Embarcadero Aircraft Securitization Trust, Series 2000-A, Class B
6.190%, due 08/15/253,4,5,*	1,638,057	16,381
EMC Mortgage Loan Trust, Series 2003-A, Class A2
5.623%, due 08/25/40[2,3]	505,244	497,981
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 11/01/16	85,977	84,179
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A1
4.963%, due 01/25/36[3]	917,920	914,957
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMCI, Class A2A
4.953%, due 01/25/37[3]	129,105	129,105
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
5.313%, due 08/25/33[3]	571,011	557,927
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1
4.953%, due 06/25/37[3]	8,740,705	8,638,689
Specialty Underwriting & Residential Financing,
Series 2003-BC1, Class A
5.213%, due 01/25/34[3]	57,784	55,212
Series 2006-BC1, Class A2A
4.953%, due 12/25/36[3]	846,980	840,401

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Asset-backed securities—(concluded)
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
5.113%, due 10/25/35[2,3]	2,169,003	2,155,513
Total asset-backed securities (cost—$16,737,064)		14,732,619

Stripped mortgage-backed securities[6]—0.12%
FHLMC REMIC,
Series 0013, Class B
7.000%, due 06/25/23[4]	337,794	60,555
Series 1554, Class I
6.500%, due 08/15/08[4]	4,914	40
Series 2136, Class GD
7.000%, due 03/15/29[4]	25,303	5,018
Series 2178, Class PI
7.500%, due 08/15/29[4]	132,695	22,787
Hilton Hotel Pool Trust, Series 2000-HLTA, Class X
0.603%, due 10/03/15[2,7]	38,592,342	691,235
Total stripped mortgage-backed securities (cost—$775,160)		779,635

Corporate note—0.77%
SLM Corp. MTN
3.625%, due 03/17/08 (cost—$4,952,406)	5,000,000	4,955,535

Short-term US government obligation[8,9]—0.06%
US Treasury Bill
3.770%, due 12/13/07 (cost—$413,175)	415,000	413,175

Repurchase agreement—4.00%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $25,370,000 US Treasury Notes, 4.750% due 01/31/12; (value—$26,384,800); proceeds: $25,869,982 (cost—$25,867,000)	25,867,000	25,867,000
Total investments before investments sold short (cost—$847,947,594)[10]—131.11%		846,971,133

Investments sold short—(7.10)%
FHLMC TBA
5.500%, TBA	(2,000,000)	(1,968,125)
FNMA TBA
5.000%, TBA	(43,000,000)	(41,834,385)
GNMA TBA
6.500%, TBA	(2,000,000)	(2,056,876)
Total investments sold short (proceeds—$45,572,656)—(7.10%)		(45,859,386)
Liabilities in excess of other assets—(24.01)%		(155,135,899)
Net assets—100.00%		645,975,848

*	Non-income producing security.
1	Entire or partial amount pledged as collateral for investments sold short.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.97% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Floating rate security. The interest rate shown is the current rate as of October 31, 2007.
4	Illiquid security. These securities represent 0.37% of net assets as of October 31, 2007.
5	Bond interest in default.
6

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

7	Variable rate security. The interest rate shown is the current rate as of October 31, 2007.
8	Rate shown is the discount rate at date of purchase.
9	Entire amount delivered to broker as collateral for futures transactions.
10

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $4,958,507 and $5,934,968, respectively, resulting in net unrealized depreciation of investments of $976,461.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of October 31, 2007.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	dates	Cost ($)	Value ($)	appreciation ($)
672	90 Day Euro Dollar Futures	June 2008	159,371,487	160,641,600	1,270,113

Interest rate swaps4

Notional			Rate type						Unrealized
amount		Termination	Payments made		Payments received		Upfront payments		appreciation
(000)		dates	by the Portfolio (%)		by the Portfolio (%)		made (received) ($)	Value ($ )	(depreciation) ($)
USD	13,800	12/19/14	4.894	[11]	5.000		442,980	32,300	475,280
USD	3,000	12/15/15	5.000		4.894	[11]	150	6,256	6,406
USD	9,800	12/19/17	5.000		4.894	[11]	(480,690)	81,397	(399,293)
USD	15,100	12/19/17	5.000		4.894	[11]	(893,920)	125,417	(768,503)
USD	18,600	12/19/17	5.000		4.894	[11]	(855,300)	154,488	(700,812)
USD	33,900	12/19/17	5.000		4.894	[11]	(1,173,957)	281,566	(892,391)
							(2,960,737)	681,424	(2,279,313)

11	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

US government obligations—6.92%
US Treasury Bonds
4.750%, due 02/15/37[2]	3,010,000	3,008,354
US Treasury Inflation Index Bonds (TIPS)
2.375%, due 01/15/27	6,134,867	6,293,029
US Treasury Notes
4.250%, due 09/30/12	14,480,000	14,541,091
4.250%, due 08/15/14	1,040,000	1,037,724
4.625%, due 07/31/12[2]	2,550,000	2,601,796
4.875%, due 06/30/12[2]	3,890,000	4,010,042
Total US government obligations (cost—$30,984,148)		31,492,036

Government national mortgage association certificate—0.25%
GNMA II ARM
4.750%, due 06/20/34 (cost—$1,102,302)	1,124,170	1,120,055

Federal home loan mortgage corporation certificates—4.01%
FHLMC
5.000%, due 08/01/20	149,613	147,472
5.000%, due 09/01/20	657,098	647,697
5.000%, due 10/01/20	850,042	837,880
5.000%, due 11/01/20	705,127	695,039
5.000%, due 12/01/20	6,787,019	6,689,912
5.000%, due 01/01/21	904,385	891,250
5.000%, due 03/01/21	132,140	130,200
5.000%, due 04/01/21	3,017,649	2,973,406
5.000%, due 05/01/21	206,517	203,485
FHLMC ARM
4.183%, due 12/01/34	1,130,202	1,108,352
FHLMC TBA
5.500%, TBA	4,000,000	3,935,000
Total federal home loan mortgage corporation certificates (cost—$18,104,008)		18,259,693

Federal national mortgage association certificates—17.59%
FNMA
4.000%, due 01/26/09	1,915,000	1,904,942
4.625%, due 05/01/13	845,000	837,120
5.000%, due 08/01/35	7,144,352	6,864,118
5.000%, due 04/01/37	3,104,731	2,979,954
5.000%, due 05/01/37	1,210,111	1,161,478
5.000%, due 06/01/37	1,804,533	1,732,010
5.000%, due 07/01/37	1,439,913	1,382,045
5.250%, due 08/01/12	1,460,000	1,488,098
5.500%, due 09/01/36	5,306,204	5,243,795
5.500%, due 03/01/37	1,046,856	1,031,609
5.500%, due 04/01/37	997,767	983,235
5.500%, due 05/01/37	994,819	980,330
5.500%, due 07/01/37	18,630,678	18,359,334
5.500%, due 08/01/37	986,404	972,037
6.000%, due 09/01/37	507,509	511,281
FNMA ARM
3.854%, due 06/01/34	1,117,585	1,103,236
4.001%, due 04/01/34	1,488,889	1,463,603
4.652%, due 07/01/35	4,746,016	4,707,664
5.462%, due 08/01/32	312,092	319,493
FNMA TBA
5.500%, TBA	21,200,000	20,891,864
6.000%, TBA	2,200,000	2,213,750

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Federal national mortgage association certificates—(concluded)
6.000%, TBA[3]	2,900,000	2,920,845
Total federal national mortgage association certificates (cost—$79,288,880)		80,051,841

Collateralized mortgage obligations—27.42%
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333%, due 11/15/31[4]	2,460,000	2,539,295
Series 2001-1, Class A2
6.503%, due 04/15/36	1,816,152	1,878,388
Series 2002-PB2, Class A4
6.186%, due 06/11/35	2,145,000	2,215,648
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
5.243%, due 11/25/34[5]	1,100,678	1,073,679
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.994%, due 07/25/34	2,647,237	2,603,025
Bear Stearns Commercial Mortgage Securities,
Series 2003-T12, Class A4
4.680%, due 08/13/39	2,400,000	2,313,619
Series 2007-PW17, Class A4
5.694%, due 06/11/50	2,075,000	2,074,537
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2
7.198%, due 01/15/32	1,905,846	1,972,975
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A
5.345%, due 08/25/35	841,125	820,588
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B
6.480%, due 05/17/40	2,110,807	2,120,103
CW Capital Cobalt, Series 2007-C3, Class A4
6.015%, due 06/25/17[5]	3,360,000	3,407,915
FHLMC REMIC,
Trust 2626, Class NA
5.000%, due 06/15/23	2,934,502	2,930,039
Trust 2643, Class LC
4.500%, due 07/15/18	1,680,000	1,605,731
Trust 2772, Class DW
4.500%, due 06/15/17	2,195,966	2,165,734
Trust 2964, Class NA
5.500%, due 02/15/26	1,562,155	1,570,807
Trust 3154, Class PJ
5.500%, due 03/15/27	2,458,982	2,478,789
Trust 3159, Class TA
5.500%, due 11/15/26	2,040,100	2,056,193
Trust 3162, Class OA
6.000%, due 10/15/26	2,843,220	2,874,716
Trust 3184, Class LA
6.000%, due 03/15/28	2,232,554	2,261,725
Trust 3200, Class AD
5.500%, due 05/15/29	6,836,204	6,866,309
Trust 3303, Class PA
5.500%, due 01/15/22	2,920,000	2,948,695
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5
6.000%, due 05/25/36	2,847,383	2,866,845
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2
6.560%, due 11/18/35	994,044	994,948
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2, Class A2	3,180,000	3,316,094
6.663%, due 01/12/43
Series 2001-C3, Class A3	3,019,480	3,126,022
6.423%, due 08/15/33
FNMA REMIC,
Trust 2004-25, Class PA
5.500%, due 10/25/30	2,255,416	2,261,104
Trust 2004-36, Class BS
5.500%, due 11/25/30	1,640,146	1,649,277
Trust 2005-47, Class PA
5.500%, due 09/25/24	2,147,622	2,152,494
Trust 2005-57, Class PA
5.500%, due 05/25/27	1,155,967	1,160,483
Trust 2005-109, Class PV
6.000%, due 10/25/32	2,135,270	2,172,138
Trust 2006-26, Class QA
5.500%, due 06/25/26	2,105,410	2,115,928

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(concluded)
Trust 2006-62, Class TA
5.500%, due 06/25/28	614,791	618,562
Trust 2006-63, Class QB
5.500%, due 09/25/27	2,094,311	2,106,432
Trust 2006-65, Class HA
5.500%, due 02/25/29	2,027,095	2,040,347
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C3, Class A2
7.179%, due 08/15/36	1,370,799	1,410,338
Series 2000-C3, Class A2
6.957%, due 09/15/35	2,835,000	2,968,895
Series 2001-C1, Class A2
6.465%, due 04/15/34	2,520,000	2,612,160
Series 2005-C1, Class AM
4.754%, due 05/10/43	1,650,000	1,555,195
Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A
4.751%, due 07/10/39	700,000	663,803
J.P. Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	2,043,592
J.P. Morgan Mortgage Trust, Series 2006-A2, Class 5A3
3.756%, due 11/25/33[5]	3,308,337	3,275,195
Lehman Brothers Commercial Conduit Mortgage Trust,
Series 1998-C1, Class A3
6.480%, due 02/18/30	841,976	840,114
Series 1998-C4, Class A1B
6.210%, due 10/15/35	1,678,525	1,687,489
Morgan Stanley Capital I,
Series 1999-LIFE, Class A2
7.110%, due 04/15/33	2,279,683	2,341,314
Series 2005-HQ6, Class A2A
4.882%, due 08/13/42	2,600,000	2,578,847
Series 2007-T27, Class A4
5.804%, due 06/11/42	2,900,000	2,913,675
Nationslink Funding Corp., Series 1998-2, Class A2
6.476%, due 08/20/30	1,988,002	1,993,670
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1A9
5.500%, due 02/25/36	2,568,800	2,564,084
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	1,514,418	1,483,679
Structured ARM Loan Trust, Series 2004-13, Class A2
5.173%, due 09/25/34	293,477	293,186
Structured Asset Securities Corp.,
Series 2003-2, Class C
5.551%, due 01/21/09[5,6]	747,411	745,542
Series 2003-AL1, Class A
3.357%, due 04/25/31[7]	800,816	704,963
Series 2004-6, Class 4A1 ARM
4.844%, due 06/25/34	3,484,840	3,448,853
TIAA Real Estate CDO Ltd., Series 2001-C1A, Class A3
6.560%, due 06/19/26[7]	804,679	808,200
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.695%, due 08/15/39[5]	3,924,293	3,972,794
Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2
5.150%, due 05/25/36[7]	2,860,000	2,855,361
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-H, Class A1
4.524%, due 06/25/34[5]	2,523,891	2,474,238
Series 2006-AR4, Class 2A4
5.773%, due 04/25/36[5]	1,200,000	1,169,018
Total collateralized mortgage obligations (cost—$124,827,081)		124,763,389

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Asset-backed securities—13.03%
Bank One Issuance Trust, Series 2003-A3, Class A3
5.201%, due 12/15/10[5]	2,800,000	2,800,812
Capital Auto Receivables Asset Trust, Series 2005-1, Class A4
4.050%, due 07/15/09[4]	1,373,740	1,370,169
Chase Credit Card Master Trust, Series 2003-6, Class A
5.201%, due 02/15/11[5]	3,800,000	3,798,056
Chase Issuance Trust, Series 2007-A17, Class A
5.120%, due 10/15/14	2,900,000	2,909,477
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3
5.340%, due 07/15/10	3,191,827	3,199,783
Citibank Credit Card Issuance Trust,
Series 1998-2, Class A
6.050%, due 01/15/10	2,890,000	2,896,531
Series 2003-A1, Class A1
5.343%, due 01/15/10[5]	3,220,000	3,222,703
Series 2003-A6, Class A6
2.900%, due 05/17/10	3,475,000	3,436,326
DaimlerChrysler Auto Trust, Series 2005-B, Class A3
4.040%, due 09/08/09	959,018	956,681
Discover Card Master Trust I, Series 2003-2, Class A
5.221%, due 08/15/10[5]	3,105,000	3,106,206
Ford Credit Auto Owner Trust,
Series 2006-A, Class A3
5.050%, due 03/15/10	2,766,534	2,766,267
Series 2006-B, Class A2A
5.420%, due 07/15/09	1,465,505	1,466,296
Series 2006-B, Class A3
5.260%, due 10/15/10	3,000,000	3,009,316
Series 2006-C, Class A3
5.160%, due 11/15/10	3,800,000	3,808,314
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3
5.120%, due 10/15/10	3,375,000	3,379,219
MBNA Credit Card Master Note Trust, Series 2002-A13, Class A
5.221%, due 05/17/10[5]	3,040,000	3,040,820
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.160%, due 02/15/10	3,565,999	3,568,097
Series 2006-C, Class A4
5.450%, due 06/15/12	3,725,000	3,762,831
Residential Asset Mortgage Products, Inc., Series 2006-RS2, Class A1
4.953%, due 03/25/26[5]	365,450	364,858
Sallie Mae Student Loan Trust, Series 2005-8, Class A4
4.250%, due 01/25/28	3,300,000	3,274,260
Wachovia Auto Owner Trust, Series 2006-A, Class A3
5.350%, due 02/22/11	3,137,957	3,146,640
Total asset-backed securities (cost—$59,236,460)		59,283,662

Corporate notes—33.97%
Airlines—0.11%
Continental Airlines, Inc.
6.545%, due 02/02/19	494,018	497,105

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Automotive—0.48%
Daimler Christer N.A. Holding
4.875%, due 06/15/10	800,000	795,700
5.750%, due 09/08/11	1,150,000	1,171,536
6.500%, due 11/15/13	200,000	210,095
		2,177,331
Banking-non-US—1.24%
Barclays Bank PLC
7.434%, due 12/15/17[7,8,9]	850,000	901,035
Deutsche Bank AG London
5.375%, due 10/12/12	2,450,000	2,473,454
HBOS Treasury Services PLC
3.750%, due 09/30/08[7]	500,000	492,586
Royal Bank of Scotland Group PLC
6.990%, due 10/05/17[7,8,9]	1,325,000	1,339,173
Swedish Export Credit Corp.
3.500%, due 01/15/08	425,000	424,299
		5,630,547
Banking-US—4.95%
BAC Capital Trust XI
6.625%, due 05/23/36	200,000	203,008
BankBoston N.A.
6.375%, due 04/15/08	400,000	401,904
Bank of America Corp.
4.875%, due 01/15/13	1,190,000	1,160,915
6.000%, due 09/01/17	925,000	942,972
7.800%, due 02/15/10	1,315,000	1,394,302
Bank of America NA
6.100%, due 06/15/17	925,000	946,714
Bank One Corp.
2.625%, due 06/30/08	250,000	246,349
Bank One N.A., Illinois
3.700%, due 01/15/08	975,000	972,482
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15[7]	1,300,000	1,284,019
J.P. Morgan Chase Bank NA
6.000%, due 10/01/17	1,450,000	1,470,484
JP Morgan Chase Bank NA
6.000%, due 07/05/17	1,825,000	1,854,658
Suntrust Bank
4.000%, due 10/15/08	430,000	426,109
4.415%, due 06/15/09	500,000	496,950
US Bank N.A.
6.500%, due 02/01/08	860,000	861,469
US Central Credit Union
2.750%, due 05/30/08	785,000	774,754
Wachovia Corp.
5.625%, due 12/15/08	840,000	841,437
Wells Fargo & Co.
3.120%, due 08/15/08	1,150,000	1,130,278
4.200%, due 01/15/10	1,545,000	1,521,474

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Banking-US—(concluded)
4.875%, due 01/12/11	220,000	218,801
5.250%, due 10/23/12	5,350,000	5,360,481
		22,509,560
Beverages—0.50%
Diageo Capital PLC
5.750%, due 10/23/17	2,275,000	2,263,195

Computers—0.26%
IBM Corp.
5.700%, due 09/14/17	1,150,000	1,167,234

Consumer products—0.21%
Xstrata Finance Canada
5.800%, due 11/15/16[7]	950,000	942,160

Diversified financials—1.06%
Encana Holdings Financial Corp.
5.800%, due 05/01/14	450,000	457,060
General Electric Capital Corp. MTN
5.000%, due 04/10/12	330,000	329,257
5.875%, due 02/15/12	320,000	329,515
Goldman Sachs Group, Inc.
5.250%, due 10/15/13	3,605,000	3,546,974
Nationwide Building Society
4.250%, due 02/01/10[7]	180,000	176,642
		4,839,448
Electric utilities—0.48%
PSEG Funding Trust
5.381%, due 11/16/07	650,000	649,862
Scottish Power PLC
4.910%, due 03/15/10	950,000	943,705
SP Powerassets Ltd.
3.800%, due 10/22/08[7]	600,000	593,048
		2,186,615
Electrical-integrated—1.16%
EDP Finance BV
5.375%, due 11/02/12[7]	5,300,000	5,266,377

Energy—0.92%
Anadarko Petroleum Corp.
3.250%, due 05/01/08	675,000	668,372
5.950%, due 09/15/16	1,875,000	1,885,088
Florida Power Corp.
4.800%, due 03/01/13	340,000	331,889
XTO Energy, Inc.
6.250%, due 08/01/17	1,250,000	1,295,941
		4,181,290

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Financial services—11.14%
Bear Stearns Co., Inc.
3.250%, due 03/25/09	550,000	530,242
4.550%, due 06/23/10	670,000	651,902
5.500%, due 08/15/11	750,000	745,414
6.400%, due 10/02/17	1,525,000	1,520,053
Bear Stearns Co., Inc. MTN
6.950%, due 08/10/12	1,555,000	1,618,276
Citigroup, Inc.
4.125%, due 02/22/10	3,615,000	3,554,608
4.625%, due 08/03/10	340,000	337,979
Credit Suisse Guernsey
5.860%, due 05/15/17[8,9]	2,290,000	2,133,275
General Electric Capital Corp.
5.000%, due 11/15/11	4,555,000	4,548,382
6.000%, due 06/15/12	1,375,000	1,426,347
General Electric Capital Corp. MTN
4.875%, due 10/21/10	2,350,000	2,351,896
5.000%, due 12/01/10	3,100,000	3,118,836
Goldman Sachs Group, Inc.
5.300%, due 02/14/12	825,000	825,232
J.P. Morgan Chase & Co.
4.000%, due 02/01/08	1,530,000	1,526,276
J.P. Morgan Chase Capital XXV
6.800%, due 10/01/37	600,000	599,338
Lehman Brothers Holdings, Inc.
5.750%, due 04/25/11	895,000	897,028
5.750%, due 07/18/11	905,000	909,262
6.200%, due 09/26/14	2,320,000	2,335,054
6.625%, due 01/18/12	1,250,000	1,289,586
7.394%, due 09/15/22[5]	675,000	689,716
Lehman Brothers Holdings, Inc. MTN
5.645%, due 05/25/10[5]	2,500,000	2,461,492
Massmutual Global Funding
2.550%, due 07/15/08[7]	800,000	786,937
Morgan Stanley
5.050%, due 01/21/11	1,460,000	1,451,564
5.300%, due 03/01/13	1,025,000	1,012,472
5.493%, due 01/09/12[5]	6,630,000	6,523,237
6.600%, due 04/01/12	575,000	602,089
6.750%, due 04/15/11	250,000	261,242
Morgan Stanley MTN
5.550%, due 04/27/17	305,000	296,811
6.250%, due 08/28/17	2,225,000	2,278,106
New York Life Global Funding MTN
3.875%, due 01/15/09[7]	1,000,000	992,359
Principal Life Global Funding
3.625%, due 04/30/08[7]	455,000	450,719
SLM Corp. MTN
4.480%, due 01/31/14[5]	1,700,000	1,342,337
State Street Corp.
7.650%, due 06/15/10	345,000	366,638
TIAA Global Markets
3.875%, due 01/22/08[7]	250,000	249,283
		50,683,988

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Food products—0.74%
Kraft Foods, Inc.
6.000%, due 02/11/13	575,000	591,944
6.500%, due 08/11/17	2,625,000	2,754,281
		3,346,225
Insurance—2.56%
Berkshire Hathaway Finance Corp.
4.125%, due 01/15/10	1,430,000	1,409,351
Chubb Corp.
6.375%, due 03/29/37[5]	425,000	418,362
Lincoln National Corp.
5.353%, due 04/06/09[5]	4,390,000	4,378,862
Metropolitan Life Global Funding
4.250%, due 07/30/09[7]	235,000	232,275
Pricoa Global Funding I
5.400%, due 10/18/12[7]	2,175,000	2,189,977
Progressive Corp.
6.700%, due 06/15/37[5]	735,000	721,243
Prudential Financial, Inc.
3.750%, due 05/01/08	850,000	843,432
Prudential Financial, Inc. MTN
5.800%, due 06/15/12	975,000	995,953
Travelers Cos., Inc.
6.250%, due 03/15/37[5]	450,000	436,980
		11,626,435
Media—1.38%
Comcast Corp.
5.450%, due 11/15/10	1,525,000	1,537,691
5.900%, due 03/15/16	550,000	552,870
Lenfest Communications, Inc.
7.625%, due 02/15/08	745,000	749,110
News America Holdings
8.500%, due 02/23/25	200,000	236,878
9.500%, due 07/15/24	225,000	285,180
Rogers Communications
6.250%, due 06/15/13	825,000	841,752
Time Warner Cable, Inc.
5.850%, due 05/01/17[7]	1,700,000	1,685,489
Time Warner, Inc.
7.570%, due 02/01/24	350,000	383,539
		6,272,509
Medical providers—0.65%
Aetna, Inc.
6.000%, due 06/15/16	1,980,000	2,009,924
WellPoint, Inc.
5.000%, due 01/15/11	950,000	945,271
		2,955,195

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Oil & gas—0.33%
ConocoPhillips Co.
8.750%, due 05/25/10	1,250,000	1,364,782
Encana Corp.
4.600%, due 08/15/09	150,000	149,099
		1,513,881
Oil refining—0.08%
Canadian Natural Resources
5.700%, due 05/15/17	380,000	376,720

Oil services—0.19%
Halliburton Co.
5.500%, due 10/15/10	850,000	863,678

Pharmaceuticals—0.27%
Abbott Laboratories
5.600%, due 05/15/11	875,000	893,985
Schering-Plough Corp.
5.550%, due 12/01/13	340,000	341,391
		1,235,376
Real estate investment trusts—0.35%
AvalonBay Communities, Inc. MTN
6.125%, due 11/01/12	280,000	287,281
ERP Operating LP
6.625%, due 03/15/12	780,000	810,459
Rouse Co.
3.625%, due 03/15/09	225,000	214,512
5.375%, due 11/26/13	315,000	285,446
		1,597,698
Retail—0.09%
Federated Department Stores
6.625%, due 09/01/08	130,000	131,054
Federated Retail Holdings
5.900%, due 12/01/16	300,000	286,408
		417,462
Software—0.37%
Oracle Corp./Ozark Holdings
5.000%, due 01/15/11	1,700,000	1,701,940

Specialty purpose entity—0.70%
BAE Systems Holdings, Inc.
5.200%, due 08/15/15[7]	330,000	317,076
Goldman Sachs Capital II
5.793%, due 06/01/12[8,9]	1,565,000	1,459,536
UnitedHealth Group
5.250%, due 03/15/11	1,425,000	1,430,835
		3,207,447

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate notes—(concluded)
Telecommunications—2.74%
AT&T Broadband Corp.
8.375%, due 03/15/13		1,585,000	1,788,530
Cox Communications, Inc.
7.125%, due 10/01/12		350,000	372,441
7.750%, due 11/01/10		110,000	117,418
SBC Communications, Inc.
5.875%, due 02/01/12		95,000	97,795
Sprint Capital Corp.
7.625%, due 01/30/11		475,000	501,728
TCI Communications, Inc.
7.875%, due 08/01/13		100,000	110,005
8.750%, due 08/01/15		50,000	58,642
Telecom Italia Capital
5.250%, due 11/15/13		1,665,000	1,634,752
5.250%, due 10/01/15		205,000	197,554
6.200%, due 07/18/11		1,750,000	1,801,447
Telefonica Emisiones SAU
5.855%, due 02/04/13		925,000	944,682
5.984%, due 06/20/11		1,500,000	1,537,697
6.421%, due 06/20/16		950,000	993,514
Telefonica Europe BV
7.750%, due 09/15/10		235,000	251,627
Verizon New Jersey, Inc.
5.875%, due 01/17/12		2,030,000	2,076,164
			12,483,996
Utilities—0.60%
Dominion Resources, Inc.
5.125%, due 12/15/09		650,000	649,964
Nisource Finance Corp.
6.064%, due 11/23/09[5]		950,000	946,308
7.875%, due 11/15/10		1,075,000	1,150,493
			2,746,765
Wireless telecommunications—0.41%
Vodafone Group PLC
3.950%, due 01/30/08		900,000	896,892
7.750%, due 02/15/10		920,000	972,934
			1,869,826
Total corporate notes (cost—$154,661,625)			154,560,003

Non-US government obligations—1.33%
Government of Japan
1.150%, due 11/20/21[5]	JPY	507,000,000	4,370,576
Republic of France
3.750%, due 04/25/17	EUR	1,200,000	1,661,167
Total non-US government obligations (cost—$5,882,112)			6,031,743

Short-term US government agency obligation[10]—5.06%
Federal Home Loan Bank
4.350%, due 11/01/07 (cost—$23,000,000)		23,000,000	22,999,996

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Repurchase agreement—0.10%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $448,086 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$461,043); proceeds: $452,052 (cost—$452,000)	452,000	452,000

	Number of shares
Investments of cash collateral from securities loaned—1.86%
Money market funds[11]—1.86%
BlackRock Provident Institutional TempFund
5.051%	4,014,169	4,014,169
DWS Money Market Series
5.019%	2,778	2,778
UBS Private Money Market Fund LLC[12]
4.928%	4,452,322	4,452,322
Total money market funds and investments of cash collateral from securities loaned (cost—$8,469,269)		8,469,269
Total investments before investments sold short (cost—$506,007,885)[13,14]—111.54%		507,483,687

	Face amount[1] ($)
Investment sold short—(0.62)%
FNMA TBA
6.000%, TBA (proceeds—$2,806,125)	(2,800,000)	(2,820,126)
Liabilities in excess of other assets—(10.92)%		(49,702,902)
Net assets—100.00%		454,960,659

1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at October 31, 2007.
3	Partial amount pledged as collateral for security sold short.
4	Partial amount delivered to broker as collateral for futures transactions.
5	Floating rate security. The interest rate shown is the current rate as of October 31, 2007.
6	Illiquid security representing 0.16% of net assets as of October 31, 2007.
7

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 4.89% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8	Perpetual bond security. The maturity date reflects the next call date.
9	Variable rate security. The interest rate shown is the current rate as of October 31, 2007, and resets at the next call date.
10	Rate shown is the discount rate at date of purchase.
11	Rates shown reflect yield at October 31, 2007.
12	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
Security	Value at	ended	ended	Value at	ended
description	07/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)

UBS Private Money Market Fund LLC	3,207,180	12,279,000	11,033,858	4,452,322	3,792

13	Includes $8,131,560 of investments in securities on loan, at market value.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

14

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $3,641,460 and $2,165,658, respectively, resulting in net unrealized appreciation of investments of $1,475,802.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of October 31, 2007.
CDO	Collateralized Debt Obligation
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally  pay lower interest rates that typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	dates	Cost ($ )	value ($ )	appreciation (depreciation) ($)
29	EUR	Euribor Futures	March 2008	10,022,243	10,025,333	3,090
41	EUR	Euro Bobl Futures	December 2007	6,383,982	6,389,011	5,029
83	EUR	Euro Bund Futures	December 2007	13,580,457	13,608,703	28,246
140	USD	90 Day Euro Dollar Futures	December 2008	33,217,163	33,495,000	277,837
23	USD	US Treasury Note 5 Year Futures	December 2007	2,447,028	2,468,906	21,878
584	USD	US Treasury Note 10 Year Futures	December 2007	63,874,939	64,249,128	374,189
				129,525,812	130,236,081	710,269

		Sale contracts		Proceeds ($)
358	USD	US Treasury Bond 30 Year Futures	December 2007	40,052,720	40,308,563	(255,843)
						454,426

Currency type abbreviations:

EUR  Euro

USD  US Dollar

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Euro	1,131,000	USD	1,602,627	01/23/08	(37,273)
United States Dollar	4,583,005	JPY	528,778,000	01/15/08	40,993
					3,720

Currency type abbreviations:

JPY         Japanese Yen

USD        US Dollar

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	94.5
United Kingdom	1.4
Japan	0.9
Spain	0.7
Canada	0.5
Germany	0.5
Luxembourg	0.4
France	0.3
Italy	0.3
Ireland	0.3
Singapore	0.1
Sweden	0.1
Total	100.0

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio's annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

US government obligations—1.83%
US Treasury Inflation Index Notes (TIPS)
3.625%, due 01/15/08	258,010	258,877
US Treasury Notes
4.500%, due 03/31/12	700,000	710,718
4.625%, due 11/15/16[2]	10,100,000	10,235,724
4.875%, due 07/31/11	2,700,000	2,778,257
Total US government obligations (cost—$13,943,684)		13,983,576

Government national mortgage association certificates—0.06%
GNMA
8.000%, due 06/15/17	76,447	80,527
8.000%, due 07/15/17	79,409	83,984
8.000%, due 09/15/17	47,818	50,456
8.000%, due 11/15/17	102,702	108,357
GNMA II ARM
5.750%, due 07/20/25	14,173	14,292
6.125%, due 11/20/23	11,742	11,856
6.375%, due 01/20/26	27,660	27,976
6.375%, due 05/20/26	48,457	48,968
Total government national mortgage association certificates (cost—$426,464)		426,416

Federal home loan bank certificate—0.25%
FHLB
5.000%, due 12/20/11 (cost—$1,892,387)	1,900,000	1,896,713

Federal home loan mortgage corporation certificates—0.81%
FHLMC
4.500%, due 11/01/08	2,587,838	2,565,614
5.000%, due 09/01/35	332,762	319,696
5.000%, due 10/01/35	176,873	169,928
5.000%, due 11/01/35	1,535,811	1,475,508
7.645%, due 05/01/25	1,485,481	1,637,298
Total federal home loan mortgage corporation certificates (cost—$6,106,730)		6,168,044

Federal housing administration certificates—0.02%
FHA GMAC
7.430%, due 06/01/21	131,403	131,403
FHA Reilly
7.430%, due 10/01/20	39,431	39,431
Total federal housing administration certificates (cost—$182,263)		170,834

Federal national mortgage association certificates—35.17%
FNMA
5.000%, due 09/01/35[3]	855,272	821,724
5.000%, due 02/01/36[3]	65,459,369	62,891,753
5.000%, due 03/01/36[3]	14,571,344	13,999,789
5.396%, due 11/01/34	12,307,370	12,232,372
5.500%, due 06/01/33	25,544	25,244
5.500%, due 07/01/33	10,129	10,009
5.500%, due 01/01/35	398,353	393,310
5.500%, due 05/01/35	248,273	244,918
5.500%, due 06/01/35	1,356,953	1,338,616
5.500%, due 08/01/35	940,628	927,915
5.500%, due 10/01/35	439,740	433,798
5.500%, due 11/01/35	1,239,099	1,222,353
5.500%, due 12/01/35	3,403,049	3,357,062
5.500%, due 01/01/36	3,186,574	3,143,511

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Federal national mortgage association certificates—(concluded)
FNMA—(concluded)
5.500%, due 02/01/36	3,617,737	3,566,916
5.500%, due 03/01/36	2,782,878	2,742,609
5.500%, due 04/01/36	795,957	784,832
5.500%, due 05/01/36	517,631	510,141
5.500%, due 06/01/36	1,503,774	1,482,015
5.500%, due 08/01/36	121,334	119,694
5.500%, due 11/01/36	1,998,049	1,969,138
5.500%, due 01/01/37	52,830	52,065
5.500%, due 02/01/37	3,995,391	3,937,389
5.500%, due 03/01/37	7,974,950	7,858,800
5.500%, due 04/01/37	3,406,710	3,357,094
5.500%, due 05/01/37	3,682,826	3,629,188
5.500%, due 06/01/37	2,772,848	2,732,463
5.500%, due 07/01/37	2,027,521	1,997,992
5.500%, due 09/01/37	8,949,691	8,819,344
5.500%, due 10/01/37	52,956	52,184
6.000%, due 10/01/36[3]	1,344,583	1,354,740
6.970%, due 12/01/09	3,594,107	3,719,900
FNMA ARM
4.186%, due 11/01/34	13,454,942	13,432,863
4.464%, due 02/01/34	3,885,057	3,827,267
6.383%, due 08/01/40	402,588	404,378
6.484%, due 05/01/30	151,987	153,645
7.213%, due 05/01/27	64,685	65,286
7.238%, due 04/01/27	47,615	47,939
FNMA ARM COFI
4.150%, due 11/01/26	217,372	216,285
FNMA TBA
5.500%, TBA	102,000,000	100,454,400
Total federal national mortgage association certificates (cost—$268,658,523)		268,330,941

Collateralized mortgage obligations—34.66%
ARM Trust, Series 2005-5, Class 2A1
5.138%, due 09/25/35	695,183	696,792
Arran Residential Mortgages Funding PLC, Series 2006-1A, Class A1B
5.130%, due 04/12/36[4,5]	482,178	479,767
Banc of America Funding Corp., Series 2005-D, Class A1
4.112%, due 05/25/35[4]	6,459,366	6,353,016
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
7.363%, due 07/20/32[4]	10,772	10,904
Bear Stearns ARM Trust,
Series 2003-5, Class 2A1
4.539%, due 08/25/33	1,780,762	1,734,891
Series 2004-9, Class 22A1
4.771%, due 11/25/34	151,945	150,470
Series 2005-5, Class A2
4.550%, due 08/25/35	7,597,892	7,631,844
Series 2005-9, Class A1
4.625%, due 10/25/35	2,787,570	2,741,164
Bear Stearns Alternative Loan Trust-A Trust,
Series 2005-7, Class 22A1
5.507%, due 09/25/35[4]	2,383,862	2,384,347
Series 2006-1, Class 21A2
5.954%, due 02/25/36[4]	2,552,595	2,565,739
Bear Stearns Commerical Mortgage Securities, Series 2006-BBA7, Class A1
5.201%, due 03/15/19[4,5]	4,784,448	4,754,961
Bear Stearns,
Series 2003-1, Class 5A1
5.435%, due 04/25/33[4]	100,521	100,294

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(continued)
Series 2003-1, Class 6A1
5.035%, due 04/25/33[4]	278,953	277,962
Series 2003-3, Class 1A
7.345%, due 10/25/33[4]	149,529	151,476
Series 2004-3, Class 1A2
5.708%, due 07/25/34[4]	1,114,855	1,120,233
Series 2004-6, Class 2A1
5.077%, due 09/25/34[4]	4,514,315	4,534,319
Series 2004-7, Class 1A1
6.310%, due 10/25/34[4]	1,767,787	1,784,106
Series 2004-9, Class 2A1
5.336%, due 09/25/34[4]	1,735,496	1,737,035
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1
5.320%, due 01/25/37[4,5]	5,936,438	5,897,936
Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1
5.250%, due 12/25/32	231,665	230,139
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
4.248%, due 08/25/35[4]	476,972	466,759
Series 2005-6, Class A3
4.098%, due 08/25/35[4]	84,359	82,378
Series 2005-11, Class A1A
4.900%, due 12/25/35[4]	2,062,870	2,058,693
Series 2006-AR1, Class 1A1
4.900%, due 10/25/35[4]	4,200,130	4,179,441
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
6.250%, due 12/25/33	1,048,155	1,048,872
Countrywide Home Loans,
Series 2003-R4, Class 2A
6.500%, due 01/25/34[5]	2,107,769	2,162,086
Series 2004-12, Class 11A2
6.205%, due 08/25/34[4]	1,107,850	1,113,878
FHLMC REMIC,
Series 1278, Class K
7.000%, due 05/15/22	218,244	217,755
Series 1367, Class KA
6.500%, due 09/15/22	4,052	4,067
Series 1502, Class PXZ
7.000%, due 04/15/23	1,086,589	1,119,867
Series 1503, Class PZ
7.000%, due 05/15/23	369,941	380,670
Series 1534, Class Z
5.000%, due 06/15/23	392,825	390,291

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(continued)
Series 1548, Class Z
7.000%, due 07/15/23	308,768	319,248
Series 1562, Class Z
7.000%, due 07/15/23	457,365	473,050
Series 1694, Class Z
6.500%, due 03/15/24	148,228	153,709
Series 2061, Class Z
6.500%, due 06/15/28	918,990	933,001
Series 2400, Class FQ
5.591%, due 01/15/32[4]	376,434	379,046
Series 2579, Class DZ
5.000%, due 03/15/34	5,978,875	5,244,054
Series 2764, Class LZ
4.500%, due 03/15/34	2,349,249	1,934,819
Series 2764, Class ZG
5.500%, due 03/15/34	4,260,540	4,024,364
Series 2835, Class JZ
5.000%, due 08/15/34	3,279,280	3,034,057
Series 2849, Class PZ
5.000%, due 07/15/33	11,360,362	9,952,451
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	5,743,276
Series 2983, Class TZ
6.000%, due 05/15/35	4,969,174	4,945,854
Series 3149, Class CZ
6.000%, due 05/15/36	6,920,285	6,853,533
Series G23, Class KZ
6.500%, due 11/25/23	279,781	290,016
Series T-054, Class 2A
6.500%, due 02/25/43	1,481,761	1,511,860
Series T-058, Class 2A
6.500%, due 09/25/43	5,723,716	5,880,163
Series T-061, Class 1A1
6.405%, due 07/25/44[4]	3,113,531	3,104,951
Series T-075, Class A1
4.913%, due 12/25/36[4]	6,260,469	6,238,945
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
5.371%, due 08/25/35[4]	197,621	196,750
FNMA REMIC,
Series 1998-066, Class FG
5.173%, due 02/25/28[4]	189,772	190,401
Series 2000-034, Class F
5.323%, due 10/25/30[4]	28,360	28,502
Series 2002-080, Class A1
6.500%, due 11/25/42	2,846,726	2,933,194
Series 2003-064, Class AH
6.000%, due 07/25/33	9,072,631	9,004,392
Series 2003-106, Class US
1.766%, due 11/25/23[6,7]	333,000	223,273
Series 2003-W8, Class 2A
7.000%, due 10/25/42	189,680	197,161
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	3,349,824	3,385,851
Series 2004-W8, Class 2A
6.500%, due 06/25/44	4,064,708	4,200,887

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(continued)
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,294,560	1,125,579
Series 2005-47, Class PA
5.500%, due 09/25/24	5,746,341	5,759,376
Series 2005-116, Class TZ
5.500%, due 01/25/36	6,082,106	5,648,468
Series 2005-120, Class ZU
5.500%, due 01/25/36	6,635,025	6,226,015
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	2,874,641
Trust, Series 1991-065, Class Z
6.500%, due 06/25/21	18,308	19,008
Trust, Series 1992-040, Class ZC
7.000%, due 07/25/22	44,181	45,346
Trust, Series 1992-129, Class L
6.000%, due 07/25/22	23,914	24,345
Trust, Series 1993-037, Class PX
7.000%, due 03/25/23	65,560	68,056
Trust, Series 1993-060, Class Z
7.000%, due 05/25/23	390,421	409,585
Trust, Series 1993-065, Class ZZ
7.000%, due 06/25/13	426,949	438,548
Trust, Series 1993-070, Class Z
6.900%, due 05/25/23	59,433	62,202
Trust, Series 1993-096, Class PZ
7.000%, due 06/25/23	346,059	358,802
Trust, Series 1993-160, Class ZB
6.500%, due 09/25/23	68,188	68,310
Trust, Series 1993-163, Class ZB
7.000%, due 09/25/23	29,893	31,015
Trust, Series 1994-023, Class PX
6.000%, due 08/25/23	464,502	470,624
Trust, Series 1998-M7, Class Z
6.390%, due 05/25/36	1,486,766	1,542,331
Trust, Series 1999-W4, Class A9
6.250%, due 02/25/29	1,485,994	1,494,516
GNMA REMIC,
Trust, Series 2000-09, Class FG
5.660%, due 02/16/30[4]	226,910	229,337
Trust, Series 2002-031, Class FW
5.460%, due 06/16/31[4]	242,762	244,025
Trust, Series 2003-98, Class Z
6.000%, due 11/20/33	12,641,683	12,572,493
Trust, Series 2005-26, Class ZA
5.500%, due 01/20/35	5,531,033	5,074,929

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(continued)
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
5.212%, due 03/06/20[4,5]	2,427,217	2,406,001
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.541%, due 09/25/35	3,588,586	3,558,724
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1
5.150%, due 07/19/35[4]	1,146,730	1,142,067
Housing Security, Inc., Series 1992-8, Class B
6.077%, due 06/25/24[4]	569,282	570,853
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4
5.937%, due 02/12/49	3,200,000	3,223,372
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.471%, due 01/20/17[4]	802,014	887,228
Morgan Stanley Capital I,
Series 2006-HQ9, Class A4
5.731%, due 07/12/44	1,900,000	1,913,396
Series 2006-IQ12, Class A4
5.332%, due 12/15/43	3,100,000	3,031,239
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
4.953%, due 01/25/36[4]	86,417	86,367
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	1,732,561	1,706,568
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	1,975,602
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	897,034	932,806
Series 2000-20K, Class 1
7.220%, due 11/01/20	1,112,237	1,167,697
Series 2001-P10B, Class 1
6.344%, due 08/10/11	1,918,074	1,956,919
Series 2002-20K, Class 1
5.080%, due 11/01/22	4,091,728	4,098,792
Series 2003-20I, Class 1
5.130%, due 09/01/23	713,444	714,566
Series 2003-20L, Class 1
4.890%, due 12/01/23	2,087,878	2,067,880
Series 2004-P10A, Class 1
4.504%, due 02/10/14	6,708,729	6,414,544
Series 2005-20H, Class 1
5.110%, due 08/01/25	2,435,827	2,428,965

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(concluded)
Series 2007-20D, Class 1
5.320%, due 04/01/27	6,844,093	6,926,227
Structured ARM Loan Trust, Series 2004-8, Class 3A
5.000%, due 07/25/34	1,905,001	1,892,144
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
5.351%, due 09/19/32[4]	714,363	713,466
Series 2006-AR3, Class 11A1
5.083%, due 04/25/36[4]	2,902,566	2,808,058
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	3,454,714	3,046,441
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572%, due 10/15/48	7,100,000	7,066,984
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR6, Class A
6.383%, due 06/25/42[4]	166,609	163,742
Series 2005-AR1, Class A1A
5.183%, due 01/25/45[4]	260,803	256,561
Series 2005-AR2, Class 2A1A
5.183%, due 01/25/45[4]	328,018	322,036
Series 2006-AR7, Class 3A
5.777%, due 07/25/46[4]	3,789,089	3,784,598
Series 2006-AR9, Class 1A
5.983%, due 08/25/46[4]	2,881,161	2,859,656
Series 2006-AR9, Class 2A
5.783%, due 08/25/46[4]	2,135,458	2,132,074
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.705%, due 12/25/33[4]	2,545,308	2,485,863
Series 2004-CC, Class A1
4.950%, due 01/25/35[4]	870,046	852,106
Series 2006-AR2, Class 2A1
4.950%, due 03/25/36	4,167,284	4,124,146
Total collateralized mortgage obligations (cost—$266,056,535)		264,444,199

Asset-backed securities—3.16%
Ace Securities Corp., Series 2006-HE3, A2A
4.923%, due 06/25/36[4]	391,850	389,869
Accredited Mortgage Loan Trust, Series 2006-2, Class A1
4.913%, due 09/25/36[4]	1,916,618	1,901,769
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A1
4.938%, due 07/25/36[4]	918,648	915,436
Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3
3.100%, due 03/10/10	2,000,000	1,986,518
Citibank Omni-S Master Trust, Series 2002-2, Class A
5.311%, due 04/16/13[4]	2,000,000	1,994,407
Countrywide Asset-Backed Certificates,
Series 2006-8, Class 2A1
4.903%, due 01/25/46[4]	2,202,849	2,187,774
Series 2007-5, Class 2A1
4.973%, due 09/25/47[4]	2,623,402	2,603,202
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
5.911%, due 09/15/29[4]	69,374	66,976
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF8, Class 2A1
4.903%, due 07/25/36[4]	687,204	683,035
Fremont Home Loan Trust, Series 2006-A, Class 2A2
4.973%, due 05/25/36[4]	1,100,421	1,090,702

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Asset-backed securities—(concluded)
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
4.943%, due 03/25/36[4]		21,213	21,199
Series 2006-3, Class 2A1
4.933%, due 04/25/36[4]		243,269	242,956
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A
4.923%, due 05/25/37[4]		2,569,687	2,550,415
Series 2006-RM2, Class A2A
4.903%, due 05/25/37[4]		1,133,093	1,123,509
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30		536,342	539,589
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A
4.913%, due 07/25/36[4]		2,403,136	2,382,925
New Century Home Equity Loan Trust, Series 2006-2, Class A2A
4.943%, due 08/25/36[4]		718,039	714,754
Residential Asset Securities Corp.,
Series 2006-EMX4, Class A1
5.171%, due 06/25/36[4]		580,943	577,830
Series 2006-KS4, Class A1
4.913%, due 06/25/36[4]		629,632	626,284
Series 2006-KS5, Class A1
4.943%, due 07/25/36[4]		1,314,433	1,308,346
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A1
4.903%, due 07/25/36[4]		194,905	194,778
Total asset-backed securities (cost—$24,259,883)			24,102,273

Stripped mortgage-backed security[6,8]—0.00%
FNMA REMIC, Trust Series 1993-040, Class P
7.000%, due 04/25/08 (cost—$32)		2,850	35

Corporate notes—28.89%
Airlines—0.60%
Northwest Airlines, Series 2000-1, Class G
8.072%, due 04/01/21		4,362,886	4,537,607
United Air Lines, Inc.
10.360%, due 11/27/12[6,9,10]		234,094	12,875
			4,550,482
Auto & truck—0.04%
General Motors
7.700%, due 04/15/16		300,000	276,000

Automobiles—0.45%
DaimlerChrysler N.A. Holding
6.133%, due 03/13/09[4]		2,900,000	2,899,884
6.500%, due 11/15/13		500,000	525,237
			3,425,121
Banking-non-US—7.65%
ASIF II
1.200%, due 03/20/08	JPY	992,000,000	8,592,621
Barclays Bank PLC
5.450%, due 09/12/12		4,400,000	4,438,931
BNP Paribas
5.186%, due 06/29/15[5,11,12]		3,100,000	2,871,502

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Banking-non-US—(concluded)
Credit Agricole
5.555%, due 05/28/10[4,5]		6,800,000	6,804,984
6.637%, due 05/31/17[5,11,12]		900,000	855,335
Deutsche Bank AG London
6.000%, due 09/01/17		10,800,000	11,048,001
HBOS PLC
6.657%, due 05/21/37[5,11,12]		2,400,000	2,132,760
HSBC Holdings PLC
6.500%, due 05/02/36		2,300,000	2,270,611
6.500%, due 09/15/37		200,000	198,155
Nordea Bank Finland
5.090%, due 12/01/08[4]		2,600,000	2,596,090
Resona Bank Ltd.
5.850%, due 04/15/16[5,11,12]		2,900,000	2,686,635
Royal Bank of Scotland Group PLC
7.640%, due 09/29/17[11,12]		5,500,000	5,700,816
Santander Perpetual
6.671%, due 10/24/17[5,11,12]		6,700,000	6,671,766
VTB Capital (Vneshtorgbank)
5.956%, due 08/01/08[4,5]		1,500,000	1,485,000
			58,353,207
Banking-US—1.41%
American Express, Federal Savings Bank
5.130%, due 06/12/09[4]		2,000,000	1,991,442
Bank of America N.A.
5.300%, due 03/15/17		3,500,000	3,381,532
HSBC Bank USA
6.000%, due 08/09/17		4,900,000	4,964,925
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17		400,000	405,651
			10,743,550
Biotechnology—0.30%
Amgen, Inc.
5.585%, due 11/28/08[4,5]		2,300,000	2,295,853

Diversified financials—7.95%
American Express Co.
6.150%, due 08/28/17		7,100,000	7,240,907
CIT Group, Inc.
5.000%, due 11/24/08		4,900,000	4,851,265
5.834%, due 06/08/09[4]		3,300,000	3,185,487
General Electric Capital Corp.
5.500%, due 09/15/67[4,5]	EUR	5,000,000	7,280,972
5.628%, due 08/15/11[4]		300,000	298,169
Goldman Sachs Group, Inc.
5.250%, due 10/15/13		400,000	393,562
5.300%, due 12/22/08[4]		1,500,000	1,496,532
5.625%, due 01/15/17		1,800,000	1,742,913
6.250%, due 09/01/17		14,400,000	14,646,326

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Diversified financials—(concluded)
Hutchison Whampoa International Ltd.
5.450%, due 11/24/10		1,200,000	1,217,674
JPMorgan Chase & Co. MTN
5.172%, due 05/07/10[4]		6,700,000	6,652,845
Lehman Brothers Holdings, Inc.
4.869%, due 11/24/08[4]		3,100,000	3,076,561
5.241%, due 01/23/09[4]		2,600,000	2,569,213
Merrill Lynch & Co.
6.050%, due 08/15/12		1,500,000	1,522,204
Mizuho JGB Investment
9.870%, due 06/30/08[5,11,12]		200,000	205,763
Mizuho Preferred Capital
8.790%, due 06/30/08[5,11,12]		1,200,000	1,226,393
Sumitomo Mitsui Banking
5.625%, due 10/15/15[5,11,12]		2,300,000	2,146,967
Tokai Preferred Capital Co. LLC
9.980%, due 06/30/08[5,11,12]		900,000	928,466
			60,682,219
Electric utilities—0.23%
PSE&G Power LLC
5.000%, due 04/01/14		1,800,000	1,731,299

Electric-integrated—0.27%
Enel Finance International
6.250%, due 09/15/17[5]		2,000,000	2,048,740

Finance-noncaptive diversified—0.51%
Ford Motor Credit Co. LLC
7.250%, due 10/25/11		3,200,000	2,976,675
Ford Motor Credit Corp., Term B Loan
8.360%, due 11/29/13		992,500	955,281
			3,931,956
Financial services—2.74%
Bear Stearns Co., Inc.
5.190%, due 01/31/11[4]		900,000	872,022
6.400%, due 10/02/17		3,800,000	3,787,673
6.950%, due 08/10/12		1,700,000	1,769,176
Citigroup, Inc.
5.125%, due 12/12/18	GBP	2,390,000	4,539,003
5.600%, due 05/18/11[4]		700,000	694,383
General Motors Acceptance Corp.
6.808%, due 05/15/09[4]		1,000,000	940,816
Morgan Stanley
5.410%, due 05/07/09[4]		1,700,000	1,691,687
5.470%, due 02/09/09[4]		2,000,000	1,993,708
Residential Capital LLC
7.595%, due 05/22/09[4]		600,000	468,000
SLM Corp.
5.894%, due 03/15/11[4]		2,600,000	2,428,943

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Financial services—(concluded)
Bridge Loan
6.000%, due 06/30/08[6]	1,700,000	1,693,356
		20,878,767
Forest products—0.22%
Koch Forest Products, Inc.
7.110%, due 12/20/12[4]	302,709	296,032
7.340%, due 12/20/12[4]	1,416,666	1,385,424
		1,681,456
Insurance—0.96%
Metropolitan Life Global Funding I
5.560%, due 05/17/10[4,5]	4,600,000	4,562,648
Progressive Corp.
6.700%, due 06/15/37[4]	2,800,000	2,747,592
		7,310,240
Media—1.06%
CSC Holdings, Inc.
7.250%, due 07/15/08	3,000,000	3,007,500
Echostar DBS Corp.
5.750%, due 10/01/08	300,000	299,250
7.000%, due 10/01/13	400,000	416,500
Time Warner, Inc.
5.500%, due 11/15/11	3,000,000	3,008,307
Viacom, Inc.
6.044%, due 06/16/09[4]	1,400,000	1,395,243
		8,126,800
Oil refining—0.54%
Enterprise Products Operating L.P. Series B
4.625%, due 10/15/09	1,000,000	991,721
Tesoro Corp.
6.250%, due 11/01/12	1,000,000	992,500
6.500%, due 06/01/17[5]	800,000	790,000
Valero Energy Corp.
6.625%, due 06/15/37	1,300,000	1,338,498
		4,112,719
Oil services—1.50%
Chesapeake Energy Corp.
2.500%, due 05/15/37	2,700,000	2,956,500
CITIC Resources Finance
6.750%, due 05/15/14[5]	1,100,000	1,056,000
El Paso Corp.
7.000%, due 06/15/17	3,500,000	3,507,147
Gaz Capital (Gazprom)
7.288%, due 08/16/37[5]	2,600,000	2,761,720
Kinder Morgan Term B Loan
5.130%, due 05/24/14	856,841	837,318
6.820%, due 05/24/14	13,636	13,326

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate notes—(concluded)
Oil services—(concluded)
Pemex Project Funding Master Trust
6.180%, due 12/03/12[4,5]		300,000	300,600
			11,432,611
Paper & packaging—0.27%
Georgia-Pacific Corp.
7.125%, due 01/15/17[5]		2,100,000	2,047,500

Pharmaceuticals—0.31%
Astrazeneca PLC
5.900%, due 09/15/17		2,300,000	2,351,732

Publishing—0.14%
Idearc, Inc. Term Loan B
7.330%, due 11/09/14[4]		1,094,500	1,078,083

Retail—0.22%
CVS Caremark Corp.
5.921%, due 06/01/10[4]		1,700,000	1,686,890

Road & rail—0.18%
Burlington Northern Santa Fe Corp.
6.150%, due 05/01/37		1,400,000	1,383,091

Telecommunication services—1.12%
Embarq Corp.
6.738%, due 06/01/13		1,300,000	1,351,771
Telefonica Emisones SAU
5.888%, due 06/19/09[4]		2,800,000	2,801,428
Verizon Communications
5.550%, due 02/15/16		3,400,000	3,420,074
Verizon North, Inc.
5.634%, due 01/01/21[6,13]		1,000,000	959,180
			8,532,453
Tobacco—0.22%
Reynolds American, Inc.
7.250%, due 06/15/37		1,600,000	1,701,110
Total corporate notes (cost—$220,538,081)			220,361,879

Non-US government obligations—3.31%
Federal Republic of Brazil
10.250%, due 01/10/28	BRL	18,000,000	10,469,361
Mexican Fixed Rate Bonds, Series M
8.000%, due 12/23/10	MXN	101,740,000	9,639,179
Republic of Italy
3.800%, due 03/27/08	JPY	484,000,000	4,239,902
Russian Federation
7.500%, due 03/31/30[4]		74,250	83,635

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Non-US government obligations—(concluded)
United Mexican States
6.750%, due 09/27/34	196,000	219,226
8.000%, due 09/24/22	500,000	618,750
Total non-US government obligations (cost—$26,013,081)		25,270,053

Municipal bonds and notes—1.43%
Tobacco—0.65%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	484,790
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	201,712
Tobacco Settlement Funding Corp., Series 2001-B
5.875%, due 05/15/39	1,075,000	1,074,731
Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue,
Series A, 7.666%, due 05/15/16	52,838	52,967
Series B, 6.375%, due 05/15/30	3,030,000	3,154,018
		4,968,218
Utilities—0.78%
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series D
4.750%, due 06/15/38	3,200,000	3,194,720
Tennessee Valley Authority
5.375%, due 04/01/56	2,700,000	2,750,271
		5,944,991
Total municipal bonds and notes (cost—$11,055,548)		10,913,209

Certificates of deposit—0.33%
Banking-non-US—0.33%
Nordea Bank Finland
5.109%, due 11/09/07[14] (cost—$2,499,397)	2,500,000	2,499,397

Short-term corporate obligations—0.35%
Banking-non-US—0.29%
Royal Bank of Scotland PLC
5.910%, due 11/20/07[14]	2,200,000	2,199,740

Hotels/gaming—0.06%
MGM Mirage, Inc.
6.750%, due 02/01/08	500,000	500,000
Total short-term corporate obligations (cost—$2,700,913)		2,699,740

Short-term US government obligations[15,16]—1.29%
US Treasury Bills
3.760%, due 12/13/07[2]	1,800,000	1,792,104
3.770%, due 12/13/07[2]	2,480,000	2,469,092
3.842%, due 12/13/07[2]	3,100,000	3,086,105
3.900%, due 12/13/07[2]	2,480,000	2,468,716
Total short-term US government obligations (cost—$9,816,017)		9,816,017

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Repurchase agreement—1.04%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $7,920,000 US Treasury Notes, 4.875% due 05/31/08; (value—$8,113,581); proceeds: $7,954,917 (cost—$7,954,000)	7,954,000	7,954,000

		Number of Contracts
Options*—0.30%
Call options purchased[6]—0.28%
3 Month LIBOR Interest Rate Swap,
strike @ 4.120%,
expires 03/16/09[17]	EUR	155,000,000	333,763
strike @ 4.750%,
expires 03/31/08[18]		29,900,000	212,290
strike @ 4.750%,
expires 09/26/08[18]		9,600,000	79,200
strike @ 4.750%,
expires 12/15/08[18]		21,500,000	179,095
strike @ 4.750%,
expires 09/30/10[18]		9,500,000	78,375
strike @ 5.000%,
expires 02/01/08[18]		20,700,000	194,548
strike @ 5.000%,
expires 12/15/08[18]		60,700,000	667,093
strike @ 5.300%,
expires 03/14/08[19]	GBP	90,000,000	273,194
Japanese Yen Options,
strike @ 104.00,
expires 03/17/10		2,700,000	101,326
			2,118,884

Put options purchased—0.02%
90 Day Euribor Futures,
strike @ 95.25,
expires 112/17/07	EUR	442	7994
90 Day Euro Dollar Futures,
strike @ 91.75,
expires 03/17/08		600,000	1,500
strike @ 93.00,
expires 03/17/08		2,162,500	5,406
Euro Dollar Options,
strike @ 92.00,
expires 03/17/08		1,650,000	4,125
strike @ 93.25,
expires 03/17/08		412,500,000	10,312
Japanese Yen Options,
strike @ 104.00,
expires 03/17/10[6]		2,700,000	146,610

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Number of contracts ($)	Value ($)

Options*—(concluded)
Put options purchased—(concluded)
U S Treasury Note 10 Year Futures,
strike @ 100.00,
expires 11/20/07	616,000	9,625
		185,572
Total options (cost—$1,636,526)		2,304,456

	Number of shares
Investments of cash collateral from securities loaned—1.78%
Money market funds[20]—1.78%
DWS Money Market Series
5.019%	11,055,006	11,055,006
UBS Private Money Market Fund LLC[21]
4.928%	2,488,783	2,488,783
Total money market funds and investments of cash collateral from securities loaned (cost—$13,543,789)		13,543,789
Total investments before investments sold short (cost—$877,283,853)[22,23]—114.68%		874,885,571

	Face Amount
Investments sold short—(6.04)%
FNMA TBA
5.000%, TBA	(47,000,000)	(45,105,336)
6.000%, TBA	(1,000,000)	(1,006,250)
Total investments sold short (proceeds—$45,762,656)—(6.04%)		(46,111,586)
Liabilities in excess of other assets—(8.64)%		(65,887,754)
Net assets—100.00%		762,886,231

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at October 31, 2007.
3	Entire amount pledged as collateral for investments sold short.
4	Floating rate security. The interest rate shown is the current rate as of October 31, 2007.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.76% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Illiquid securities representing 1.03% of net assets as of October 31, 2007.
7	Inverse variable rate security. The interest rate disclosed is that which is in effect at October 31, 2007.
8

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

9	Security is being fair valued by a valuation committee under the direction of the board of trustees.
10	Bond interest in default.
11	Perpetual bond security. The maturity date reflects the next call date.
12	Variable rate security. The interest rate shown is the current rate as of October 31, 2007, and resets at the next call date.
13

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.13% of net assets as of October 31, 2007, is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets ($)	Value at 10/31/07 ($)	Value as a percentage of net assets (%)

Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.13	959,180	0.13

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

14	Variable rate security. Maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of October 31, 2007, and resets periodically.
15	Rates shown are the discount rates at date of purchase.
16	Partial amount delivered to broker as collateral for futures transactions.
17	3 Month LIBOR (EUR on London Interbank Offered Rate) at October 31, 2007 was 4.603%.
18	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2007 was 4.894%.
19	3 Month LIBOR (GBP on London Interbank Offered Rate) at October 31, 2007 was 6.279%.
20	Rates shown reflect yield at October 31, 2007.
21	The table below details the Portfolios’s transaction activity in an affiliated issuer for the three months ended October 31, 2007.

Security description	Value at 07/31/07 ($)	Purchases during the three months ended 10/31/07 ($)	Sales during the three months ended 10/31/07 ($)	Value at 10/31/07 ($)	Net income earned from affiliate for the three months ended 10/31/07 ($)

UBS Private Money Market Fund LLC	4,995,563	12,108,990	14,615,770	2,488,783	5,491

22	Includes $13,067,048 of investments in securities on loan, at value.
23

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $7,254,167 and $9,639,860, respectively, resulting in net unrealized depreciation of investments of $2,385,693.

ABS	Asset-backed security
ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of October 31, 2007.
BRL	Brazilian Real
COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation,  unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs,  the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates that typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

Written options

Number of						Unrealized
contracts			Expiration	Premiums	Current	appreciation
(000)	Currency	Call options written	dates	received ($)	value ($)	(depreciation) ($)
34,000	EUR	3 Month LIBOR[17] Interest Rate Swap, strike @ 4.25%[6]	03/16/09	331,356	336,136	(4,780)
23,000	GBP	3 Month LIBOR[19] Interest Rate Swap, strike @ 4.85%[6]	03/14/08	349,029	78,664	270,365
13,000	USD	3 Month LIBOR[18] Interest Rate Swap, strike @ 4.90%[6]	03/31/08	158,600	150,800	7,800
4,200	USD	3 Month LIBOR[18] Interest Rate Swap, strike @ 4.95%[6]	09/26/08	34,440	62,832	(28,392)
4,100	USD	3 Month LIBOR[18] Interest Rate Swap, strike @ 4.95%[6]	09/30/13	48,226	47,560	666
7,200	USD	3 Month LIBOR[18] Interest Rate Swap, strike @ 5.00%[6]	12/15/08	72,540	130,392	(57,852)
9,000	USD	3 Month LIBOR[18] Interest Rate Swap, strike @ 5.10%[6]	02/01/08	108,000	139,834	(31,834)
20,200	USD	3 Month LIBOR[18] Interest Rate Swap, strike @ 5.20%[6]	12/15/08	236,738	479,144	(242,406)
1,000	USD	Japanese Yen Options, strike @ 104.00[6]	03/17/10	52,625	562,500	(509,875)
373	USD	US Treasury Note 10 Year Futures, strike @ 111.00	02/22/08	127,006	337,134	(210,128)
179	USD	US Treasury Note 10 Year Futures, strike @ 112.00	02/22/08	107,231	89,500	17,731
				1,625,791	2,414,496	(788,705)

		Put options written
1,000	USD	Japanese Yen Options, strike @ 104.00[6]	03/10/10	52,625	52,625	—
373	USD	US Treasury Note 10 Year Futures, strike @ 106.00	02/22/08	156,147	64,109	92,038
179	USD	US Treasury Note 10 Year Futures, strike @ 107.00	02/22/08	55,356	53,141	2,215
				264,128	169,875	94,253
						(694,452)

Written option activity for the three months ended October 31, 2007 was as follows:

	Number of	Amounts of
	contracts	premiums
	(000)	received ($)
Options outstanding at July 31, 2007	80,700	1,007,573
Options written	191,002	1,445,391
Options terminated in closing purchase transactions	(155,001)	(563,045)
Options outstanding at October 31, 2007	116,701	1,889,919

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
184	EUR	90 Day Euribor Futures	December 2007	63,589,042	63,532,474	(56,568)
273	EUR	90 Day Euribor Futures	March 2008	94,430,714	94,376,407	(54,307)
273	EUR	90 Day Euribor Futures	June 2008	94,494,847	94,415,903	(78,944)
1,000	GBP	90 Day Sterling Futures	June 2008	244,607,724	244,945,293	337,569
1,271	GBP	90 Day Sterling Futures	September 2008	311,085,040	311,754,518	669,478
1	USD	90 Day Euro Dollar Futures	September 2008	238,400	239,225	825
261	USD	90 Day Euro Dollar Futures	December 2008	62,173,463	62,444,250	270,787
261	USD	90 Day Euro Dollar Futures	March 2009	62,131,050	62,414,887	283,837
261	USD	90 Day Euro Dollar Futures	June 2009	62,085,375	62,352,900	267,525
1,547	USD	US Treasury Note 10 Year Futures	December 2007	168,337,312	170,194,172	1,856,860
				1,163,172,967	1,166,670,029	3,497,062

		Sale contracts		Proceeds ($)
183	EUR	Euro Bund 10 Year Futures	December 2007	29,715,745	30,004,731	(288,986)
665	EUR	Euro Schatz 2 Year Futures	December 2007	99,600,299	99,297,241	303,058
18	JPY	Japan Bond 10 Year Futures	December 2007	21,153,150	21,232,779	(79,629)
238	USD	US Treasury Bond 20 Year Futures	December 2007	26,490,516	26,797,313	(306,797)
629	USD	US Treasury Note 5 Year Futures	December 2007	67,131,508	67,519,219	(387,711)
				244,091,218	244,851,283	(760,065)
						2,736,997

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Euro	5,306,000	USD	7,519,398	11/05/07	(167,248)
Euro	700,000	USD	988,176	11/08/07	(25,945)
Great Britain Pound	2,847,000	USD	5,668,428	11/01/07	(251,152)
Great Britain Pound	2,847,000	USD	5,857,987	12/20/07	(52,340)
Japanese Yen	1,516,361,000	USD	13,355,773	12/13/07	144,865
United States Dollar	5,867,516	GBP	2,847,000	11/01/07	52,064
					(299,756)

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

Interest rate swaps6

			Rate type						Unrealized
Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	appreciation (depreciation) ($)
BRL	36,000	01/04/10	—	23	12.948		(56,811)	551,450	494,639
CAD	93,200	06/20/12	4.828	24	5.000		(620,910)	493,276	(127,634)
CAD	65,000	06/20/17	5.500		4.828	24	1,261,089	(1,148,584)	112,505
EUR	300	12/15/11	4.000		4.614	25	(314)	8,681	8,367
EUR	1,200	03/15/12	1.983		—	26	(2,462)	(3,508)	(5,970)
EUR	2,400	03/15/12	1.948		—	26	(1,764)	(38,676)	(40,440)
GBP	30,800	06/19/09	6.241	27	6.000		(89,395)	244,896	155,501
GBP	75,000	06/19/09	6.241	27	6.000		(428,654)	596,337	167,683
GBP	26,100	09/15/10	6.241	27	5.000		1,927,948	(1,057,485)	870,463
GBP	300	12/15/35	4.000		6.241	27	(9,899)	23,189	13,290
GBP	6,800	12/15/35	4.000		6.241	27	(446,521)	525,145	78,624
GBP	9,800	12/15/35	4.000		6.241	27	(62,214)	757,496	695,282
MXN	32,000	11/04/16	7.93	28	8.170		16,807	(14,898)	1,909
MXN	86,000	11/04/16	7.93	28	8.170		(117,558)	(44,589)	(162,147)
NZD	6,435	06/15/09	8.650	29	7.250		32,689	(109,120)	(76,431)
USD	29,000	12/19/08	4.894	30	5.000		(32,480)	117,647	85,167
USD	97,100	12/19/08	4.894	30	5.000		(78,894)	393,914	315,020
USD	107,500	12/19/08	4.894	30	5.000		(115,025)	436,104	321,079
USD	258,000	12/19/09	4.894	30	5.000		(2,631,600)	2,293,979	(337,621)
USD	15,000	06/18/10	5.000		4.894	30	(88,636)	(130,521)	(219,157)
USD	2,000	12/19/12	4.894	30	5.000		54,100	15,641	69,741
USD	54,800	12/19/12	4.894	30	5.000		(122,204)	428,576	306,372
USD	27,400	12/19/14	5.000		4.894	30	(213,720)	(64,132)	(277,852)
USD	37,900	12/21/16	5.000		4.894	30	(198,596)	552,450	353,854
USD	8,500	12/19/17	5.000		4.894	30	(398,270)	70,599	(327,671)
USD	11,100	12/19/17	5.000		4.894	30	(589,675)	92,194	(497,481)
USD	17,700	12/19/17	5.000		4.894	30	(613,398)	147,012	(466,386)
USD	31,300	12/19/17	5.000		4.894	30	(1,735,872)	259,971	(1,475,901)
USD	10,900	06/18/18	5.000		4.894	30	(254,660)	125,782	(128,878)
USD	2,800	12/15/25	5.000		4.894	30	137,508	100,882	238,390
USD	1,700	06/15/31	6.000		4.894	30	(115,175)	(149,346)	(264,521)
USD	2,500	12/17/31	6.000		4.894	30	(87,975)	(221,293)	(309,268)
USD	200	12/19/37	5.000		4.894	30	(6,596)	10,438	3,842
USD	9,400	12/19/37	5.000		4.894	30	(646,250)	490,611	(155,639)
							(6,335,387)	5,754,118	(581,269)

23

At the maturity date, the Portfolio will make or receive a payment depending on the movement of the Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate versus the fixed rate set at the inception of the swap.

24	Rate based on 3 Month LIBOR (CAD on Interbank Offered Rate).
25	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
26	At the maturity date, the Portfolio will make or receive a payment depending on the movement of the France CPI Excluding Tobacco Index, versus the fixed rate set at the inception of the swap.
27	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
28	Rate based on Mexican 28-day TIIE, Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate).
29	Rate based on 3 Month LIBOR (NZD on Interbank Offered Rate).
30	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

Credit default swaps6

Notional			Rate type
amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Value ($)
USD	2,900	03/20/08	0.000	[33]	0.750		(24,867)
USD	2,400	09/20/08	0.000	[34]	0.070		473
USD	2,400	06/20/12	0.280		0.000	[35]	63,967
USD	2,100	09/20/12	0.000	[36]	5.600		43,610
USD	2,500	09/20/12	0.000	[37]	5.150		22,510
USD	2,600	09/20/12	0.000	[38]	5.550		57,635
USD	3,600	09/20/12	0.000	[39]	4.850		(36,352)
USD	3,300	10/20/12	0.000	[40]	1.020		(16,712)
							110,264

33	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
34	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Proctor & Gamble bond, 4.950%, due 08/15/14.
35	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Glitnir Banki HF bond, 5.680%, due 01/18/12.
36	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Motors Acceptance Corporation bond, 6.880%, due 08/28/12.
37	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
38	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
39	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Motors Acceptance Corporation bond, 6.880%, due 08/28/12.
40	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Gazprom bond, 7.200%, due 02/01/20.

USD	US Dollar

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	89.5
United Kingdom	2.0
Germany	1.3
Mexico	1.2
Brazil	1.2
Cayman Islands	1.1
Spain	1.1
Luxembourg	0.7
Japan	0.6
Italy	0.5
France	0.4
Finland	0.3
Virigin Islands	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—98.73%
Alabama—0.49%
Montgomery Special Care Facilities Financing Authority Revenue Capital Appreciation Refunding Series B-2 (Escrowed to Maturity) (FSA Insured)
5.000%, due 11/15/10[1]	1,500,000	1,554,405

Alaska—3.04%
Alaska Housing Finance Corp. General Housing Series C (MBIA Insured)
5.000%, due 12/01/13	1,110,000	1,184,936
Alaska Housing Finance Corp. Mortgage Series A-2
5.650%, due 12/01/10[2]	970,000	989,410
Alaska International Airports Revenue Refunding Series A (MBIA Insured)
5.500%, due 10/01/15[2]	3,500,000	3,746,470
North Slope Boro Series A (MBIA Insured)
5.000%, due 06/30/16	2,000,000	2,161,900
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds
4.750%, due 06/01/15	630,000	635,777
Series A, 4.625%, due 06/01/23	980,000	933,362
		9,651,855
Arizona—0.88%
Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)
7.500%, due 01/01/09	15,000	15,323
Pima County Industrial Development Authority Single-Family Mortgage Revenue Capital Appreciation Series B (FNMA/GNMA Collateralized)
4.550%, due 09/01/25[2]	1,050,000	1,062,716
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16[3]	1,800,000	1,723,446
		2,801,485
Arkansas—0.00%
Springdale Residential Housing Mortgage Series A (FNMA Collateralized)
7.650%, due 09/01/11	5,249	5,264

California—6.43%
California Pollution Control Financing Kaiser Steel Corp. Project (Escrowed to Maturity)
7.250%, due 10/01/08	20,000	20,540
California State
5.000%, due 03/01/17	3,000,000	3,181,620
5.000%, due 08/01/19	3,000,000	3,157,290
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28	1,000,000	1,016,500

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue Kaiser Permanente Series H (Mandatory Put 05/01/08 @ 100)
2.625%, due 04/01/34[4]	1,000,000	992,230
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	8,365,000	7,796,682
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Series A-3 (Pre-refunded with Agency Securities to 06/01/13 @ 100)
7.875%, due 06/01/42	1,000,000	1,212,190
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)
5.000%, due 06/01/20	1,200,000	1,228,548
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series A-1
5.000%, due 06/01/21	430,000	433,930
Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)
6.750%, due 03/01/10	280,000	290,419
6.800%, due 05/01/10	135,000	140,715
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	950,000	926,468
		20,397,132
Connecticut—0.64%
Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ 100)
4.750%, due 12/01/28[2]	2,000,000	2,017,200

District of Columbia—1.03%
District of Columbia Housing Finance Authority Certificates of Participation (Asset Guaranty Insured)
4.850%, due 06/01/08	75,000	75,052
Metropolitan Airport Authority System Refunding
Series A (FGIC Insured) 5.750%, due 10/01/14[2]	1,000,000	1,077,600
Series A (MBIA Insured) 5.000%, due 10/01/12[2]	1,000,000	1,052,640
Series D (MBIA Insured) 5.250%, due 10/01/12[2]	1,000,000	1,063,750
		3,269,042

Florida—5.06%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (MBIA Insured)
5.000%, due 03/01/14	2,000,000	2,137,000
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (MBIA Insured)
5.000%, due 04/01/14	1,065,000	1,136,195

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Florida—(concluded)
Gainesville Utilities Systems Revenue Series B
6.500%, due 10/01/12	1,795,000	2,024,132
Miami-Dade County Aviation Revenue Refunding Miami International Airport Series D (MBIA Insured)
5.250%, due 10/01/14[2]	1,000,000	1,063,350
Miami-Dade County Educational Facilities Authority Revenue Refunding University of Miami Series B (AMBAC Insured)
5.000%, due 04/01/13	2,000,000	2,130,040
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,413,697
Palm Beach County School Board Certificates of Participation Series A (FSA Insured)
5.000%, due 08/01/12	1,305,000	1,378,210
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,124,570
Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)
5.000%, due 07/01/14	1,535,000	1,648,114
		16,055,308
Georgia—1.36%
Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (FSA Insured)
5.250%, due 01/01/15	2,000,000	2,164,840
Henry County School District Series A
6.450%, due 08/01/11	1,065,000	1,133,085
Main Street Natural Gas, Inc. Gas Project Revenue Series B
5.000%, due 03/15/15	1,000,000	1,026,980
		4,324,905
Guam—0.33%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,043,290

Hawaii—0.33%
Hawaii State Harbor Systems Revenue Series A (FSA Insured)
5.000%, due 01/01/13[2]	1,000,000	1,049,540

Idaho—0.25%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III 5.950%, due 07/01/19[2]	530,000	543,785
Subseries D-3 5.150%, due 07/01/13[2]	235,000	236,199
		779,984

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Illinois—9.10%
Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)
7.250%, due 11/01/09	135,000	140,320
Chicago O’Hare International Airport Revenue Passenger Facility Second Lien Series A (AMBAC Insured)
5.500%, due 01/01/10[2]	1,000,000	1,036,460
Chicago O’Hare International Airport Revenue Refunding General Airport Third Lien Series B (FGIC Insured)
5.250%, due 01/01/14	1,000,000	1,078,990
Chicago School Finance Authority Refunding Series A (FGIC Insured)
6.250%, due 06/01/09	2,000,000	2,050,620
Chicago Transit Authority Capital Grant Recipients Revenue Federal Transit Administration Section 5307-A (AMBAC Insured)
5.250%, due 06/01/13	1,000,000	1,079,180
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,593,830
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,065,020
Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A
5.900%, due 07/01/09	650,000	658,119
Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	773,012
Illinois Finance Authority Revenue Swedish America Hospital (AMBAC Insured)
5.000%, due 11/15/11	1,170,000	1,233,742
Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A
5.000%, due 06/01/08	700,000	609,413
Illinois Health Facilities Authority Revenue Advocate Network (Escrowed to Maturity)
6.000%, due 11/15/10	3,250,000	3,485,170
Illinois Health Facilities Authority Revenue University of Chicago Hospital & Health (MBIA Insured)
5.000%, due 08/15/12	2,000,000	2,115,560
Illinois Health Facilities Authority Revenue Unrefunded Balance Advocate Network
6.000%, due 11/15/10	2,740,000	2,918,703
Illinois Municipal Electric Agency Power Supply Refunding Series C (FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,290,360

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Illinois—(concluded)
Regional Transportation Authority Series A (FSA Insured)
5.750%, due 06/01/18	3,000,000	3,424,230
St. Clair County Certificates of Participation Series A (FSA Insured)
5.000%, due 10/01/08	285,000	288,867
		28,841,596
Indiana—1.96%
Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A
5.000%, due 04/01/10	5,000,000	5,149,950
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.250%, due 01/01/13[2]	1,000,000	1,060,160
		6,210,110
Iowa—2.87%
Iowa Finance Authority Revenue Revolving Fund
5.250%, due 02/01/14	3,310,000	3,538,853
Tobacco Settlement Authority Asset-Backed Revenue Bonds Series B (Pre-refunded with Agency Securities to 06/01/11 @ 101)
5.600%, due 06/01/35	5,175,000	5,570,836
		9,109,689
Kansas—0.51%
Reno County Unified School District Number 308 Hutchinson Series A (MBIA Insured)
5.500%, due 09/01/15	1,440,000	1,608,250

Kentucky—0.85%
Kentucky Asset/Liability Commission Agency Fund Revenue Project Notes Federal Highway Trust First Series (MBIA Insured)
5.000%, due 09/01/15	1,010,000	1,092,608
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (FSA Insured)
5.750%, due 07/01/13[2]	1,505,000	1,614,383
		2,706,991
Louisiana—1.44%
East Baton Rouge Parish Woman’s Hospital Foundation (Escrowed to Maturity)
7.200%, due 10/01/08	65,000	66,863
Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (Mandatory Put 06/01/10 @ 100) (FNMA/GNMA Collateralized)
5.600%, due 06/01/10[2]	25,000	25,171

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Louisiana—(concluded)
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26[2]	1,360,000	1,385,378
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,083,443
		4,560,855
Maryland—0.92%
Maryland Community Development Administration Department Housing & Community Development Series D
4.650%, due 09/01/22[2]	3,000,000	2,924,490

Massachusetts—6.94%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	6,000,000	6,656,280
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,049,990
Massachusetts State Consolidated Loan Series D (Pre-refunded with US Government Securities to 12/01/14 @100) (FSA Insured)
5.000%, due 12/01/23	1,250,000	1,355,263
Massachusetts State Development Finance Agency Revenue Suffolk University (Radian Insured)
6.000%, due 07/01/32[4]	2,000,000	2,000,000
Massachusetts State Development Finance Agency Revenue Wentworth Institute of Technology (Radian Insured)
6.000%, due 10/01/33[4]	2,000,000	2,000,000
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project (XL Capital Insured)
5.450%, due 06/01/14[2]	2,000,000	2,084,000
Massachusetts State Series B
5.000%, due 11/01/14	5,000,000	5,400,850
5.000%, due 11/01/16 (FSA Insured)	1,355,000	1,469,687
		22,016,070
Michigan—2.31%
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (MBIA Insured)
5.500%, due 07/01/32[4]	2,000,000	2,129,780
Detroit Sewer Disposal Revenue Senior Lien Series A (FSA Insured)
5.250%, due 07/01/19	2,500,000	2,749,700

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14[2]	2,395,000	2,444,505
		7,323,985
Minnesota—0.01%
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)
7.100%, due 08/01/11	25,000	26,856

Missouri—2.89%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (FSA Insured)
5.000%, due 11/15/16	2,000,000	2,146,180
5.000%, due 11/15/17	2,500,000	2,681,475
Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)
5.000%, due 07/01/13[2]	2,075,000	2,186,697
St. Louis Airport Revenue Lambert International Airport Series A (FSA Insured)
5.000%, due 07/01/13	2,000,000	2,132,780
		9,147,132
Nevada—0.62%
Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ 100)
3.250%, due 06/01/31[2,4]	2,000,000	1,971,400

New Jersey—3.90%
New Jersey Economic Development Authority Revenue School Facilities Construction Series I
5.000%, due 09/01/14	1,000,000	1,071,570
Tobacco Settlement Financing Corp.
4.375%, due 06/01/19	235,000	236,144
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds
5.500%, due 06/01/11	1,000,000	1,066,080
Tobacco Settlement Financing Corp. (Pre-refunded with US Government Securities to 06/01/13 @ 100)
6.250%, due 06/01/43	2,000,000	2,263,680
6.750%, due 06/01/39	5,500,000	6,363,005
Tobacco Settlement Financing Corp. Series 1-A
4.500%, due 06/01/23	1,465,000	1,366,743
		12,367,222
New York—6.03%
Nassau Health Care Corp. Health Systems Revenue (Pre-refunded with cash and US Government Securities to 08/01/09 @ 102) (FSA Insured)
6.000%, due 08/01/11	1,000,000	1,061,370

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
New York—(concluded)
New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project
5.000%, due 01/01/11[2]	4,000,000	4,109,280
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26[4]	2,000,000	2,125,960
New York State Dorm Authority Lease Revenue, Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32[4]	1,500,000	1,611,450
New York State Dorm Authority Revenue State University Educational Facitilies Series A
5.500%, due 05/15/13	1,000,000	1,086,630
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,699,225
New York State Urban Development Corp. Correctional & Youth Facilities Service (Pre-refunded with US Government Securities to 01/01/11 @ 100) Series A
5.500%, due 01/01/17	70,000	74,266
Port Authority of New York & New Jersey (FGIC Insured)
5.000%, due 10/01/13[2]	6,000,000	6,358,560
		19,126,741
Ohio—1.93%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Securities Turbo Series A-2
5.125%, due 06/01/24	500,000	481,855
Butler County Transportation Improvement District Series A (Pre-refunded with US Government Securities to 04/01/08 @ 102) (FSA Insured)
6.000%, due 04/01/11	1,145,000	1,179,533
Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)
5.500%, due 01/01/13	2,265,000	2,375,509
Franklin County Revenue Refunding Trinity Health Credit Series A
5.000%, due 06/01/11	1,680,000	1,749,754
Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)
5.350%, due 09/01/18[2]	340,000	341,955
		6,128,606
Oklahoma—0.50%
Oklahoma Development Finance Authority Revenue St. John Health System
5.000%, due 02/15/16	1,500,000	1,579,740

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Pennsylvania—5.44%
Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (MBIA Insured)
5.750%, due 12/01/15	800,000	859,336
Chester County Hospital Authority Revenue (Escrowed to Maturity)
7.500%, due 07/01/09	15,000	15,540
City of Philadelphia (CIFG Insured)
5.000%, due 08/01/17	4,395,000	4,692,410
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	40,000	41,861
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured)
5.000%, due 12/01/12[2]	2,000,000	2,103,500
Pennsylvania Housing Finance Agency Single-Family Mortgage Revenue Series 97A
4.500%, due 10/01/22[2]	3,000,000	2,849,550
Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ 100) (PNC Bank N.A. Insured)
3.300%, due 05/01/32[4]	3,000,000	2,974,890
Philadelphia Airport Revenue Series A (MBIA Insured)
5.000%, due 06/15/10[2]	1,000,000	1,032,160
Philadelphia School District Refunding Series B (AMBAC Insured)
5.000%, due 04/01/13	1,500,000	1,594,500
Pittsburgh Refunding Series B (FSA Insured)
5.000%, due 09/01/14	1,000,000	1,077,000
		17,240,747
Puerto Rico—4.97%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B, 5.000%, due 12/01/14	1,500,000	1,576,755
Series C, 5.250%, due 01/01/15[2]	1,000,000	1,054,210
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,122,055
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (Assured Guaranty FSA)
5.500%, due 07/01/25	2,000,000	2,289,420
Puerto Rico Commonwealth Refunding Public Improvement Series A
5.000%, due 07/01/13	1,000,000	1,047,100

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Puerto Rico—(concluded)
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30[4]	1,000,000	1,038,250
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)
5.000%, due 07/01/28[4]	3,000,000	3,114,750
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)
5.750%, due 08/01/27[4]	4,250,000	4,513,840
		15,756,380
South Carolina—0.24%
South Carolina Housing Finance & Development Authority Mortgage Revenue Series A-2 (FSA Insured)
4.700%, due 07/01/20[2]	765,000	769,475

South Dakota—0.98%
South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)
5.450%, due 04/01/13	3,030,000	3,091,630

Tennessee—5.32%
Clarksville Natural Gas Acquisition Corp. Gas Revenue
5.000%, due 12/15/14	2,000,000	2,059,160
Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (Mandatory Put 01/01/09 @ 100) (FGIC/TCRs)
7.700%, due 01/01/12	8,300,000	9,139,379
Tennessee Energy Acquisition Corp. Series A
5.000%, due 09/01/11	2,500,000	2,576,250
5.000%, due 09/01/13	3,000,000	3,095,130
		16,869,919
Texas—10.45%
Cypress-Fairbanks Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/18	2,500,000	2,680,000
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (FGIC Insured)
5.750%, due 11/01/13[2]	2,000,000	2,138,100
Harris County Health Facilities Development Corp. Hospital Revenue Memorial Hospital System Project Series A (MBIA Insured)
6.000%, due 06/01/12	1,000,000	1,096,330

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding Senior Lien Series A (MBIA Insured)
5.000%, due 02/15/18	1,675,000	1,775,751
Houston Texas Airport Systems Revenue (Escrowed to Maturity)
7.600%, due 07/01/10	140,000	148,106
Katy Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/15/14	2,000,000	2,121,280
Keller Independent School District Refunding (PSF-GTD)
5.000%, due 08/15/16	1,500,000	1,607,535
Midlothian Development Authority Tax Increment Contract Revenue Refunding Series A (Radian Insured)
5.000%, due 11/15/14	560,000	580,485
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (FSA Insured)
5.000%, due 09/01/21	1,450,000	1,523,486
5.000%, due 09/01/22	1,400,000	1,466,388
Pasadena Independent School District School Building (PSF-GTD)
5.000%, due 02/15/14	1,160,000	1,242,174
Red River Authority Pollution Control (MBIA Insured)
4.450%, due 06/01/20	2,500,000	2,540,450
Round Rock Independent School District (PSF-GTD)
5.000%, due 08/01/16	2,750,000	2,967,607
SA Energy Acquisition Public Facility Corp. Gas Supply Revenue
5.250%, due 08/01/17	1,000,000	1,041,600
San Antonio General Improvement
5.000%, due 02/01/14	3,880,000	4,153,812
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,605,855
Tarrant County Health Facilities Development Corp. Health Systems Revenue Texas Health Resources Systems Series A
5.750%, due 02/15/15	3,000,000	3,385,500
Texas Municipal Gas Acquisition & Supply Corp. I Gas Supply Revenue Senior Lien Series A
5.000%, due 12/15/11	1,000,000	1,028,040
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)
6.100%, due 09/01/13[5]	25,000	20,003
		33,122,502

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(continued)
Utah—0.29%
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[2]	895,000	906,277

Virginia—2.02%
Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)
6.100%, due 02/01/11[2]	2,000,000	2,144,320
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds (Pre-refunded with FNMA obligations to 06/01/15 @ 100)
5.625%, due 06/01/37	3,810,000	4,266,933
		6,411,253
Washington—4.16%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,616,150
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,630,700
Energy Northwest Electric Revenue Refunding Project 3 Series A
5.500%, due 07/01/13	1,000,000	1,091,740
Port Seattle Revenue Series B (AMBAC Insured)
5.000%, due 10/01/12[2]	1,425,000	1,502,620
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,057,290
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,693,090
Washington State Series 93-A (Pre-refunded with US Government Securities to 10/01/08 @ 100)
5.750%, due 10/01/12	20,000	21,244
Washington State Unrefunded Balance Series 93-A (FSA Insured)
5.750%, due 10/01/12	1,480,000	1,569,851
		13,182,685
Wisconsin—1.58%
Badger Tobacco Asset Securitization Corp.
5.500%, due 06/01/10	2,150,000	2,221,918
Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds
5.750%, due 06/01/11	1,640,000	1,719,786
Wisconsin State Certificates of Participation Master Lease Series A (MBIA Insured)
5.000%, due 03/01/13	1,000,000	1,060,710
		5,002,414

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes—(concluded)
Wyoming—0.66%
Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds
5.000%, due 06/15/13	2,000,000	2,084,620
Total municipal bonds and notes (cost—$311,800,818)		313,037,045

Short-term municipal notes[6]—1.23%
Kansas—0.35%
Kansas Department of Transportation Highway Revenue Series B-1
3.580%, due 11/01/07	1,100,000	1,100,000

Massachusetts—0.44%
Massachusetts Development Finance Agency Revenue Boston University Series R-2 (XL Capital Insured)
3.580%, due 11/01/07	1,400,000	1,400,000

New York—0.35%
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series C
3.490%, due 11/01/07	1,100,000	1,100,000

North Carolina—0.09%
University of North Carolina Hospital Chapel Hill Revenue Updates Series A
3.600%, due 11/01/07	300,000	300,000
Total short-term municipal notes (cost—$3,900,000)		3,900,000

	Number of shares

Tax-free money market fund[7]—0.01%
State Street Global Advisors Tax Free Money Market Fund
2.930% (cost—$14,611)	14,611	14,611
Total investments (cost—$315,715,429) [8]—99.97%		316,951,656
Other assets in excess of liabilities—0.03%		108,117
Net assets—100.00%		317,059,773

1	Step-up bond that converts to the noted fixed rate at a designated future date.
2	Security subject to Alternative Minimum Tax.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.54% of net assets as of October 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Floating rate security. The interest rate shown is the current rate as of October 31, 2007.
5	Zero coupon bond; interest rate represents annualized yield at date of purchase.
6	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of October 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

7	Rate shown reflects yield at October 31, 2007.
8

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $2,714,222 and $1,477,995, respectively, resulting in net unrealized appreciation of investments of $1,236,227.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corporation
CBI	Certificates of Bond Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guaranty Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report the shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1]	Value ($)

Long-term global debt securities—92.44%
Australia—0.31%
Australia & New Zealand Banking Group Ltd.
4.450%, due 02/05/15[2]	EUR	450,000	641,582
BHP Billiton Finance
4.125%, due 05/05/11	EUR	900,000	1,275,249
			1,916,831
Austria—3.67%
Republic of Austria
3.800%, due 10/20/13		1,870,000	2,650,954
4.000%, due 07/15/09		13,950,000	20,153,507
			22,804,461
Belgium—1.66%
Fortis Bank SA/NV
5.757%, due 10/04/17		1,350,000	1,996,117
Kingdom of Belgium
4.250%, due 09/28/13		3,365,000	4,880,314
5.500%, due 03/28/28		1,830,000	2,970,510
8.000%, due 03/28/15		250,000	446,001
			10,292,942
Brazil—0.19%
Federal Republic of Brazil
8.000%, due 01/15/18	USD	1,050,000	1,176,000

Canada—0.49%
Government of Canada
4.000%, due 06/01/16		910,000	945,161
5.750%, due 06/01/33		1,640,000	2,097,200
			3,042,361
Cayman Islands—0.77%
Hutchison Whampoa Finance
5.875%, due 07/08/13	EUR	1,250,000	1,877,863
Mizuho Finance
4.750%, due 04/15/14[2]	EUR	100,000	143,731
Pacific Life Funding LLC
5.125%, due 01/20/15	GBP	1,400,000	2,743,136
			4,764,730
Denmark—4.47%
Dong Energy A/S
3.500%, due 06/29/12	EUR	950,000	1,295,155
Kingdom of Denmark
4.000%, due 11/15/15		103,300,000	19,699,626
4.000%, due 11/15/17		502,000	94,980
6.000%, due 11/15/11		21,830,000	4,510,531
7.000%, due 11/10/24		2,184,000	548,124
Nykredit A/S
4.000%, due 01/01/12		8,613,000	1,636,521
			27,784,937

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1]	Value ($)

Long-term global debt securities—(continued)
Finland—1.10%
Government of Finland
5.750%, due 02/23/11		4,500,000	6,825,686

France—15.66%
BNP Paribas
3.125%, due 12/06/15[2]		750,000	1,027,342
5.250%, due 01/23/14[2]		1,500,000	2,181,115
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15		4,500,000	6,221,359
Credit Agricole SA
5.136%, due 02/24/16[3,4]	GBP	250,000	463,580
ERAP
3.375%, due 04/25/08		1,950,000	2,813,620
France Telecom
8.125%, due 01/28/33		350,000	656,088
French Treasury Notes
4.500%, due 07/12/12		24,910,000	36,544,501
Republic of France
4.000%, due 04/25/09		16,250,000	23,480,309
4.000%, due 04/25/55		1,250,000	1,630,686
5.000%, due 10/25/11		60,000	89,489
5.500%, due 04/25/10		9,460,000	14,128,212
5.750%, due 10/25/32		2,520,000	4,280,539
Societe Generale
4.875%, due 12/18/14[2]		2,100,000	3,039,948
Veolia Environnement
4.375%, due 12/11/20		550,000	705,535
			97,262,323
Germany—17.13%
Bayerische Landesbank
5.750%, due 10/23/17		1,550,000	2,239,862
Deutsche Bank AG
3.625%, due 03/09/17[2]		2,100,000	2,858,913
Deutsche Genossenschafts-Hypothekenbank
4.000%, due 10/31/16		4,050,000	5,641,093
Federal Republic of Germany
3.250%, due 04/17/09		400,000	572,188
3.250%, due 07/04/15		800,000	1,087,408
3.500%, due 10/09/09		1,300,000	1,861,947
3.500%, due 01/04/16		26,880,000	37,039,208
3.750%, due 01/04/15		1,117,000	1,573,566
3.750%, due 01/04/17		90,000	125,821
4.000%, due 07/04/16		715,000	1,019,400
4.000%, due 01/04/37		3,860,000	5,145,541
4.125%, due 07/04/08		4,500,000	6,514,559
4.250%, due 02/15/08		1,300,000	1,883,340
4.250%, due 01/04/14		1,230,000	1,788,290
4.250%, due 07/04/14		1,290,000	1,874,963
4.250%, due 07/04/17		300,000	434,782
4.500%, due 01/04/13		2,305,000	3,391,460
4.750%, due 07/04/28		340,000	507,198
5.000%, due 07/04/11		400,000	595,643
5.000%, due 01/04/12		2,720,000	4,064,165
5.000%, due 07/04/12		2,715,000	4,071,835

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1]	Value ($)

Long-term global debt securities—(continued)
Germany—(concluded)
5.250%, due 01/04/11		100,000	149,492
5.375%, due 01/04/10		1,335,000	1,982,932
Hypothekenbank in Essen
3.750%, due 09/28/12		4,060,000	5,696,254
Kreditanstalt Fuer Wiederaufbau
3.500%, due 04/17/09		5,610,000	8,051,028
5.250%, due 07/04/12		4,100,000	6,180,610
			106,351,498
Ireland—0.83%
Bank of Ireland Mortgage Bank
3.500%, due 09/22/09		2,550,000	3,631,741
UT2 Funding PLC
5.321%, due 06/30/16		1,090,000	1,522,715
			5,154,456
Italy—0.25%
Telecom Italia SpA
4.500%, due 01/28/11		1,100,000	1,570,352

Japan—16.42%
Bank of Tokyo-Mitsubishi UFJ
3.500%, due 12/16/15[2]	EUR	2,300,000	3,171,140
Development Bank of Japan
1.750%, due 03/17/17		130,000,000	1,130,678
2.300%, due 03/19/26		50,000,000	440,005
Government of Japan
1.400%, due 09/20/15		128,000,000	1,111,663
1.500%, due 09/20/14		648,000,000	5,701,518
1.700%, due 12/20/16		1,755,000,000	15,448,305
1.700%, due 03/20/17		3,046,400,000	26,712,755
1.900%, due 06/20/16		728,800,000	6,543,937
2.000%, due 03/20/16		3,483,000,000	31,558,489
2.200%, due 09/20/26		613,000,000	5,348,794
2.300%, due 12/20/36		380,000,000	3,206,434
Sumitomo Mitsui Banking
4.375%, due 10/15/15[3,4]	EUR	1,250,000	1,612,512
			101,986,230
Luxembourg—1.48%
European Investment Bank
1.400%, due 06/20/17	JPY	90,000,000	767,402
4.500%, due 01/14/13	GBP	1,775,000	3,540,242
Gaz Capital (Gazprom)
4.560%, due 12/09/12		3,200,000	4,355,845
8.625%, due 04/28/34	USD	400,000	507,352
			9,170,841
Malaysia—0.05%
Petronas Capital Ltd.
6.375%, due 05/22/09	EUR	200,000	298,922

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1]	Value ($)

Long-term global debt securities—(continued)
Mexico—0.38%
United Mexican States
5.500%, due 02/17/20	EUR	300,000	449,775
7.500%, due 03/08/10	EUR	800,000	1,228,601
8.300%, due 08/15/31	USD	500,000	656,250
			2,334,626
Netherlands—4.62%
Bank Nederlandse Gemeenten
4.375%, due 01/19/15	GBP	660,000	1,285,294
BAT Holdings BV
4.375%, due 09/15/14		1,650,000	2,286,853
BMW Finance NV
5.000%, due 08/06/18		900,000	1,306,032
Deutsche Telekom International Finance
8.125%, due 05/29/12		955,000	1,550,383
E.ON International Finance BV
5.750%, due 05/29/09		3,000,000	4,419,588
EDP Finance BV
5.375%, due 11/02/12[5]	USD	3,600,000	3,592,044
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[3,4]		1,800,000	2,466,772
ENBW International Finance BV
4.875%, due 01/16/25		1,580,000	2,205,034
Generali Finance BV
6.214%, due 06/16/16[3,4]	GBP	750,000	1,505,533
Government of the Netherlands
5.250%, due 07/15/08		1,451	2,117
5.500%, due 01/15/28		500	814
7.500%, due 01/15/23		2,020,000	3,893,954
Linde Finance BV
4.750%, due 04/24/17		1,040,000	1,444,544
RWE Finance BV
5.125%, due 07/23/18		900,000	1,331,210
Siemens Financieringsmat
6.125%, due 09/14/66[2]	GBP	700,000	1,408,803
			28,698,975
Norway—0.14%
Statkraft AS
4.625%, due 09/22/17	EUR	600,000	840,111

Peru—0.53%
Republic of Peru
7.350%, due 07/21/25	USD	1,800,000	2,065,500
8.750%, due 11/21/33	USD	900,000	1,201,500
			3,267,000
Spain—0.85%
Santander Issuances
4.500%, due 09/30/19[2]		1,600,000	2,201,340

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1]	Value ($)

Long-term global debt securities—(continued)
Spain—(concluded)
Telefonica Emisiones SAU
6.221%, due 07/03/17	USD	3,000,000	3,103,566
			5,304,906
Sweden—3.77%
Kingdom of Sweden
3.500%, due 12/01/15		49,700,000	9,964,177
4.500%, due 08/12/15		62,900,000	10,053,820
6.750%, due 05/05/14		11,320,000	2,028,388
Nordea Bank AB
4.000%, due 09/30/16[2]	EUR	1,000,000	1,394,327
			23,440,712
United Kingdom—6.71%
Aviva PLC
5.250%, due 10/02/23[2]	EUR	1,500,000	2,183,518
Barclays Bank PLC
4.500%, due 03/04/19[2]	EUR	2,200,000	3,067,124
Network Rail Infrastructure Finance
4.875%, due 11/27/15		705,000	1,414,415
Rolls-Royce Group PLC Euro MTN
4.500%, due 03/16/11	EUR	1,000,000	1,432,537
Standard Chartered Bank
3.625%, due 02/03/17[2]	EUR	1,400,000	1,890,904
United Kingdom Treasury Bonds
4.000%, due 03/07/09		3,300,000	6,757,943
4.000%, due 09/07/16		454,000	881,821
4.250%, due 12/07/55		2,920,000	5,911,572
4.750%, due 09/07/15		7,460,000	15,321,719
5.000%, due 03/07/25		1,315,000	2,804,824
			41,666,377
United States—10.96%
BMW US Capital LLC
2.750%, due 09/23/10	EUR	1,150,000	1,576,516
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	250,000	355,800
Citigroup, Inc.
2.400%, due 10/31/25	JPY	74,000,000	605,807
4.625%, due 11/14/07	EUR	1,150,000	1,665,700
IBM Corp.
5.700%, due 09/14/17		3,000,000	3,044,958
JP Morgan Chase Bank N.A.
6.000%, due 10/01/17		2,850,000	2,890,262
Morgan Stanley
4.750%, due 04/01/14		2,400,000	2,273,256
Procter & Gamble Co.
4.875%, due 05/11/27	EUR	1,610,000	2,223,718
Schering-Plough
5.000%, due 10/01/10	EUR	1,750,000	2,537,214
US Treasury Notes
4.000%, due 03/15/10		9,500,000	9,516,330
4.625%, due 02/29/12		115,000	117,336

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1]	Value ($)

Long-term global debt securities—(concluded)
United States—(concluded)
4.750%, due 11/15/08	15,000,000	15,106,635
4.875%, due 01/31/09	10,000,000	10,103,910
5.000%, due 07/31/08	15,000,000	15,091,410
Vodafone Group PLC
5.625%, due 02/27/17	980,000	970,545
		68,079,397
Total long-term global debt securities (cost—$541,004,345)		574,034,674

Short-term non-US government obligation—1.44%
United Kingdom—1.44%
United Kingdom Treasury Bills
5.541%, due 03/10/08[6] (cost—$8,732,908)	4,400,000	8,957,436

	Number of shares
Money market funds[7]—0.00%
DWS Money Market Series
5.019%	62	62
UBS Private Money Market Fund LLC[8]
4.928%	[48]	[48]
Total money market funds (cost—$110)		110

	Face amount[1]
Repurchase agreement—3.74%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07 collateralized by $23,014,943 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$23,680,462); proceeds: $23,218,676 (cost—$23,216,000)	23,216,000	23,216,000
Total investments (cost—$572,953,363)[9]—97.62%		606,208,220
Other assets in excess of liabilities—2.38%		14,790,888
Net assets—100.00%		620,999,108

Note: The portfolio of investments is listed by the issuer’s country of origin.
1	In local currency unless otherwise indicated.
2	Floating rate security. The interest rate shown is the current rate as of October 31, 2007.
3	Perpetual bond security. The maturity date reflects the next call date.
4	Variable rate security. The interest rate shown is the current rate as of October 31, 2007, and resets at the next call date.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 0.58% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Rate shown is the discount rate at date of purchase.
7	Rates shown reflect yield at October 31, 2007.
8	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Security description	Value at 07/31/07 ($)	Purchases during the three months ended 10/31/07 ($)	Sales during the three months ended 10/31/07 ($)	Value at 10/31/07 ($)	Net income earned from affiliate for the three months ended 10/31/07 ($)

UBS Private Money Market Fund LLC	496,397	28,275,199	28,771,548	48	3,014

9

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $33,578,835 and $323,978, respectively, resulting in net unrealized appreciation of investments of $33,254,857.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
MTN	Medium Term Note
USD	US Dollar

Futures contracts10

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy Contracts	dates	Cost ($)	value ($)	(depreciation) ($)
110	AUD	Australia Bond 10 Year Futures	December 2007	10,388,309	10,132,187	(256,122)
74	CAD	Canada Bond 10 Year Futures	December 2007	8,761,367	8,822,897	61,530
462	EUR	Euro Bond 10 Year Futures	December 2007	76,605,973	75,927,625	(678,348)
66	GBP	United Kingdom Long Gilt 10 Year Futures	December 2007	14,660,992	14,741,475	80,483
9	JPY	Japan Bond 10 Year Futures	December 2007	10,572,109	10,611,789	39,680
373	USD	US Treasury Note 5 Year Futures	December 2007	40,180,131	40,039,219	(140,912)
				161,168,881	160,275,192	(893,689)

		Sale contracts		Proceeds ($)
197	USD	US Treasury Note 10 Year Futures	December 2007	21,598,748	21,673,078	(74,330)
						(968,019)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

10	Restricted cash of $5,546,333 has been delivered to broker as initial margin for futures contracts.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	16,239,740	EUR	9,700,000	12/11/07	(1,031,867)
Australian Dollar	38,360,669	EUR	22,794,476	12/11/07	(2,608,975)
Australian Dollar	1,160,347	USD	948,003	12/11/07	(130,278)
Brazillian Real	2,830,000	USD	1,436,913	11/20/07	(194,164)
Canadian Dollar	9,178,880	EUR	6,400,000	12/11/07	(442,379)
Canadian Dollar	3,794,387	GBP	1,784,125	12/11/07	(312,622)
Canadian Dollar	15,160,000	USD	15,550,851	12/11/07	(500,605)
Danish Krone	61,492,797	GBP	5,621,685	12/11/07	(283,731)
Danish Krone	113,012,206	USD	20,774,302	12/11/07	(1,201,592)
Euro	12,400,000	AUD	20,939,260	12/11/07	1,485,596
Euro	5,049,437	CAD	7,300,880	12/11/07	411,471
Euro	3,733	CHF	6,069	12/11/07	(156)
Euro	15,928,430	DKK	118,576,014	12/11/07	(29,077)
Euro	19,149,609	GBP	13,390,000	12/11/07	49,771
Euro	9,348,760	GBP	6,540,000	12/11/07	30,646
Euro	993,749	HUF	251,170,000	11/20/07	7,930
Euro	27,351,109	JPY	4,231,216,529	12/11/07	(2,788,299)
Euro	5,050,000	JPY	784,682,500	12/11/07	(484,792)
Euro	9,253,919	JPY	1,431,951,426	12/11/07	(940,163)
Euro	9,800,000	JPY	1,581,563,199	12/11/07	(428,511)
Euro	9,821,969	NOK	78,363,595	12/11/07	355,257
Euro	6,300,000	NOK	50,150,016	12/11/07	206,660
Euro	1,418,221	PLN	5,336,503	12/11/07	76,832
Euro	2,029,521	RUB	70,800,000	11/20/07	(72,582)
Euro	8,990,677	SEK	84,257,748	12/11/07	242,496
Euro	1,822,583	USD	2,560,000	12/11/07	(81,677)
Euro	602,069	USD	859,672	12/11/07	(12,975)
Euro	500,860	USD	713,457	12/11/07	(12,497)
Euro	57,581,422	USD	78,791,450	12/11/07	(4,667,858)
Euro	332,309	USD	468,691	12/11/07	(12,963)
Great Britain Pound	9,900,380	AUD	24,480,473	12/11/07	2,190,101
Great Britain Pound	22,064,718	EUR	32,112,412	12/11/07	724,903
Great Britain Pound	14,290,166	EUR	20,563,966	12/11/07	130,947
Great Britain Pound	4,570,146	EUR	6,650,000	12/11/07	148,303
Great Britain Pound	100,000	EUR	146,716	12/11/07	4,994
Great Britain Pound	406,641	JPY	92,998,801	12/11/07	(34,386)
Great Britain Pound	1,562,562	NZD	4,494,396	12/11/07	206,611
Hungarian Forint	251,170,000	EUR	973,848	11/20/07	(36,767)
Hungarian Forint	134,550,000	USD	730,932	11/20/07	(44,702)
Indian Rupee	89,361,100	USD	2,169,414	11/20/07	(100,737)
Indian Rupee	15,750,000	USD	381,305	11/20/07	(18,812)
Indian Rupee	101,000,000	USD	2,436,462	11/20/07	(129,367)
Indonesian Rupiah	49,457,000,000	USD	5,190,156	11/20/07	(237,919)
Japanese Yen	945,606,493	AUD	10,244,924	12/11/07	1,283,921
Japanese Yen	821,059,530	EUR	5,210,000	12/11/07	399,847
Japanese Yen	1,754,444,146	EUR	11,077,925	12/11/07	774,924
Japanese Yen	142,820,080	EUR	890,000	12/11/07	45,986

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Japanese Yen	693,822,100	EUR	4,190,000	12/11/07	29,709
Japanese Yen	1,413,777,585	USD	12,210,000	12/11/07	(104,297)
Japanese Yen	3,385,770,004	USD	29,290,321	12/11/07	(200,440)
New Zealand Dollar	3,989,400	USD	2,770,279	12/11/07	(293,320)
Norwegian Krone	36,666,600	EUR	4,600,000	12/11/07	(160,042)
Norwegian Krone	6,466,958	GBP	551,788	12/11/07	(58,317)
Norwegian Krone	36,100,000	SEK	42,698,000	12/11/07	4,668
Polish Zloty	4,010,000	USD	1,480,896	11/20/07	(121,598)
Russian Ruble	70,800,000	EUR	1,997,179	11/20/07	25,717
Russian Ruble	35,467,600	USD	1,391,951	11/20/07	(44,921)
Russian Ruble	72,500,000	USD	2,842,023	11/20/07	(95,114)
South Korean Won	2,530,000,000	USD	2,727,413	11/20/07	(84,115)
Swedish Krona	65,104,516	USD	9,633,325	12/11/07	(623,041)
Swedish Krona	113,730,361	USD	16,602,972	12/11/07	(1,313,760)
United States Dollar	10,085,200	AUD	11,231,369	12/11/07	351,828
United States Dollar	15,651,023	AUD	18,960,661	12/11/07	1,968,642
United States Dollar	1,389,980	BRL	2,830,000	11/20/07	241,097
United States Dollar	8,600,000	CAD	9,059,670	12/11/07	992,408
United States Dollar	16,459,623	CAD	17,480,120	12/11/07	2,048,384
United States Dollar	35,565,570	EUR	25,098,578	12/11/07	812,656
United States Dollar	1,964,573	EUR	1,410,000	12/11/07	79,100
United States Dollar	7,982,107	EUR	5,764,838	12/11/07	373,528
United States Dollar	61,537,893	EUR	45,062,237	12/11/07	3,775,936
United States Dollar	4,366,019	GBP	2,172,149	12/11/07	144,633
United States Dollar	697,628	HUF	134,550,000	11/20/07	78,005
United States Dollar	5,567,284	IDR	49,457,000,000	11/20/07	(139,209)
United States Dollar	2,875,713	INR	117,861,100	11/20/07	118,459
United States Dollar	2,076,849	INR	86,480,000	11/20/07	120,110
United States Dollar	14,281,987	INR	562,500,000	11/20/07	7,900
United States Dollar	3,729,149	INR	152,000,000	11/20/07	132,297
United States Dollar	34,321,587	JPY	3,902,639,019	12/11/07	(328,790)
United States Dollar	5,550,416	KRW	5,100,000,000	11/20/07	117,090
United States Dollar	5,627,097	KRW	5,200,000,000	11/20/07	151,537
United States Dollar	9,027,171	KRW	8,472,000,000	11/20/07	387,557
United States Dollar	4,794,799	MXN	53,100,000	11/20/07	177,825
United States Dollar	5,365,926	MYR	18,000,000	11/20/07	34,560
United States Dollar	6,478,549	MYR	22,500,000	11/20/07	272,059
United States Dollar	4,290,000	NOK	22,937,772	12/11/07	(18,972)
United States Dollar	4,572,329	NOK	26,656,677	12/11/07	391,162
United States Dollar	1,411,301	PLN	4,010,000	11/20/07	191,193
United States Dollar	1,400,000	RUB	35,467,600	11/20/07	36,872
United States Dollar	2,812,258	RUB	72,500,000	11/20/07	124,880
United States Dollar	1,200,000	SEK	7,788,600	12/11/07	26,992
United States Dollar	5,465,651	SEK	35,162,719	12/11/07	73,776
United States Dollar	2,095,276	SGD	3,180,000	11/20/07	105,619
United States Dollar	17,321,768	SGD	25,450,000	11/20/07	292,314
					2,039,320

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazillian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2007 (unaudited)

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	72.74	1.48
Repurchase agreement	––	3.83
Banks and other financial institutions	15.52	––
Industrial	6.43	––
Money market fund	––	0.00	[11]
	94.69	5.31

11  Weighting represents less than 0.005% of total investments as of October 31, 2007.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate bonds—96.71%
Aerospace & defense—3.52%
Alliant Techsystems, Inc.
6.750%, due 04/01/16		1,045,000	1,039,775
DRS Technologies, Inc.
6.875%, due 11/01/13		1,065,000	1,065,000
Hexcel Corp.
6.750%, due 02/01/15		870,000	854,775
Sequa Corp.
9.000%, due 08/01/09		735,000	788,287
			3,747,837
Airlines—0.64%
American Airlines, Inc., Series 2001-1, Class B
7.377%, due 05/23/19		514,672	483,791
Continental Airlines, Inc.
7.033%, due 06/15/11		201,504	195,585
			679,376
Apparel/textiles—0.63%
Phillips Van Heusen
7.250%, due 02/15/11		55,000	55,275
8.125%, due 05/01/13		605,000	620,125
			675,400
Auto & truck—5.82%
Allison Transmission, Inc.
11.000%, due 11/01/15[2]		205,000	208,844
11.250%, due 11/01/15[2]		100,000	98,625
Ford Motor Co.
7.450%, due 07/16/31		3,330,000	2,630,700
General Motors
8.375%, due 07/05/33	EUR	400,000	504,095
8.375%, due 07/15/33[3]		3,035,000	2,761,850
			6,204,114
Beverages—1.42%
Constellation Brands, Inc.
7.250%, due 09/01/16		740,000	745,550
7.250%, due 05/15/17[2]		335,000	334,163
Constellation Brands, Inc., Series B
8.125%, due 01/15/12[3]		425,000	432,437
			1,512,150
Building & construction—0.73%
K. Hovnanian Enterprises
6.500%, due 01/15/14		380,000	298,300
7.750%, due 05/15/13		80,000	56,800
Standard Pacific Corp.
9.250%, due 04/15/12[3]		505,000	290,375
William Lyon Homes, Inc.
10.750%, due 04/01/13		200,000	135,000
			780,475

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate bonds—(continued)
Building materials—0.64%
Interface, Inc.
10.375%, due 02/01/10		645,000	683,700

Building products—1.24%
Ainsworth Lumber
6.750%, due 03/15/14[3]		540,000	346,950
Nortek, Inc.
8.500%, due 09/01/14		455,000	402,675
US Concrete, Inc.
8.375%, due 04/01/14		625,000	568,750
			1,318,375
Building products-cement—0.60%
Texas Industries, Inc.
7.250%, due 07/15/13		637,000	637,000

Cable—3.67%
CCH II LLC/CCH II Capital
10.250%, due 10/01/13		1,375,000	1,416,250
Central Euro Media Enterprises
8.250%, due 05/15/12	EUR	100,000	150,649
Charter Communications Operating LLC
8.000%, due 04/30/12[2]		180,000	178,650
8.375%, due 04/30/14[2]		280,000	280,000
DIRECTV Holdings Finance
8.375%, due 03/15/13		760,000	794,200
EchoStar DBS Corp.
6.375%, due 10/01/11		975,000	987,187
NTL Cable PLC
9.750%, due 04/15/14	GBP	50,000	104,485
			3,911,421
Car rental—1.29%
Avis Budget Car Rental
7.625%, due 05/15/14		495,000	490,050
Europcar Groupe SA
8.006%, due 05/15/13[4]	EUR	175,000	250,327
Hertz Corp.
8.875%, due 01/01/14		620,000	638,600
			1,378,977
Chemicals—8.13%
Chemtura Corp.
6.875%, due 06/01/16		545,000	520,475
Degussa AG
5.125%, due 12/10/13	EUR	135,000	192,992
Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14		345,000	378,638
Huntsman International LLC
6.875%, due 11/15/13	EUR	150,000	222,714
Huntsman LLC
11.500%, due 07/15/12		1,150,000	1,250,625
11.625%, due 10/15/10		100,000	106,000

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate bonds—(continued)
Chemicals—(concluded)
Innophos, Inc.
8.875%, due 08/15/14		560,000	564,200
Invista
9.250%, due 05/01/12[2]		675,000	712,125
Koppers Holdings, Inc.
9.875%, due 11/15/14[5]		410,000	351,575
Koppers, Inc.
9.875%, due 10/15/13		565,000	597,488
Lyondell Chemical Co.
6.875%, due 06/15/17		550,000	605,000
8.000%, due 09/15/14		585,000	647,887
10.500%, due 06/01/13		315,000	339,413
Mosaic Co.
7.375%, due 12/01/14[2]		605,000	639,787
7.625%, due 12/01/16[2]		195,000	210,113
Nalco Co.
7.750%, due 11/15/11		855,000	869,962
9.000%, due 11/15/13	EUR	150,000	228,146
Rockwood Specialties Group
7.625%, due 11/15/14	EUR	50,000	72,790
SGL Carbon Luxembourg SA
8.500%, due 02/01/12	EUR	100,000	151,736
			8,661,666
Commercial services—3.70%
Aramark Corp.
8.500%, due 02/01/15		680,000	688,500
Ashtead Holdings PLC
8.625%, due 08/01/15[2],[3]		635,000	606,425
Corrections Corp. of America
6.250%, due 03/15/13		340,000	337,892
6.750%, due 01/31/14		490,000	493,675
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	125,000	172,015
7.750%, due 01/15/15		1,130,000	1,144,125
United Rentals North America, Inc.
6.500%, due 02/15/12		480,000	496,800
			3,939,432
Communications equipment—2.55%
American Tower Corp.
7.000%, due 10/15/17[2]		475,000	485,687
7.125%, due 10/15/12		1,830,000	1,875,750
7.500%, due 05/01/12		345,000	355,350
			2,716,787
Computer software & services—1.18%
Sungard Data Systems, Inc.
9.125%, due 08/15/13		920,000	938,400
10.250%, due 08/15/15		305,000	317,963
			1,256,363

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate bonds—(continued)
Containers & packaging—3.91%
Ball Corp.
6.625%, due 03/15/18		270,000	267,300
6.875%, due 12/15/12		960,000	974,400
Crown Americas
7.625%, due 11/15/13		780,000	793,650
7.750%, due 11/15/15		240,000	247,200
Crown Euro Holdings SA
6.250%, due 09/01/11	EUR	50,000	73,333
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14		790,000	791,975
6.750%, due 12/01/14	EUR	150,000	212,937
8.750%, due 11/15/12		775,000	808,906
			4,169,701
Diversified operations—0.23%
Stena AB
5.875%, due 02/01/19	EUR	200,000	249,150

Electric utilities—2.37%
Dynegy Holdings, Inc.
8.750%, due 02/15/12		550,000	566,500
Edison Mission Energy
7.500%, due 06/15/13		815,000	826,206
NRG Energy, Inc.
7.250%, due 02/01/14		1,130,000	1,130,000
			2,522,706
Electric-generation—0.29%
Intergen NV
8.500%, due 06/30/17	EUR	205,000	313,285

Electronics—1.70%
Itron, Inc.
7.750%, due 05/15/12		600,000	594,000
L-3 Communications Corp., Series B
6.375%, due 10/15/15		1,165,000	1,165,000
UCAR Finance, Inc.
10.250%, due 02/15/12		56,000	58,520
			1,817,520
Energy—2.53%
Alpha Natural Resources
10.000%, due 06/01/12		550,000	585,750
Arch Western Finance
6.750%, due 07/01/13		900,000	877,500
Foundation PA Coal Co.
7.250%, due 08/01/14		760,000	746,700
Massey Energy Co.
6.875%, due 12/15/13		510,000	481,950
			2,691,900

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate bonds—(continued)
Finance-captive automotive—1.55%
Ford Motor Credit Co.
7.000%, due 10/01/13	995,000	893,135
General Motors Acceptance Corp. LLC
6.750%, due 12/01/14	860,000	762,041
		1,655,176
Finance-other—2.15%
American Real Estate Partners Finance
7.125%, due 02/15/13	765,000	745,875
KAR Holdings, Inc.
10.000%, due 05/01/15[2]	520,000	496,600
Residential Capital LLC
8.044%, due 04/17/09[2],4	1,685,000	1,044,700
		2,287,175
Financial services—0.29%
Bear Stearns Cos., Inc.
7.000%, due 02/02/17[2,6]	320,000	307,904

Food—0.56%
Smithfield Foods, Inc.
7.000%, due 08/01/11	595,000	600,950

Gaming—6.24%
American Casino & Entertainment Properties LLC
7.850%, due 02/01/12	335,000	347,144
Harrah’s Operating Co., Inc.
6.500%, due 06/01/16	565,000	447,763
Isle of Capri Casinos
7.000%, due 03/01/14	445,000	394,938
Mandalay Resort Group
6.375%, due 12/15/11	465,000	462,675
9.375%, due 02/15/10	365,000	383,250
MGM Mirage, Inc.
6.000%, due 10/01/09	645,000	643,387
7.500%, due 06/01/16	430,000	427,313
Mohegan Tribal Gaming
6.125%, due 02/15/13	805,000	766,762
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15[2]	650,000	627,250
River Rock Entertainment
9.750%, due 11/01/11	485,000	501,975
Station Casinos
6.000%, due 04/01/12	635,000	588,962
Wynn Las Vegas LLC Corp.
6.625%, due 12/01/14	1,080,000	1,061,100
		6,652,519
Health care providers & services—1.65%
HCA, Inc.
6.500%, due 02/15/16	1,990,000	1,698,962
9.250%, due 11/15/16	55,000	57,888
		1,756,850

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate bonds—(continued)
Hotels, restaurants & leisure—0.19%
TUI AG
5.125%, due 12/10/12	EUR	150,000	198,270

Industrial products & services—1.86%
Allied Waste North America, Inc.
6.875%, due 06/01/17		400,000	400,000
7.875%, due 04/15/13		315,000	324,450
Allied Waste North America, Series B
5.750%, due 02/15/11		1,295,000	1,262,625
			1,987,075
Machinery—1.05%
Terex Corp.
7.375%, due 01/15/14		1,110,000	1,115,550

Machinery-agriculture & construction—1.23%
Case Corp.
7.250%, due 01/15/16		450,000	468,563
Case New Holland, Inc.
6.000%, due 06/01/09		845,000	845,000
			1,313,563
Manufacturing-diversified—1.89%
American Railcar Industries, Inc.
7.500%, due 03/01/14		800,000	790,000
Bombardier, Inc.
7.250%, due 11/15/16	EUR	250,000	370,285
RBS Global & Rexnord Corp.
9.500%, due 08/01/14		825,000	851,813
			2,012,098
Media—1.74%
Idearc, Inc.
8.000%, due 11/15/16		345,000	345,862
Lamar Media Corp.
6.625%, due 08/15/15[2]		105,000	100,538
6.625%, due 08/15/15		430,000	412,800
7.250%, due 01/01/13		750,000	751,875
Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	160,000	240,169
			1,851,244
Medical products—1.35%
Bausch & Lomb, Inc.
9.875%, due 11/01/15[2]		435,000	448,050
FMC Finance III SA
6.875%, due 07/15/17[2]		840,000	842,100

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate bonds—(continued)
Medical products—(concluded)
Fresenius Medical Capital Trust IV
7.375%, due 06/15/11	EUR	100,000	151,736
			1,441,886
Metals—3.83%
California Steel Industries
6.125%, due 03/15/14		1,115,000	1,017,437
Century Aluminum Co.
7.500%, due 08/15/14		950,000	952,375
Freeport-McMoRan Cooper & Gold, Inc.
8.250%, due 04/01/15		455,000	491,400
8.375%, due 04/01/17		315,000	344,925
Novelis, Inc.
7.250%, due 02/15/15		965,000	926,400
RathGibson, Inc.
11.250%, due 02/15/14		335,000	345,888
			4,078,425
Oil & gas—11.86%
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	100,000	142,320
6.375%, due 06/15/15		1,605,000	1,556,850
7.500%, due 09/15/13		425,000	436,687
7.500%, due 06/15/14		220,000	225,500
Compton Petroleum Finance Corp.
7.625%, due 12/01/13		690,000	660,675
Delta Petroleum Corp.
7.000%, due 04/01/15		780,000	674,700
Denbury Resources, Inc.
7.500%, due 12/15/15		625,000	634,375
El Paso Corp.
6.875%, due 06/15/14		920,000	921,646
Forest Oil Corp.
8.000%, due 12/15/11		760,000	786,600
Hilcorp Energy Co.
9.000%, due 06/01/16[2]		395,000	409,813
Inergy LP
6.875%, due 12/15/14		995,000	975,100
Markwest Energy Partners
8.500%, due 07/15/16		505,000	505,000
Pacific Energy Partners
6.250%, due 09/15/15		65,000	63,899
Range Resources Corp.
7.375%, due 07/15/13		760,000	773,300
Regency Energy Partners
8.375%, due 12/15/13		413,000	434,683
SemGroup LP
8.750%, due 11/15/15[2]		535,000	513,600
Swift Energy Co.
7.625%, due 07/15/11		585,000	590,850

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate bonds—(continued)
Oil & gas—(concluded)
Targa Resources, Inc.
8.500%, due 11/01/13[2]	400,000	404,000
Tenaska Alabama Partners
7.000%, due 06/30/21[2]	256,699	258,004
Williams Cos., Inc.
7.125%, due 09/01/11	55,000	57,063
8.125%, due 03/15/12	795,000	856,612
Williams Partners LP
7.500%, due 06/15/11	735,000	766,237
		12,647,514
Oil equipment—0.06%
Grant Prideco, Inc.
6.125%, due 08/15/15	60,000	60,300

Oil refining—2.73%
Frontier Oil Corp.
6.625%, due 10/01/11	1,095,000	1,089,525
Petroplus Finance Ltd.
6.750%, due 05/01/14[2]	515,000	489,250
7.000%, due 05/01/17[2]	170,000	159,800
Tesoro Corp.
6.250%, due 11/01/12	1,025,000	1,017,312
6.500%, due 06/01/17[2]	160,000	158,000
		2,913,887
Oil services—2.03%
Basic Energy Services
7.125%, due 04/15/16	605,000	582,313
CIE Generale de Geophysique
7.500%, due 05/15/15	830,000	846,600
Hornbeck Offshore Services, Series B
6.125%, due 12/01/14	775,000	738,187
		2,167,100
Paper & forest products—1.12%
Georgia-Pacific Corp.
8.125%, due 05/15/11	1,175,000	1,198,500

Real estate investment trust—0.13%
Ventas Realty LP Capital Corp.
6.750%, due 06/01/10	140,000	140,700

Recycling—0.54%
Aleris International, Inc.
9.000%, due 12/15/14	635,000	573,088

Retail—0.71%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15	715,000	754,325

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

		Face amount[1] ($)	Value ($)

Corporate bonds—(concluded)
Steel—0.76%
Mueller Water Products
7.375%, due 06/01/17		870,000	809,100

Telecommunication services—3.08%
MetroPCS Wireless, Inc.
9.250%, due 11/01/14[2]		430,000	426,775
Nordic Telephone Co. Holdings
9.752%, due 05/01/16[4]	EUR	150,000	221,628
Qwest Communications International
7.250%, due 02/15/11		150,000	151,500
Qwest Corp.
6.500%, due 06/01/17[2]		550,000	541,750
8.875%, due 03/15/12		400,000	438,000
Rogers Wireless, Inc.
6.375%, due 03/01/14		215,000	219,632
8.000%, due 12/15/12		885,000	925,384
Softbank Corp.
7.750%, due 10/15/13	EUR	250,000	357,611
			3,282,280
Transportation services—1.32%
Bristow Group, Inc.
6.125%, due 06/15/13		847,000	827,942
PHI, Inc.
7.125%, due 04/15/13		600,000	582,000
			1,409,942
Total corporate bonds (cost—$104,358,117)			103,082,756

Repurchase agreement—1.34%

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $1,417,616 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$1,458,609); proceeds: $1,430,165

(cost—$1,430,000)		1,430,000	1,430,000

	Number of shares

Investments of cash collateral from securities loaned—3.69%
Money market funds[7]—3.69%
DWS Money Market Series
5.019%	3,267,265	3,267,265
UBS Private Money Market Fund LLC[8] 4.928%	668,637	668,637
Total money market funds and investments of cash collateral from securities loaned (cost—$3,935,902)		3,935,902

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2007 (unaudited)

Value ($)
Total investments (cost—$109,724,019)[9,10]—101.74%	108,448,658
Liabilities in excess of other assets—(1.74)%	(1,854,628)
Net assets—100.00%	106,594,030

1	In US Dollars unless otherwise indicated.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.30% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security, or portion thereof, was on loan at October 31, 2007.
4	Floating rate security. The interest rate shown is the current rate as of October 31, 2007.
5	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
6	Variable rate security. The interest rate shown is the current rate as of October 31, 2007, and resets periodically.
7	Rates shown reflect yield at October 31, 2007.
8	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
Security	Value at	ended	ended	Value at	ended
description	07/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)

UBS Private Money Market Fund LLC	755,048	6,014,679	6,101,090	668,637	2,247

9	Includes $3,763,353 of investments in securities on loan, at market value.
10

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $671,513 and $1,946,874, respectively, resulting in net unrealized depreciation of investments of $1,275,361.

EUR	Euro
GBP	Great Britain Pound

Forward foreign currency contracts

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		date	depreciation ($)

Euro	3,000,000	USD	4,295,130	11/28/07	(52,561)

Currency type abbreviation:

USD              US Dollar

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	91.9
Canada	3.2
Luxembourg	1.1
France	1.1
Bermuda	0.7
United Kingdom	0.6
Germany	0.4
Japan	0.3
Netherlands	0.3
Sweden	0.2
Denmark	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments—October 31, 2007 (unaudited)

Common stocks—97.70%

Security description	Number of shares	Value ($)

Aerospace & defense—1.29%
Curtiss-Wright Corp.	19,200	1,080,768
Lockheed Martin Corp.	100,900	11,103,036
United Technologies Corp.	149,398	11,442,393
		23,626,197
Banks—5.80%
Bank of America Corp.	1,013,600	48,936,608
Bank of New York Mellon Corp.	264,800	12,935,480
Colonial BancGroup, Inc.	147,600	2,830,968
Comerica, Inc.[1]	142,500	6,651,900
PNC Financial Services Group, Inc.	39,900	2,879,184
SunTrust Banks, Inc.[1]	83,400	6,054,840
UnionBanCal Corp.	268,200	14,485,482
Wells Fargo & Co.	331,550	11,276,015
		106,050,477
Beverages—1.08%
Coca-Cola Co.	236,150	14,584,624
Pepsi Bottling Group, Inc.	118,200	5,092,056
		19,676,680
Building products—0.44%
Masco Corp.[1]	332,700	8,011,416

Chemicals—1.12%
E.I. du Pont de Nemours and Co.[1]	384,700	19,046,497
Lubrizol Corp.	20,000	1,357,600
		20,404,097
Commercial services & supplies—3.37%
Apollo Group, Inc., Class A1,*	220,700	17,492,682
Deluxe Corp.	409,200	16,507,128
ITT Educational Services, Inc.1,*	126,000	16,025,940
MasterCard, Inc., Class A1	31,300	5,944,183
Sotheby’s1	85,100	4,609,867
Stericycle, Inc.*	17,682	1,031,391
		61,611,191
Communications equipment—2.40%
Cisco Systems, Inc.*	666,650	22,039,449
Motorola, Inc.	877,400	16,486,346
Plantronics, Inc.	195,200	5,338,720
		43,864,515
Computers & peripherals—2.30%
Apple, Inc.*	100,100	19,013,995
Dell, Inc.*	40,200	1,230,120
Hewlett-Packard Co.	202,650	10,472,952
International Business Machines Corp.[1]	97,550	11,327,506
		42,044,573
Construction & engineering—1.67%
McDermott International, Inc.1,*	380,100	23,208,906
Perini Corp.*	126,700	7,266,245
		30,475,151

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments—October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Containers & packaging—0.61%
Pactiv Corp.*	408,600	11,224,242

Diversified financials—12.21%
American Express Co.	188,881	11,512,297
Ameriprise Financial, Inc.	255,000	16,059,900
Capital One Financial Corp.[1]	154,250	10,117,257
Citigroup, Inc.	1,400,699	58,689,288
Franklin Resources, Inc.	160,832	20,856,694
J.P. Morgan Chase & Co.[1]	1,478,096	69,470,512
Lazard Ltd., Class A	136,300	6,842,260
Morgan Stanley & Co.[1]	324,650	21,835,959
TD Ameritrade Holding Corp.*	90,200	1,726,428
Walter Industries, Inc.[1]	204,700	6,272,008
		223,382,603
Diversified telecommunication services—4.31%
AT&T, Inc.[1]	1,207,259	50,451,354
Citizens Communications Co.[1]	87,400	1,150,184
Verizon Communications, Inc.	590,101	27,185,953
		78,787,491
Electrical equipment—1.73%
Belden, Inc.[1]	67,900	3,956,533
Energizer Holdings, Inc.*	117,100	12,213,530
Thomas & Betts Corp.*	126,500	7,085,265
Tyco Electronics Ltd.*	238,000	8,489,460
		31,744,788
Electric utilities—2.66%
Dominion Resources, Inc.[1]	132,200	12,113,486
Edison International	177,800	10,339,070
Exelon Corp.	154,900	12,822,622
FPL Group, Inc.	21,600	1,477,872
PG&E Corp.[1]	242,100	11,845,953
		48,599,003
Energy equipment & services—0.37%
Global Industries Ltd.*	179,500	4,419,290
National-Oilwell Varco, Inc.*	31,600	2,314,384
		6,733,674
Food & drug retailing—1.81%
CVS Corp.	664,450	27,754,077
Terra Industries, Inc.*	146,600	5,408,074
		33,162,151
Food products—0.31%
General Mills, Inc.	98,600	5,692,178

Gas utilities—0.08%
Energen Corp.	24,000	1,536,000

Health care equipment & supplies—0.15%
DENTSPLY International, Inc.	65,100	2,700,348

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments—October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Health care providers & services—2.12%
AmerisourceBergen Corp.	124,200	5,851,062
CIGNA Corp.	260,169	13,656,271
Coventry Health Care, Inc.1,*	35,200	2,122,912
Humana, Inc.1,*	185,400	13,895,730
UnitedHealth Group, Inc.	65,200	3,204,580
		38,730,555
Hotels, restaurants & leisure—1.76%
InterContinental Hotels Group PLC, ADR	383,089	8,941,297
McDonald’s Corp.	389,300	23,241,210
		32,182,507
Household durables—0.04%
Tupperware Brands Corp.	21,800	786,980

Household products—1.79%
Colgate-Palmolive Co.	167,400	12,767,598
Procter & Gamble Co.	288,000	20,021,760
		32,789,358
Industrial conglomerates—4.66%
Chemed Corp.	20,000	1,146,400
General Electric Co.[1]	1,528,700	62,921,292
Textron, Inc.	305,450	21,140,194
		85,207,886
Insurance—7.26%
ACE Ltd.	290,700	17,619,327
Allstate Corp.	56,500	2,960,600
American International Group, Inc.	184,000	11,614,080
Aon Corp.[1]	378,200	17,140,024
Arch Capital Group Ltd.1,*	75,600	5,652,612
Axis Capital Holdings Ltd.	184,400	7,328,056
Chubb Corp.	246,900	13,172,115
Endurance Specialty Holdings Ltd.	58,500	2,293,785
Hartford Financial Services Group, Inc.	122,100	11,847,363
MetLife, Inc.[1]	155,600	10,713,060
RenaissanceRe Holdings Ltd.	131,400	7,665,876
Travelers Cos., Inc.	172,800	9,021,888
XL Capital Ltd., Class A1	219,400	15,785,830
		132,814,616
Internet software & services—0.64%
Automatic Data Processing, Inc.	236,900	11,740,764

IT consulting & services—0.88%
Accenture Ltd., Class A1	410,900	16,045,645

Leisure equipment & products—0.59%
Mattel, Inc.	519,400	10,850,266

Machinery—1.22%
AGCO Corp.1,*	105,700	6,308,176
Caterpillar, Inc.	22,700	1,693,647
Ceradyne, Inc.*	124,000	8,482,840

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments—October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Machinery—(concluded)
ITT Industries, Inc.[1]	86,000	5,755,120
		22,239,783
Media—1.83%
Omnicom Group, Inc.[1]	237,300	12,097,554
Walt Disney Co.[1]	617,500	21,384,025
		33,481,579
Metals & mining—1.70%
Allegheny Technologies, Inc.	62,100	6,344,757
Freeport-McMoRan Copper & Gold, Inc., Class B	104,300	12,274,024
GrafTech International Ltd.*	232,000	4,384,800
Rio Tinto PLC, ADR[1]	21,825	8,184,375
		31,187,956
Multi-line retail—1.39%
Big Lots, Inc.1,*	280,600	6,728,788
Macy’s, Inc.[1]	181,500	5,813,445
Target Corp.	210,250	12,900,940
		25,443,173
Multi-utilities—0.82%
Questar Corp.	263,900	15,063,412

Oil & gas—12.15%
Apache Corp.	63,102	6,550,619
ChevronTexaco Corp.	226,500	20,727,015
ConocoPhillips	252,000	21,409,920
Exxon Mobil Corp.	807,462	74,278,429
Frontier Oil Corp.	252,400	11,557,396
Hess Corp.	264,000	18,905,040
Marathon Oil Corp.	187,900	11,110,527
Murphy Oil Corp.[1]	159,706	11,759,153
Occidental Petroleum Corp.	376,947	26,028,190
Tesoro Corp.[1]	160,400	9,709,012
Valero Energy Corp.	145,600	10,254,608
		222,289,909
Paper & forest products—0.55%
International Paper Co.[1]	272,050	10,054,968

Personal products—0.39%
NBTY, Inc.*	198,900	7,080,840

Pharmaceuticals—5.62%
Bristol-Myers Squibb Co.[1]	440,650	13,215,093
Endo Pharmaceuticals Holdings, Inc.1,*	21,100	618,230
Forest Laboratories, Inc.*	116,000	4,532,120
Johnson & Johnson	109,800	7,155,666
Merck & Co., Inc.	342,550	19,956,963
Novartis AG, ADR	429,200	22,820,564
Pfizer, Inc.	940,800	23,153,088
Wyeth	234,500	11,403,735
		102,855,459

UBS PACE Large Co Value Equity Investments

Schedule of investments– October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Road & rail—0.94%
Norfolk Southern Corp.	333,850	17,243,353

Semiconductor equipment & products—0.93%
MEMC Electronic Materials, Inc.*	79,100	5,791,702
Tessera Technologies, Inc.*	12,707	485,280
Texas Instruments, Inc.[1]	331,550	10,808,530
		17,085,512
Software—1.32%
Microsoft Corp.	320,900	11,812,329
Oracle Corp.*	560,100	12,417,417
		24,229,746
Specialty retail—1.46%
Aeropostale, Inc.*	169,250	3,875,825
AutoZone, Inc.1,*	134,300	16,708,263
GameStop Corp., Class A1,*	103,300	6,117,426
		26,701,514
Textiles & apparel—0.70%
Nike, Inc., Class B	193,000	12,788,180

Tobacco—1.55%
Altria Group, Inc.	164,500	11,996,985
Loews Corp. - Carolina Group	191,100	16,392,558
		28,389,543
Wireless telecommunication services—1.68%
Telephone & Data Systems, Inc.	235,500	16,437,900
Vodafone Group PLC, ADR	366,050	14,374,784
		30,812,684
Total common stocks (cost—$1,549,935,295)		1,787,422,963

Face amount ($)

Repurchase agreement—2.47%

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07 collateralized by $44,579,059 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$45,993,106); proceeds: $45,096,198 (cost—$45,091,000)	45,091,000	45,091,000

	Number of shares

Investments of cash collateral from securities loaned—14.15%

Money market funds[2]—14.15%

AIM Prime Portfolio,
4.842%	38,504	38,504
Deutsche Cash Reserves,
4.980%	23,071	23,071
DWS Money Market Series,
5.019%	30,439,588	30,439,588
Provident Temp Fund,
5.051%	60,637,608	60,637,608

UBS PACE Large Co Value Equity Investments

Schedule of investments– October 31, 2007 (unaudited)

	Number of shares	Value ($)

Investments of cash collateral from securities loaned—(concluded)

Money market funds—(concluded)

UBS Private Money Market Fund LLC,[3]
4.928%	167,734,482	167,734,482
Total money market funds and investments of cash collateral from securities loaned (cost—$258,873,253)		258,873,253
Total investments (cost—$1,853,899,548)[4,5]—114.32%		2,091,387,216
Liabilities in excess of other assets—(14.32)%		(261,954,919)
Net assets—100.00%		1,829,432,297

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2007.
2	Rates shown reflect yield at October 31, 2007.
3	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three
	Value at	ended	ended	Value at	months ended
Security description	07/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)
UBS Private Money Market Fund LLC	103,529,766	938,698,704	874,493,988	167,734,482	69,159

4

Includes $282,274,633 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $258,873,253. In addition, the custodian also held US government and agency securities having an aggregate value of $27,964,291 as collateral for portfolio securities loaned as follows:

Face
amount (000)($)		Maturity dates	Interest rates (%)	Value ($)
27,370	Federal Home Loan Bank Discount Notes	12/21/07	0.000	27,202,496
763	US Treasury Inflation Index Notes	04/15/10	0.875	761,795
				27,964,291

5

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $273,488,289 and $36,000,621, respectively, resulting in net unrealized appreciation of investments of $237,487,668.

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	92.1
Bermuda	2.6
Cayman Islands	1.6
United Kingdom	1.5
Panama	1.1
Switzerland	1.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—96.97%

Security description	Number of shares	Value ($)

Aerospace & defense—4.05%
Boeing Co.	88,770	8,751,834
General Dynamics Corp.[1]	316,963	28,830,954
L-3 Communications Holdings, Inc.[1]	61,700	6,764,788
Lockheed Martin Corp.[1]	174,089	19,156,754
		63,504,330
Air freight & couriers—0.24%
Expeditors International of Washington, Inc.	74,800	3,788,620

Automobiles—0.90%
Toyota Motor Corp., ADR[1]	122,833	14,057,008

Banks—0.94%
Banco Itau Holding Financeira SA, ADR[1]	146,670	4,187,428
UnionBanCal Corp.	36,100	1,949,761
Wells Fargo & Co.[1]	254,666	8,661,191
		14,798,380
Beverages—0.86%
Coca-Cola Enterprises, Inc.[1]	208,400	5,378,804
PepsiCo, Inc.	110,190	8,123,207
		13,502,011
Biotechnology—1.69%
Amylin Pharmaceuticals, Inc.1,*	60,240	2,712,005
Genentech, Inc.*	281,478	20,865,964
Gilead Sciences, Inc.1,*	63,970	2,954,774
		26,532,743
Chemicals—2.98%
Air Products & Chemicals, Inc.	41,842	4,094,240
Monsanto Co.	368,819	36,007,799
Potash Corp. of Saskatchewan, Inc.	54,020	6,634,736
The Mosaic Co.*	300	20,940
		46,757,715
Commercial services & supplies—2.76%
Apollo Group, Inc., Class A1,*	204,710	16,225,315
ChoicePoint, Inc.*	6,600	259,512
Deluxe Corp.	115,600	4,663,304
Equifax, Inc.	26,368	1,015,168
ITT Educational Services, Inc.1,*	47,500	6,041,525
Manpower, Inc.	115,580	8,638,449
Strayer Education, Inc.	12,100	2,256,166
Weight Watchers International, Inc.[1]	83,700	4,288,788
		43,388,227
Communications equipment—4.85%
Cisco Systems, Inc.*	1,881,816	62,212,837
Harris Corp.	24,800	1,501,888
Motorola, Inc.	371,400	6,978,606

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Communications equipment—(concluded)
QUALCOMM, Inc.	125,690	5,370,734
		76,064,065
Computers & peripherals—6.60%
Apple, Inc.*	301,056	57,185,587
Hewlett-Packard Co.	318,797	16,475,429
International Business Machines Corp.	180,490	20,958,499
Network Appliance, Inc.*	284,900	8,971,501
		103,591,016
Construction & engineering—1.11%
Fluor Corp.[1]	69,320	10,952,560
Foster Wheeler Ltd.*	43,290	6,417,742
		17,370,302
Diversified financials—6.76%
American Express Co.	161,600	9,849,520
Ameriprise Financial, Inc.	93,100	5,863,438
CME Group, Inc.	8,540	5,689,775
Eaton Vance Corp.	36,200	1,811,086
Franklin Resources, Inc.	130,420	16,912,865
Goldman Sachs Group, Inc.	168,474	41,768,074
Invesco PLC, ADR	267,510	8,201,857
J.P. Morgan Chase & Co.	85,000	3,995,000
MF Global Ltd.*	204,230	6,037,039
Western Union Co.	268,350	5,914,434
		106,043,088
Diversified telecommunication services—2.34%
AT&T, Inc.	591,073	24,700,941
Embarq Corp.[1]	51,345	2,717,177
Nokia Oyj, ADR	168,860	6,707,119
Sprint Nextel Corp.	147,700	2,525,670
		36,650,907
Electrical equipment—0.65%
ABB Ltd., ADR[1]	337,750	10,206,805

Electronic equipment & instruments—0.22%
Thermo Fisher Scientific, Inc.*	58,700	3,452,147

Energy equipment & services—4.94%
Cameron International Corp.1,*	138,493	13,483,678
Diamond Offshore Drilling, Inc.	16,420	1,859,236
Global Industries Ltd.1,*	174,700	4,301,114
Halliburton Co.[1]	89,140	3,513,899
National-Oilwell Varco, Inc.*	101,200	7,411,888
Schlumberger Ltd.[1]	206,659	19,957,060
Transocean, Inc.*	226,005	26,978,217
		77,505,092

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Food & drug retailing—1.44%
Agrium, Inc.[1]	114,870	7,302,286
CVS Caremark Corp.	367,589	15,354,192
		22,656,478
Food products—0.22%
Corn Products International, Inc.	79,400	3,377,676

Gas utilities—0.31%
Energen Corp.[1]	76,500	4,896,000

Health care equipment & supplies—0.49%
Baxter International, Inc.	47,700	2,862,477
DENTSPLY International, Inc.	118,000	4,894,640
		7,757,117
Health care providers & services—3.51%
Aetna, Inc.	101,800	5,718,106
AmerisourceBergen Corp.	119,200	5,615,512
Coventry Health Care, Inc.1,*	98,400	5,934,504
Humana, Inc.1,*	101,400	7,599,930
McKesson Corp.	117,100	7,740,310
UnitedHealth Group, Inc.	458,094	22,515,320
		55,123,682
Hotels, restaurants & leisure—6.07%
Las Vegas Sands Corp.*	185,400	24,673,032
McDonald’s Corp.[1]	584,810	34,913,157
MGM Mirage*	142,301	13,036,194
Wynn Resorts Ltd.	140,134	22,621,832
		95,244,215
Household durables—0.47%
Newell Rubbermaid, Inc.	107,500	3,134,700
Toro Co.	64,600	3,595,636
Tupperware Brands Corp.	16,800	606,480
		7,336,816
Household products—0.17%
Procter & Gamble Co.	38,180	2,654,274

Industrial conglomerates—1.00%
Reynolds American, Inc.[1]	67,200	4,329,696
Siemens AG, ADR[1]	83,080	11,329,620
		15,659,316
Insurance—0.80%
AON Corp.[1]	145,800	6,607,656
Travelers Cos., Inc	114,300	5,967,603
		12,575,259
Internet & catalog retail—0.88%
Amazon.com, Inc.1,*	84,400	7,524,260

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Internet & catalog retail—(concluded)
Expedia, Inc.*	193,800	6,329,508
		13,853,768
Internet software & services—3.45%
eBay, Inc.*	147,200	5,313,920
Google, Inc., Class A1,*	60,791	42,979,237
McAfee, Inc.1,*	141,240	5,840,274
		54,133,431
IT consulting & services—1.41%
Accenture Ltd., Class A	223,770	8,738,219
Automatic Data Processing, Inc.	131,550	6,519,618
Cognizant Technology Solutions Corp., Class A*	120,270	4,986,394
SRA International, Inc., Class A*	69,000	1,894,740
		22,138,971
Machinery—1.46%
Caterpillar, Inc.[1]	107,500	8,020,575
Danaher Corp.[1]	80,510	6,897,292
Parker Hannifin Corp.[1]	88,335	7,099,484
Pentair, Inc.	24,800	877,672
		22,895,023
Media—2.10%
CBS Corp., Class B	101,300	2,907,310
Comcast Corp., Class A*	536,576	11,294,925
Omnicom Group, Inc.[1]	129,800	6,617,204
Viacom, Inc., Class B*	146,700	6,057,243
Walt Disney Co.	175,200	6,067,176
		32,943,858
Metals & mining—2.59%
Cameco Corp.[1]	190,220	9,330,291
Companhia Vale do Rio Doce (CVRD), ADR	217,960	8,212,733
Freeport-McMoRan Copper & Gold, Inc., Class B	196,208	23,089,757
		40,632,781
Multi-line retail—0.69%
Big Lots, Inc.1,*	183,800	4,407,524
Kohl’s Corp.1,*	116,810	6,421,046
		10,828,570
Multi-utilities—0.33%
Questar Corp.	90,500	5,165,740

Oil & gas—4.52%
Chevron Corp.	6,100	558,211
ConocoPhillips	159,400	13,542,624
Devon Energy Corp.	52,000	4,856,800
EOG Resources, Inc.[1]	96,010	8,506,486
Exxon Mobil Corp.[1]	66,500	6,117,335
Frontier Oil Corp.	66,500	3,045,035

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Oil & gas—(concluded)
Marathon Oil Corp.	65,600	3,878,928
Occidental Petroleum Corp.	60,500	4,177,525
Petroleo Brasileiro SA, ADR	147,945	14,147,980
Tesoro Corp.	19,400	1,174,282
Ultra Petroleum Corp.*	54,340	3,850,533
Valero Energy Corp.	81,700	5,754,131
XTO Energy, Inc.	20,500	1,360,790
		70,970,660
Pharmaceuticals—3.78%
Abbott Laboratories	124,730	6,812,753
Elan Corp. PLC, ADR*	171,610	4,084,318
Forest Laboratories, Inc.*	104,700	4,090,629
Medco Health Solutions, Inc.*	75,100	7,087,938
Merck & Co., Inc.	209,740	12,219,452
Pfizer, Inc.	197,500	4,860,475
Schering-Plough Corp.	429,780	13,116,886
Teva Pharmaceutical Industries Ltd., ADR	158,640	6,981,746
		59,254,197
Real estate—0.96%
ProLogis REIT[1]	210,509	15,101,916

Road & rail—0.82%
Union Pacific Corp.	100,447	12,861,234

Semiconductor equipment & products—3.49%
Altera Corp.[1]	334,630	6,565,441
Intel Corp.[1]	1,362,936	36,662,978
Linear Technology Corp.[1]	175,660	5,800,293
National Semiconductor Corp.	1,500	37,710
Texas Instruments, Inc.[1]	177,100	5,773,460
		54,839,882
Software—5.62%
Adobe Systems, Inc.*	88,000	4,215,200
Autodesk, Inc.*	127,460	6,232,794
Cadence Design Systems, Inc.*	265,560	5,204,976
Electronic Arts, Inc.1,*	159,810	9,767,587
Intuit, Inc.*	194,200	6,247,414
Microsoft Corp.	777,086	28,604,536
Oracle Corp.*	920,120	20,399,060
Symantec Corp.*	400,850	7,527,963
		88,199,530
Specialty retail—3.28%
Aeropostale, Inc.*	39,250	898,825
American Eagle Outfitters, Inc.	136,120	3,236,934
AutoZone, Inc.1,*	59,100	7,352,631
GameStop Corp., Class A1,*	126,700	7,503,174
Lowe’s Cos., Inc.[1]	467,740	12,577,528

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of Investments – October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Specialty retail—(concluded)
RadioShack Corp.[1]	210,300	4,336,386
Sherwin-Williams Co.[1]	73,600	4,704,512
Staples, Inc.	229,640	5,359,798
TJX Cos., Inc.[1]	190,800	5,519,844
		51,489,632
Textiles & apparel—1.65%
Coach, Inc.*	210,110	7,681,622
Nike, Inc., Class B	269,850	17,880,261
Polo Ralph Lauren Corp.[1]	6,000	412,800
		25,974,683
Tobacco—0.84%
Altria Group, Inc.	59,300	4,324,749
Loews Corp. - Carolina Group	56,000	4,803,680
UST, Inc.[1]	74,800	3,988,336
		13,116,765
Wireless telecommunication services—2.73%
America Movil SAB de C.V., ADR, Series L	47,670	3,117,141
China Mobile Ltd.[1]	204,727	21,226,096
Metropcs Communications, Inc.1,*	177,770	3,999,825
NII Holdings, Inc.*	88,680	5,143,440
Telephone and Data Systems, Inc.	84,900	5,926,020
US Cellular Corp.*	35,800	3,370,570
		42,783,092
Total common stocks (cost—$1,252,656,359)		1,521,677,022

Face amount ($)

Repurchase agreement—3.85%

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $60,030,843 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$61,722,555); proceeds: $60,513,975 (cost—$60,507,000)	60,507,000	60,507,000

	Number of shares

Investments of cash collateral from securities loaned—17.17%

Money market funds[2]—17.17%
AIM Prime Portfolio
4.842%	17,863	17,863
BlackRock Provident Institutional TempFund
5.051%	35,281,280	35,281,280
DWS Money Market Series,
5.019%	55,589,299	55,589,299

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of Investments – October 31, 2007 (unaudited)

Security description	Number of shares	Value ($)

Investments of cash collateral from securities loaned—(concluded)
Money market funds[2]—(concluded)
UBS Private Money Market Fund LLC [3]
4.928%	178,525,902	178,525,902
Total money market funds and investments of cash collateral from securities loaned (cost—$269,414,344)		269,414,344
Total investments (cost—$1,582,577,703) [4,5]—117.99%		1,851,598,366
Liabilities in excess of other assets—(17.99)%		(282,317,467)
Net assets—100.00%		1,569,280,899

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2007.
2	Rates shown reflect yield at October 31, 2007.
3	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three
	Value at	ended	ended	Value at	months ended
Security description	07/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)
UBS Private Money Market Fund LLC	203,334,921	813,977,509	838,786,528	178,545,902	95,719

4

Includes $278,295,649 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $269,414,344. In addition, the custodian also held the following US government and agency securities having an aggregate value of $13,777,398 as collateral for portfolio securities loaned as follows:

5

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $292,497,323 and $23,476,660, respectively, resulting in net unrealized appreciation of investments of $269,020,663.

Face			Interest
amount		Maturity	rates
(000) ($)		dates	(%)	Value ($)
13,360	Federal Home Loan Bank Discount Notes	12/21/07	0.000	13,278,237
465	US Treasury Inflation Index Notes	04/15/10	0.875	499,161
				13,777,398

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.7
Canada	1.5
Cayman Islands	1.5
Brazil	1.4
Hong Kong	1.1
Bermuda	1.1
Netherland Antilles	1.1
Japan	0.8
Germany	0.6
Switzerland	0.6
United Kingdom	0.4
Israel	0.4
Finland	0.4
Ireland	0.2
Mexico	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—96.60%

Security description	Number of shares	Value ($)

Aerospace & defense—0.99%
BE Aerospace, Inc.*	59,550	2,960,231
Hexcel Corp.1,*	106,000	2,653,180
		5,613,411
Airlines—0.21%
SkyWest, Inc.	44,850	1,223,957

Auto components—0.33%
Aftermarket Technology Corp.*	54,500	1,881,340

Automobiles—0.50%
Thor Industries, Inc.	59,000	2,832,000

Banks—5.36%
Boston Private Financial Holdings, Inc.[1]	102,000	2,933,520
Cathay General Bancorp[1]	100,820	3,122,395
City National Corp.[1]	121,000	8,179,600
CVB Financial Corp.[1]	304,000	3,562,880
International Bancshares Corp.[1]	115,000	2,513,900
Prosperity Bancshares, Inc.[1]	71,000	2,294,720
Sterling Bancshares, Inc.[1]	230,250	2,809,050
Superior Bancorp1,*	125,400	958,056
TrustCo Bank Corp. NY1	290,000	3,056,600
W Holding Co., Inc.[1]	535,000	1,123,500
		30,554,221
Beverages—1.67%
Constellation Brands, Inc., Class A1,*	379,200	9,525,504

Building products—1.08%
USG Corp1,*	155,300	6,173,175

Chemicals—0.42%
RPM International, Inc.	113,000	2,421,590

Commercial services & supplies—12.38%
Consolidated Graphics, Inc.*	31,450	2,012,171
Dun & Bradstreet Corp.	38,800	3,757,780
Equifax, Inc.[1]	194,200	7,476,700
G & K Services, Inc., Class A1	48,000	1,945,920
H&R Block, Inc.[1]	404,800	8,824,640
Herman Miller, Inc.[1]	115,900	3,154,798
Hewitt Associates, Inc., Class A*	362,300	12,781,944
Kforce, Inc.*	129,850	1,563,394
LECG Corp.*	135,100	2,365,601
Mobile Mini, Inc.*	104,350	1,870,996
MPS Group, Inc.*	179,250	2,188,642
Navigant Consulting, Inc.1,*	296,650	3,909,847
Resources Connection, Inc.	118,000	2,686,860
Schawk, Inc.[1]	87,000	1,976,640
School Specialty, Inc.1,*	86,000	2,902,500
Steelcase, Inc., Class A	361,600	6,461,792

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Commercial services & supplies—(concluded)
United Stationers, Inc.1,*	54,000	3,127,140
Watts Water Technologies, Inc., Class A1	54,000	1,535,220
		70,542,585
Communications equipment—0.36%
Avocent Corp.1,*	75,350	2,036,711

Computers & peripherals—1.08%
Avid Technology, Inc.1,*	115,000	3,379,850
Electronics for Imaging, Inc.*	122,000	2,781,600
		6,161,450
Construction & engineering—0.47%
Granite Construction, Inc.	62,000	2,654,840

Construction materials—0.12%
US Concrete, Inc.*	142,250	705,560

Diversified financials—7.35%
Apollo Investment Corp.	136,150	2,831,920
Ares Capital Corp.[1]	139,200	2,316,288
Assured Guaranty Ltd.1,*	411,650	9,496,765
ASTA Funding, Inc.[1]	56,300	2,000,902
CompuCredit Corp.1,*	79,550	1,585,432
EzCORP, Inc., Class A1,*	159,450	2,098,362
Investment Technology Group, Inc.*	81,550	3,416,945
Janus Capital Group, Inc.[1]	305,800	10,553,158
Knight Capital Group, Inc., Class A1,*	149,350	2,002,783
MCG Capital Corp.[1]	233,800	3,275,538
World Acceptance Corp.1,*	71,350	2,301,751
		41,879,844
Diversified telecommunication services—0.57%
General Communication, Inc., Class A*	278,184	3,263,098

Electrical equipment—4.18%
AMETEK, Inc.	57,000	2,679,000
Brady Corp., Class A1	284,800	10,509,120
Energizer Holdings, Inc.1,*	77,000	8,031,100
Regal-Beloit Corp.	52,750	2,586,860
		23,806,080
Electric utilities—0.96%
ITC Holdings Corp.	54,000	3,090,960
Pike Electric Corp.1,*	122,000	2,403,400
		5,494,360
Electronic equipment & instruments—5.23%
Anixter International, Inc.1,*	141,000	10,130,850
Arrow Electronics, Inc.*	38,450	1,537,231
Benchmark Electronics, Inc.1,*	270,250	5,542,827
Coherent, Inc.1,*	107,000	3,509,600

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Electronic equipment & instruments—(concluded)
Ingram Micro, Inc., Class A*	137,850	2,927,934
Insight Enterprises, Inc.*	44,500	1,229,980
Plexus Corp.*	98,000	2,528,400
TTM Technologies, Inc.*	185,300	2,377,399
		29,784,221
Energy equipment & services—2.54%
Helmerich & Payne, Inc.	95,600	3,022,872
Oceaneering International, Inc.*	39,000	3,013,530
Oil States International, Inc.*	80,600	3,481,114
TETRA Technologies, Inc.1,*	143,000	2,815,670
Tidewater, Inc.[1]	38,900	2,126,663
		14,459,849
Food & drug retailing—0.99%
Performance Food Group Co.*	92,000	2,483,080
Spartan Stores, Inc.	142,750	3,173,333
		5,656,413
Food products—1.68%
Brooklyn Cheesecake & Desserts Co., Inc.2,*	34,680	8,670
J&J Snack Foods Corp.[1]	65,000	2,315,300
J.M. Smucker Co.	135,800	7,255,794
		9,579,764
Gas utilities—0.36%
New Jersey Resources Corp.	42,000	2,068,500

Health care equipment & supplies—3.26%
Advanced Medical Optics, Inc.1,*	121,500	3,335,175
Bio-Rad Laboratories, Inc., Class A*	61,600	5,949,328
Cooper Cos., Inc.	53,000	2,226,000
ICU Medical, Inc.1,*	84,000	3,368,400
Invacare Corp.	137,500	3,720,750
		18,599,653
Health care providers & services—2.76%
Emergency Medical Services Corp., Class A1,*	89,000	2,702,930
Gentiva Health Services, Inc.*	38,050	722,189
IMS Health, Inc.	283,100	7,136,951
LifePoint Hospitals, Inc.*	61,400	1,873,928
Magellan Health Services, Inc.*	78,500	3,304,850
		15,740,848
Hotels, restaurants & leisure—2.00%
Papa John’s International, Inc.*	94,000	2,190,200
Royal Caribbean Cruises Ltd.[1]	180,200	7,726,976
Ruby Tuesday, Inc.	91,450	1,460,457
		11,377,633
Household durables—4.65%
ACCO Brands Corp.1,*	185,400	3,974,976

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Household durables—(concluded)
Black & Decker Corp.[1]	91,800	8,253,738
Mohawk Industries, Inc.1,*	102,500	8,747,350
Newell Rubbermaid, Inc.	189,100	5,514,156
		26,490,220
Industrial conglomerates—0.76%
Carlisle Cos., Inc.	55,600	2,193,420
Chemed Corp.	37,000	2,120,840
		4,314,260
Insurance—8.13%
American Financial Group, Inc.	44,200	1,321,580
Argo Group International Holdings, Ltd.*	49,073	2,091,001
Aspen Insurance Holdings Ltd.	125,550	3,435,048
Delphi Financial Group, Inc., Class A1	65,200	2,526,500
HCC Insurance Holdings, Inc.	366,601	10,957,704
Markel Corp.1,*	22,400	12,168,128
Navigators Group, Inc.1,*	56,100	3,382,830
Selective Insurance Group, Inc.[1]	188,000	4,570,280
StanCorp Financial Group, Inc.	106,350	5,863,075
		46,316,146
IT consulting & services—2.14%
BearingPoint, Inc.1,*	799,800	3,831,042
CACI International, Inc., Class A1,*	63,000	3,392,550
ManTech International Corp., Class A*	56,450	2,244,452
Unisys Corp.1,*	447,000	2,717,760
		12,185,804
Leisure equipment & products—0.83%
Mattel, Inc.	123,050	2,570,515
RC2 Corp.1,*	72,000	2,147,040
		4,717,555
Machinery—2.29%
Barnes Group, Inc.	43,250	1,588,573
IDEX Corp.	224,400	7,948,248
Kennametal, Inc.	19,450	1,774,034
Timken Co.	52,200	1,736,172
		13,047,027
Media—3.31%
Central European Media Enterprises Ltd., Class A*	26,700	3,063,825
Harte-Hanks, Inc.	204,500	3,605,335
Interpublic Group of Cos., Inc.1,*	398,900	4,128,615
Lee Enterprises, Inc.	214,450	3,441,922
McClatchy Co., Class A1	278,700	4,623,633
		18,863,330
Metals & mining—0.36%
Gibraltar Industries, Inc.[1]	107,750	1,941,655

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Metals & mining—(concluded)
Quanex Corp.	2,100	86,499
		2,028,154
Multi-line retail—0.43%
Fred’s, Inc.[1]	232,200	2,461,320

Oil & gas—2.46%
Berry Petroleum Co.	28,300	1,378,776
Edge Petroleum Corp.1,*	112,300	1,019,684
Pioneer Drilling Co.1,*	128,250	1,562,085
Quicksilver Resources, Inc.1,*	74,000	4,218,000
St. Mary Land & Exploration Co.	74,450	3,153,702
Tsakos Energy Navigation Ltd.[1]	39,000	2,714,010
		14,046,257
Paper & forest products—1.01%
Glatfelter	198,000	3,181,860
Neenah Paper, Inc.	75,000	2,550,000
		5,731,860
Personal products—0.41%
NBTY, Inc.*	65,200	2,321,120

Pharmaceuticals—1.01%
Aspreva Pharmaceuticals Corp.1,*	106,900	2,723,812
Sciele Pharma, Inc.1,*	118,550	3,015,912
		5,739,724
Real estate—2.98%
Bluegreen Corp.1,*	108,900	820,017
DiamondRock Hospitality Co.[1]	192,350	3,685,426
Entertainment Properties Trust	28,450	1,561,052
Jones Lang LaSalle, Inc.	58,900	5,614,937
LaSalle Hotel Properties[1]	43,750	1,807,750
Sunstone Hotel Investors, Inc.	126,250	3,511,012
		17,000,194
Road & rail—0.81%
Forward Air Corp.	31,100	1,014,793
Landstar System, Inc.	47,000	1,978,230
YRC Worldwide, Inc.1,*	66,700	1,639,486
		4,632,509
Semiconductor equipment & products—0.93%
Entegris, Inc.*	342,000	3,122,460
MKS Instruments, Inc.1,*	108,450	2,177,676
		5,300,136
Software—0.86%
MSC. Software Corp.1,*	235,000	3,243,000
Solera Holdings, Inc.*	76,740	1,650,677
		4,893,677

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Specialty retail—5.29%
Asbury Automotive Group, Inc.	70,500	1,292,265
Borders Group, Inc.[1]	240,000	3,700,800
Cabela’s, Inc.1,*	100,100	1,953,952
Charlotte Russe Holding, Inc.*	91,950	1,332,356
Children’s Place Retail Stores, Inc.1,*	131,000	3,353,600
Dress Barn, Inc.1,*	158,650	2,600,273
Group 1 Automotive, Inc.[1]	146,500	4,548,825
Gymboree Corp.*	58,650	1,995,859
Men’s Wearhouse, Inc.[1]	66,400	2,806,064
Penske Automotive Group, Inc.[1]	64,400	1,434,832
Select Comfort Corp.1,*	192,000	2,194,560
Sonic Automotive, Inc.[1]	115,950	2,928,897
		30,142,283
Textiles & apparel—0.46%
UniFirst Corp. [1]	69,000	2,596,470

Trading companies & distributors—0.12%
Huttig Building Products, Inc.2,*	162,000	672,300

Wireless telecommunication services—0.51%
iPCS, Inc. [1]	82,000	2,931,500
Total common stocks (cost—$508,054,012)		550,468,453

Number of Warrants

Warrants 2,3,*—0.00%

Diversified financials—0.00%
Imperial Credit Industries, Inc. strike price $2.15, expires 01/31/08 (cost—$0)	4,914	0

Face amount ($)

Repurchase agreement—2.93%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $16,544,469 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$17,022,882); proceeds: $16,690,924 (cost—$16,689,000)	16,689,000	16,689,000

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Security description	Number of shares	Value ($)

Investments of cash collateral from securities loaned—26.86%
Money market funds[4]—26.86%
AIM Prime Portfolio,
4.842%	5,524	5,524

BlackRock Provident Institutional TempFund,
5.051%	20,707,429	20,707,429

DWS Money Market Series,
5.019%	20,805,023	20,805,023

UBS Private Money Market Fund LLC,[5]
4.928%	111,560,059	111,560,059

Total money market funds and investments of cash collateral from securities loaned (cost—$153,078,035)		153,078,035
Total investments (cost—$677,821,047)[6,7]—126.39%		720,235,488
Liabilities in excess of other assets—(26.39)%		(150,367,503)
Net assets—100.00%		569,867,985

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2007.
2	Illiquid securities representing 0.12% of net assets as of October 31, 2007.
3	Security is being fair valued by a Valuation Committee under the direction of the board of trustees.
4	Rates shown reflect yield at October 31, 2007.
5	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
Security	Value at	ended	ended	Value at	ended
description	07/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)
UBS Private Money Market Fund LLC	177,404,260	184,798,704	250,642,905	111,560,059	118,813

6	Includes $146,932,077 of investments in securities on loan, at value.

7

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $87,697,389 and $45,282,948, respectively, resulting in net unrealized appreciation of investments of $42,414,441.

Issuer breakdown by country, commonwealth or territory of origin

Percentage of total investments (%)
United States	95.4
Bermuda	2.9
Liberia	1.1
Canada	0.4
Puerto Rico	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—93.49%

Security description	Number of shares	Value ($)

Aerospace & defense—3.07%
AAR Corp.*	60,730	1,946,397
BE Aerospace, Inc.*	204,824	10,181,801
Ladish Co, Inc.*	40,336	1,851,019
Spirit Aerosystems Holdings, Inc., Class A*	156,960	5,449,651
		19,428,868
Air freight & couriers—0.32%
Dynamex, Inc.*	69,000	2,047,920

Airlines—0.38%
Aircastle Ltd.	74,600	2,410,326

Auto components—1.52%
Gentex Corp.	270,000	5,610,600
LKQ Corp.*	105,000	4,048,800
		9,659,400
Banks—0.60%
East West Bancorp, Inc.	43,343	1,462,393
KBW, Inc.1,*	77,600	2,350,504
		3,812,897
Biotechnology—4.19%
Alexion Pharmaceuticals, Inc.*	44,140	3,376,710
Cepheid, Inc.1,*	385,000	9,963,800
Lifecell Corp.1,*	83,400	3,674,604
Neogen Corp.*	133,323	3,549,058
PDL BioPharma, Inc.*	50,694	1,074,713
Progenics Pharmaceuticals, Inc.1,*	67,051	1,552,901
Techne Corp.*	51,390	3,352,684
		26,544,470
Chemicals—0.95%
Landec Corp.*	200,000	2,972,000
Spartech Corp.	124,000	1,905,880
Symyx Technologies, Inc.*	122,000	1,123,620
		6,001,500
Commercial services & supplies—11.58%
Arbitron, Inc.	38,000	1,923,560
Bright Horizons Family Solutions, Inc.*	60,595	2,351,086
Capella Education Co.*	57,590	3,570,580
Cenveo, Inc.1,*	215,750	4,871,635
First Consulting Group, Inc.*	254,341	3,227,587
FTI Consulting, Inc.*	109,129	5,925,705
Fuel Tech, Inc.1,*	33,170	980,837
G & K Services, Inc., Class A	75,000	3,040,500
Huron Consulting Group, Inc.*	42,033	2,878,080
Iconix Brand Group, Inc.*	94,500	2,159,325
Intermec, Inc.1,*	128,400	3,263,928
ITT Educational Services, Inc.*	20,775	2,642,372
Mobile Mini, Inc.*	90,000	1,613,700

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Commercial services & supplies—(concluded)
Monster Worldwide, Inc.*	65,484	2,657,341
New Oriental Education & Technology Group, Inc., ADR*	33,960	3,040,099
Resources Connection, Inc.	140,340	3,195,542
Rollins, Inc.	165,000	5,011,050
Stericycle, Inc.*	103,140	6,016,156
Strayer Education, Inc.	25,920	4,833,043
TeleTech Holdings, Inc.*	60,400	1,505,772
The Geo Group, Inc.*	62,180	1,966,754
Universal Technical Institute, Inc.*	60,000	1,129,800
VistaPrint Ltd.*	63,960	3,042,577
Waste Connections, Inc.*	75,019	2,536,392
		73,383,421
Communications equipment—2.05%
Atheros Communications*	35,730	1,254,123
Comtech Group, Inc.*	74,550	1,603,570
Digi International, Inc.*	318,000	5,100,720
Echelon Corp.1,*	155,000	3,417,750
F5 Networks, Inc.*	45,390	1,635,402
		13,011,565
Computers & peripherals—0.92%
Focus Media Holding Ltd., ADR1,*	36,970	2,292,140
Stratasys, Inc.1,*	136,000	3,540,080
		5,832,220
Construction & engineering—1.98%
Chicago Bridge & Iron Co. N.V.	116,830	5,841,500
Quanta Services, Inc.*	202,838	6,693,654
		12,535,154
Containers & packaging—0.02%
Silgan Holdings, Inc.	2,800	152,796

Diversified financials—5.45%
Affiliated Managers Group, Inc.1,*	33,990	4,471,385
Bankrate, Inc.1,*	57,200	2,628,340
FCStone Group, Inc.*	58,012	2,044,923
GFI Group, Inc.*	25,700	2,218,424
GLG Partners, Inc.1,*	179,300	2,373,932
Investment Technology Group, Inc.1,*	54,900	2,300,310
MF Global Ltd.*	283,720	8,386,763
Nasdaq Stock Market, Inc.*	55,950	2,612,865
Nymex Holdings, Inc.[1]	31,750	4,080,510
Portfolio Recovery Associates, Inc.[1]	76,000	3,428,360
		34,545,812
Diversified telecommunication services—1.45%
Cbeyond, Inc.*	37,360	1,461,523

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Diversified telecommunication services—(concluded)
Time Warner Telecom, Inc., Class A*	332,665	7,731,135
		9,192,658
Electrical equipment—1.55%
Belden, Inc.	24,100	1,404,307
General Cable Corp.*	65,725	4,731,543
SunPower Corp., Class A1,*	29,200	3,692,632
		9,828,482
Electronic equipment & instruments—2.42%
Greatbatch, Inc.*	135,000	3,356,100
Itron, Inc.1,*	30,139	3,239,641
Mettler-Toledo International, Inc.*	23,975	2,549,741
Riverbed Technology, Inc.*	53,498	1,807,698
Taser International, Inc.1,*	140,440	2,338,326
Tech Data Corp.*	51,900	2,041,227
		15,332,733
Energy equipment & services—2.28%
Dresser-Rand Group, Inc.*	92,175	3,567,172
Energy Conversion Devices, Inc.1,*	88,800	2,423,352
W-H Energy Services, Inc.*	146,460	8,430,238
		14,420,762
Food & drug retailing—0.99%
Performance Food Group Co.*	102,000	2,752,980
United Natural Foods, Inc.1,*	121,000	3,501,740
		6,254,720
Food products—0.89%
Hain Celestial Group, Inc.*	94,000	3,295,640
USANA Health Sciences, Inc.1,*	57,000	2,326,170
		5,621,810
Gas utilities—0.68%
Southern Union Co.	136,600	4,302,900

Health care equipment & supplies—6.25%
Align Technology, Inc.*	54,700	1,132,290
American Medical Systems Holdings, Inc.1,*	150,550	1,925,535
AngioDynamics, Inc.*	177,000	3,540,000
ArthroCare Corp.*	58,000	3,760,720
Beckman Coulter, Inc.	29,900	2,117,518
Conceptus, Inc.1,*	86,247	1,891,397
Endologix, Inc.*	199,300	713,494
I-Flow Corp.1,*	105,941	1,931,304
Illumina, Inc.1,*	63,240	3,550,926
Intuitive Surgical, Inc.*	10,970	3,585,764
Inverness Medical Innovations, Inc.*	30,600	1,838,754
MEDTOX Scientific, Inc.*	62,500	1,083,750
ResMed, Inc.*	59,675	2,472,335
Respironics, Inc.*	62,550	3,131,253

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Health care equipment & supplies—(concluded)
SurModics, Inc.1,*	41,075	2,330,595
The Cooper Cos., Inc.	52,600	2,209,200
West Pharmaceutical Services, Inc.	57,600	2,381,184
		39,596,019
Health care providers & services—3.84%
Advisory Board Co.*	44,980	2,888,166
Henry Schein, Inc.*	39,600	2,372,040
MAXIMUS, Inc.	110,000	5,271,200
Pediatrix Medical Group, Inc.*	78,000	5,109,000
Psychiatric Solutions, Inc.*	149,220	5,909,112
Universal Health Services, Inc., Class B	57,050	2,781,187
		24,330,705
Hotels, restaurants & leisure—4.03%
Boyd Gaming Corp.	52,069	2,177,526
Cheesecake Factory, Inc.*	60,000	1,345,800
Live Nation, Inc.*	104,800	2,142,112
Morgans Hotel Group1,*	102,800	2,339,728
National CineMedia, Inc.	84,461	2,273,690
Penn National Gaming, Inc.*	38,079	2,351,378
Pinnacle Entertainment, Inc.*	96,413	2,815,260
Scientific Games Corp., Class A*	122,386	4,424,254
Vail Resorts, Inc.*	93,750	5,689,687
		25,559,435
Industrial conglomerates—0.63%
Chemed Corp.	70,000	4,012,400

Insurance—0.27%
HCC Insurance Holdings, Inc.	57,393	1,715,477

Internet & catalog retail—1.28%
Blue Nile, Inc.1,*	10,470	827,549
GSI Commerce, Inc.*	120,600	3,435,894
Priceline.com, Inc.1,*	41,060	3,822,686
		8,086,129
Internet software & services—3.74%
Akamai Technologies, Inc.1,*	62,169	2,436,403
Allscripts Healthcare Solutions, Inc.*	100,000	2,770,000
DealerTrack Holdings, Inc.*	108,902	5,345,999
Equinix, Inc.1,*	67,328	7,854,485
McAfee, Inc.*	47,900	1,980,665
SINA Corp.*	31,700	1,817,361
Sohu.com, Inc.*	25,300	1,515,723
		23,720,636
IT consulting & services—0.75%
Innerworkings, Inc.1,*	183,365	2,950,343
Syntel, Inc.	43,020	1,831,791
		4,782,134

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Machinery—1.68%
Bucyrus International, Inc., Class A	50,850	4,195,125
Kaydon Corp.	55,170	2,967,594
Middleby Corp.*	53,200	3,467,044
		10,629,763
Marine—0.51%
Cal Dive International, Inc.1,*	158,673	2,099,244
DryShips, Inc.	10,000	1,146,113
		3,245,357
Media—0.40%
Brocade Communications Systems, Inc.*	263,500	2,505,885

Metals & mining—0.72%
Commercial Metals Co.	91,175	2,861,072
RTI International Metals, Inc.*	21,700	1,696,506
		4,557,578
Multi-line retail—0.60%
BJ’s Wholesale Club, Inc.*	72,500	2,601,300
Fred’s, Inc.	111,000	1,176,600
		3,777,900
Oil & gas—3.28%
Aegean Marine Petroleum Network, Inc.	30,920	1,266,792
Arena Resources, Inc.*	73,094	2,668,662
ATP Oil & Gas Corp.1,*	63,460	3,639,431
Carrizo Oil & Gas, Inc.1,*	49,625	2,550,229
Denbury Resources, Inc.*	81,264	4,599,542
Exterran Holdings, Inc.*	42,608	3,587,552
Parallel Petroleum Corp.*	120,620	2,469,091
		20,781,299
Pharmaceuticals—2.83%
AMAG Pharmaceuticals, Inc.1,*	24,990	1,633,096
Barr Pharmaceuticals, Inc.*	39,875	2,285,635
Medicis Pharmaceutical Corp., Class A	163,910	4,866,488
Perrigo Co.	103,225	2,447,465
Shire PLC, ADR	55,460	4,167,819
Theravance, Inc.*	99,930	2,500,249
		17,900,752
Real estate—0.39%
Brookdale Senior Living, Inc.[1]	66,770	2,463,145

Road & rail—1.12%
Forward Air Corp.	72,000	2,349,360
Kansas City Southern*	75,400	2,917,226
Landstar System, Inc.	43,800	1,843,542
		7,110,128

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Semiconductor equipment & products—4.89%
ANADIGICS, Inc.*	116,835	1,723,316
Atmel Corp.1,*	593,000	2,899,770
Entegris, Inc.1,*	338,002	3,085,958
Integrated Device Technology, Inc.*	205,700	2,762,551
Microsemi Corp.1,*	115,528	3,074,200
ON Semiconductor Corp.*	351,600	3,586,320
Power Integrations, Inc.*	105,000	3,415,650
Rudolph Technologies, Inc.*	83,000	1,081,490
Semtech Corp.*	120,000	2,053,200
Tessera Technologies, Inc.*	148,910	5,686,873
Varian Semiconductor Equipment Associates, Inc.*	35,600	1,638,312
		31,007,640
Software—8.29%
ACI Worldwide, Inc.*	92,908	2,124,806
Activision, Inc.*	150,370	3,556,250
Ansoft Corp.*	103,500	3,113,280
Blackboard, Inc.*	41,007	2,046,249
Commvault Systems, Inc.*	72,275	1,470,073
DivX, Inc.1,*	78,000	977,340
FARO Technologies, Inc.*	72,000	2,070,720
Gartner, Inc.*	138,850	3,040,815
Informatica Corp.*	182,649	3,119,645
Lawson Software, Inc.*	253,330	2,860,096
National Instruments Corp.	170,000	5,514,800
Nuance Communications, Inc.*	268,965	5,946,816
Omniture, Inc.1,*	50,045	1,709,537
Quest Software, Inc.*	256,700	4,466,580
Ultimate Software Group, Inc.*	167,505	5,780,598
VeriFone Holdings, Inc.*	37,555	1,856,344
Verint Systems, Inc.*	115,150	2,887,962
		52,541,911
Specialty retail—2.75%
Bare Escentuals, Inc.*	95,877	2,368,162
Dick’s Sporting Goods, Inc.*	44,760	1,493,641
GameStop Corp., Class A*	99,480	5,891,206
Gymboree Corp.*	55,280	1,881,178
Pacific Sunwear of California, Inc.*	121,190	2,026,297
Urban Outfitters, Inc.*	109,700	2,772,119
Zumiez, Inc.1,*	24,428	1,022,556
		17,455,159
Textiles & apparel—0.77%
Guess?, Inc.	50,400	2,590,056
Phillips-Van Heusen Corp.	47,700	2,280,060
		4,870,116
Wireless telecommunication services—1.18%
Aruba Networks, Inc.1,*	130,543	2,492,066

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Wireless telecommunication services—(concluded)
SBA Communications Corp., Class A*	139,390	4,962,284
		7,454,350
Total common stocks (cost—$496,264,285)		592,424,332

Investment company—0.70%
iShares Russell 2000 Growth Index Fund[1] (cost—$4,281,680)	49,600	4,436,720

Face amount ($)

Repurchase agreement—5.81%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07 collateralized by $36,503,112 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$37,558,666); proceeds: $36,826,245 (cost—$36,822,000)	36,822,000	36,822,000

	Number of shares

Investments of cash collateral from securities loaned—14.14%
Money market funds[2]—14.14%
AIM Prime Portfolio
4.842%	65	65
BlackRock Provident Institutional TempFund
5.051%	10,080,836	10,080,836
DWS Money Market Series
5.019%	8,090,140	8,090,140
UBS Private Money Market Fund LLC[3]
4.928%	71,436,084	71,436,084
Total money market funds and investments of cash collateral from securities loaned (cost—$89,607,125)		89,607,125
Total investments (cost—$626,975,090)[4,5]—114.14%		723,290,177
Liabilities in excess of other assets—(14.14)%		(89,618,976)
Net assets—100.00%		633,671,201

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2007.
2	Rates shown reflect yield at October 31, 2007.
3	The table below details the Portolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	07/31/07($)	10/31/07($)	10/31/07($)	10/31/07($)	10/31/07($)
UBS Private Money Market Fund LLC	82,596,473	109,767,206	120,927,595	71,436,084	176,503

4	Includes $84,189,460 of investments in securities on loan, at market value.
5

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $117,192,110 and $20,877,023, respectively, resulting in net unrealized appreciation of investments of $96,315,087.

ADR	American Depositary Receipt

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments
Schedule of investments – October 31, 2007 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	95.4
Bermuda	1.9
Cayman Islands	1.0
Netherlands	0.8
United Kingdom	0.6
Marshall Islands	0.3
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—97.17%

Security description	Number of shares	Value ($)

Australia—5.00%
Airlines—0.26%
Qantas Airways Ltd.	713,080	3,946,400

Banks—1.36%
Australia & New Zealand Banking Group Ltd.[1]	77,793	2,195,961
Macquarie Bank Ltd.1,*	34,185	2,706,172
National Australia Bank Ltd.	400,022	16,187,353
		21,089,486
Beverages—0.76%
Foster’s Group Ltd.	1,980,851	11,827,154

Construction materials—0.11%
CSR Ltd.	548,688	1,752,240

Containers & packaging—0.36%
Amcor Ltd.	854,618	5,611,862

Diversified telecommunication services—1.01%
Telstra Corp. Ltd.	3,566,154	15,631,662

Industrial conglomerates—0.46%
Brambles Ltd.	74,576	993,264
Wesfarmers Ltd.[1]	149,838	6,187,262
		7,180,526
Metals & mining—0.25%
BHP Billiton Ltd.	63,503	2,764,058
International Ferro Metals Ltd.*	462,524	1,133,394
		3,897,452
Oil & gas—0.26%
Woodside Petroleum Ltd.	82,351	4,026,897

Real estate—0.08%
Centro Properties Group	190,705	1,254,526

Transportation infrastructure—0.09%
Macquarie Infrastructure Group	456,527	1,354,845
Total Australia common stocks		77,573,050

Austria—0.48%
Diversified telecommunication services—0.18%
Telekom Austria AG	98,267	2,825,234

Oil & gas—0.30%
OMV AG	61,030	4,579,429
Total Austria common stocks		7,404,663

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Belgium—1.53%
Banks—0.05%
KBC Bancassurance Holding	5,123	719,898

Diversified financials—0.99%
Fortis[2]	394,041	12,649,236
Fortis[3]	86,510	2,776,122
Fortis STRIP VVPR*	151,262	2,191
		15,427,549
Food & drug retailing—0.49%
Delhaize Group	79,445	7,549,302
Total Belgium common stocks		23,696,749

Bermuda—0.02%
Real estate—0.02%
Hiscox Ltd.	45,188	270,596

Brazil—0.61%
Banks—0.61%
Unibanco—Uniao de Bancos Brasileiros SA, GDR1,*	59,400	9,387,576

Cayman Islands—0.00%
Diversified telecommunication services—0.00%
Hutchison Telecommunications International Ltd.	20,841	29,690

Czech Republic—0.70%
Electric utilities—0.70%
CEZ	150,068	10,852,154

Denmark—1.09%
Beverages—0.28%
Carlsberg A/S, Class A	1,405	183,570
Carlsberg A/S, Class B1	31,056	4,195,129
		4,378,699
Chemicals—0.48%
Novozymes A/S	67,599	7,381,184

Pharmaceuticals—0.33%
Novo-Nordisk A/S, Class B	41,691	5,192,147
Total Denmark common stocks		16,952,030

Finland—2.70%
Auto components—0.51%
Nokian Renkaat Oyj	208,385	7,872,331

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Finland—(concluded)
Communications equipment—1.67%
Nokia Oyj	651,116	25,860,721

Oil & gas—0.01%
Neste Oil Oyj	5,260	189,305

Paper & forest products—0.42%
UPM-Kymmene Oyj	291,167	6,536,633

Venture capital—0.09%
Ruukki Group Oyj	354,827	1,458,285
Total Finland common stocks		41,917,275

France—10.45%
Automobiles—1.09%
Renault SA	100,066	16,878,521

Banks—1.02%
BNP Paribas SA	41,569	4,604,607
Societe Generale	66,605	11,227,796
		15,832,403

Building products—0.65%
Cie de Saint-Gobain	93,558	10,108,053

Chemicals—0.71%
Arkema*	46,060	3,143,518
Rhodia SA*	201,085	7,830,762
		10,974,280

Construction materials—0.21%
Lafarge SA	19,511	3,185,977

Diversified telecommunication services—0.79%
France Telecom	331,931	12,277,613

Electric utilities—0.53%
Electricite de France (EDF)	67,814	8,156,927

Electrical equipment—0.73%
Nexans SA	49,363	8,460,996
Schneider Electric SA	20,911	2,889,081
		11,350,077

Electronic equipment & instruments—0.20%
Neuf Cegetel	62,125	3,149,301

Food & drug retailing—1.03%
Carrefour SA	119,396	8,618,761
Casino Guichard-Perrachon SA	65,735	7,359,080
		15,977,841

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

France—(concluded)
Hotels, restaurants & leisure—0.56%
Accor SA	90,105	8,628,497

IT consulting & services—0.18%
Cap Gemini SA	43,798	2,804,410

Media—0.30%
Vivendi Universal SA	101,353	4,575,940

Multi-line retail—0.70%
PPR	54,967	10,925,190

Multi-utilities—0.21%
Suez SA	49,211	3,211,245
Suez SA STRIP VVPR*	24,336	352
		3,211,597

Oil & gas—1.37%
Total SA	263,998	21,305,878

Wireless telecommunication services—0.17%
Bouygues SA	27,501	2,651,128
Total France common stocks		161,993,633

Germany—8.90%
Airlines—0.28%
Deutsche Lufthansa AG	148,070	4,380,197

Automobiles—0.07%
DaimlerChrysler AG	8,858	979,372
Volkswagen AG	540	155,084
		1,134,456
Chemicals—1.45%
Bayer AG	192,031	16,078,163
Lanxess	60,423	3,031,045
Symrise AG*	113,843	3,409,067
		22,518,275
Diversified telecommunication services—0.66%
Deutsche Telekom AG	497,913	10,223,495

Electric utilities—1.41%
E.ON AG	111,441	21,789,691

Electrical equipment—0.92%
Siemens AG	105,045	14,312,395

Insurance—1.27%
Allianz SE	78,828	17,783,537

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Germany—(concluded)
Insurance—(concluded)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	9,515	1,830,478
		19,614,015

Machinery—1.34%
MAN AG	67,783	12,175,399
Tognum AG*	237,463	8,601,296
		20,776,695

Metals & mining—0.36%
ThyssenKrupp AG	83,605	5,593,641

Multi-utilities—1.14%
RWE AG	128,467	17,571,302
Total Germany common stocks		137,914,162

Greece—1.31%
Banks—1.22%
EFG Eurobank Ergasias	39,790	1,553,137
National Bank of Greece SA	212,885	14,865,549
Piraeus Bank SA	61,637	2,481,670
		18,900,356
Diversified financials—0.01%
Marfin Investment Group SA	20,277	192,671

Metals & mining—0.08%
Corinth Pipeworks SA*	19,738	200,460
Sidenor SA	57,134	1,082,636
		1,283,096
Total Greece common stocks		20,376,123

Hong Kong—3.81%
Diversified financials—1.14%
Hong Kong Exchanges & Clearing Ltd.	417,500	13,921,133
Swire Pacific Ltd.	264,745	3,760,148
		17,681,281
Electric utilities—0.42%
Hong Kong Electric Holdings	1,249,500	6,441,389

Industrial conglomerates—0.22%
Hutchison Whampoa Ltd.	275,604	3,475,132

Real estate—1.24%
Cheung Kong Holdings Ltd.	821	16,162
Henderson Land Development Co. Ltd.[1]	214,000	1,910,188
Sun Hung Kai Properties Ltd.	516,000	9,848,329

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hong Kong—(concluded)
Real estate—(concluded)
Wharf Holdings Ltd.[1]	1,223,000	7,419,951
		19,194,630

Specialty retail—0.22%
Esprit Holdings Ltd.	202,469	3,448,315

Wireless telecommunication services—0.57%
China Mobile Ltd.	422,000	8,875,875
Total Hong Kong common stocks		59,116,622

Ireland—0.99%
Banks—0.75%
Anglo Irish Bank Corp. PLC	97,968	1,649,909
Bank of Ireland	540,947	10,045,120
		11,695,029
Construction materials—0.24%
CRH PLC	94,919	3,649,792
Total Ireland common stocks		15,344,821

Italy—5.02%
Automobiles—1.11%
Fiat SpA	529,751	17,175,673

Banks—3.06%
Banca Intesa SpA	2,296,388	18,218,867
Banco Popolare Scarl*	152,193	3,664,750
Intesa Sanpaolo	305,677	2,322,208
UniCredito Italiano SpA	2,697,442	23,194,736
		47,400,561
Chemicals—0.03%
Polynt SpA	102,604	506,977

Construction materials—0.09%
Buzzi Unicem SpA	50,577	1,435,565

Electric utilities—0.73%
Enel SpA	940,895	11,271,879
Total Italy common stocks		77,790,655

Japan—15.45%
Automobiles—1.20%
Toyota Motor Corp.[1]	324,707	18,549,692

Banks—0.48%
Mitsubishi Tokyo Financial Group, Inc.	415,000	4,134,016

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—(continued)
Banks—(concluded)
Sumitomo Mitsui Financial Group, Inc.	402	3,280,265
		7,414,281

Building products—0.22%
Nippon Sheet Glass Co. Ltd.	566,000	3,434,186

Chemicals—0.52%
Kaneka Corp.	89,000	788,799
LINTEC Corp.	282,900	5,551,856
Ube Industries Ltd.	482,000	1,726,062
Zeon Corp.	900	8,476
		8,075,193
Computers & peripherals—0.04%
Elpida Memory, Inc.*	18,900	644,282
Fujitsu Ltd.	6,000	47,301
		691,583

Diversified financials—0.54%
Orix Corp.	41,410	8,427,334

Diversified telecommunication services—0.30%
Nippon Telegraph & Telephone Corp. (NTT)	1,023	4,687,658

Electric utilities—0.26%
Tokyo Electric Power Co., Inc.	161,600	4,099,685

Electrical equipment—0.51%
Fujikura Ltd.	200	1,286
Mitsubishi Electric Corp.	161,000	1,952,814
Nitto Denko Corp.	122,700	5,985,007
		7,939,107
Electronic equipment & instruments—0.35%
Ibiden Co. Ltd.	2,700	229,441
Kyocera Corp.	26,500	2,244,058
Taiyo Yuden Co. Ltd.[1]	42,000	696,122
TDK Corp.	14,700	1,207,534
Yokogawa Electric Corp.	85,500	1,078,671
		5,455,826
Food & drug retailing—0.07%
Seven & I Holdings Co. Ltd.	39,600	1,019,547

Food products—0.14%
Ajinomoto Co., Inc.	149,000	1,673,866
Yakult Honsha Co. Ltd.[1]	19,600	453,725
		2,127,591
Gas utilities—0.06%
Tokyo Gas Co. Ltd.[1]	225,000	1,005,638

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—(continued)
Health care equipment & supplies—0.07%
Terumo Corp.	21,300	1,037,577

Household durables—0.21%
Matsushita Electric Industrial Co. Ltd.	142,900	2,731,152
Sharp Corp.	32,000	503,798
		3,234,950
Household products—0.78%
Kao Corp.	399,000	11,444,990
Uni-Charm Corp.	11,600	690,868
		12,135,858
Insurance—0.60%
Millea Holdings, Inc.	237,700	9,362,174

Internet software & services—0.12%
Softbank Corp.[1]	77,200	1,799,848

IT consulting & services—0.19%
Hitachi Information Systems Ltd.	34,800	803,824
NTT Data Corp.[1]	474	2,152,466
		2,956,290
Leisure equipment & products—0.05%
FUJIFILM Holdings Corp.	14,800	707,181

Machinery—1.67%
Daikin Industries Ltd.	100,295	5,035,915
Hitachi Construction Machinery Co. Ltd.	228,500	9,330,798
Kubota Corp.	124,000	1,042,688
Minebea Co. Ltd.	81,000	560,776
Sumitomo Heavy Industries Ltd.	751,000	9,929,961
		25,900,138
Marine—0.59%
Mitsui O.S.K. Lines Ltd.[1]	556,000	9,178,610

Metals & mining—0.49%
JFE Holdings, Inc.	70,800	4,135,908
Mitsubishi Materials Corp.[1]	594,000	3,480,955
		7,616,863
Office electronics—0.78%
Canon, Inc.	238,300	12,040,817

Personal products—0.23%
Shiseido Co. Ltd.	147,000	3,543,573

Pharmaceuticals—1.75%
Astellas Pharma, Inc.	164,300	7,261,688
Daiichi Sankyo Co. Ltd.	56,100	1,595,793

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—(concluded)
Pharmaceuticals—(concluded)
Takeda Pharmaceutical Co.	292,000	18,225,627
		27,083,108
Real estate—0.77%
Mitsui Fudosan Co. Ltd.	294,000	8,117,151
Tokyu Land Corp.	371,000	3,822,105
		11,939,256
Road & rail—0.79%
East Japan Railway Co.	856	7,046,642
West Japan Railway Co.	1,032	5,158,925
		12,205,567
Semiconductor equipment & products—0.06%
Sumco Corp.	27,600	1,004,131

Specialty retail—0.07%
Nitori Co., Ltd.	22,450	1,025,818

Tobacco—0.32%
Japan Tobacco, Inc.	847	4,929,718

Trading companies & distributors—0.80%
Itochu Corp.	723,000	9,204,802
Mitsui & Co. Ltd.	50,700	1,318,042
Sumitomo Corp.	106,400	1,853,796
		12,376,640
Wireless telecommunication services—0.42%
KDDI Corp.	870	6,585,962
Total Japan common stocks		239,591,400

Luxembourg—0.59%
Metals & mining—0.07%
ArcelorMittal*	14,048	1,136,779

Wireless telecommunication services—0.52%
Millicom International Cellular SA*	68,800	8,082,624
Total Luxembourg common stocks		9,219,403

Netherlands—2.59%
Air freight & couriers—0.26%
TNT NV	97,424	4,005,480

Commercial services & supplies—0.03%
USG People NV	14,083	431,675

Diversified financials—1.14%
ING Groep N.V.	391,749	17,681,464

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Netherlands—(concluded)
Media—0.65%
Reed Elsevier N.V.	521,424	10,120,471

Semiconductor equipment & products—0.51%
ASML Holding N.V.*	224,088	7,841,812
Total Netherlands common stocks		40,080,902

New Zealand—0.27%
Diversified telecommunication services—0.27%
Telecom Corp. of New Zealand Ltd.[1]	1,252,972	4,211,436

Norway—0.75%
Energy equipment & services—0.55%
SeaDrill Ltd.*	355,700	8,523,911

Industrial conglomerates—0.20%
Orkla ASA	165,060	3,081,430
Total Norway common stocks		11,605,341

Singapore—1.54%
Airlines—0.00%
Singapore Airlines Ltd.	740	10,104

Banks—0.98%
Overseas-Chinese Banking Corp.	762,400	4,900,494
United Overseas Bank Ltd.	684,000	10,259,336
		15,159,830

Diversified financials—0.32%
Jardine Matheson Holdings Ltd.	106,400	3,256,870
Singapore Exchange Ltd.	161,188	1,773,109
		5,029,979
Diversified telecommunication services—0.15%
Singapore Telecommunications Ltd.	791,120	2,247,367

Electronic equipment & instruments—0.09%
Venture Corp. Ltd.	139,000	1,353,923
Total Singapore common stocks		23,801,203

South Africa—0.46%
Oil & gas—0.46%
Sasol Ltd.	139,384	7,207,552

Spain—6.64%
Banks—2.04%
Banco Bilbao Vizcaya Argentaria SA1	186,870	4,728,137

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Spain—(concluded)
Banks—(concluded)
Banco Santander Central Hispano SA1	1,230,938	26,905,731
		31,633,868
Construction & engineering—0.72%
ACS Actividades de Contruccion y Servicios SA	11,030	686,587
Tecnicas Reunidas SA	124,807	10,559,260
		11,245,847
Diversified telecommunication services—2.54%
Telefonica SA1	1,188,654	39,356,745

Electric utilities—0.72%
Iberdrola SA1	689,562	11,111,255

Specialty retail—0.62%
Inditex SA	129,160	9,652,384
Total Spain common stocks		103,000,099

Sweden—1.22%
Banks—0.30%
Skandinaviska Enskilda Banken AB (SEB), Class A	100,563	3,094,350
Svenska Handelsbanken, Series A	46,098	1,533,914
		4,628,264
Communications equipment—0.07%
Telefonaktiebolaget LM Ericsson	359,509	1,080,027

Diversified telecommunication services—0.65%
TeliaSonera AB	1,029,500	10,155,485

Machinery—0.04%
Atlas Copco AB, B Shares	36,797	579,369

Real estate—0.16%
JM AB	111,145	2,476,804
Total Sweden common stocks		18,919,949

Switzerland—5.79%
Banks—0.88%
Credit Suisse Group	60,056	4,054,509
Julius Baer Holding Ltd.	109,167	9,502,766
		13,557,275
Electrical equipment—0.96%
ABB Ltd.	492,983	14,906,057

Food products—0.35%
Nestle SA	11,794	5,451,855

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Switzerland—(concluded)
Health care equipment & supplies—0.51%
Phonak Holding AG	69,594	7,837,568

Insurance—0.44%
Swiss Re	57,884	5,450,915
Zurich Financial Services AG	4,607	1,392,211
		6,843,126
Oil & gas—0.55%
Petroplus Holdings AG*	98,893	8,588,256

Pharmaceuticals—2.10%
Novartis AG	292,838	15,601,182
Roche Holding Genussehein AG	99,191	16,955,933
		32,557,115
Total Switzerland common stocks		89,741,252

Taiwan—1.02%
Diversified telecommunication services—0.36%
Chunghwa Telecom Co. Ltd., ADR	285,549	5,482,541

Semiconductor equipment & products—0.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR[1]	964,091	10,267,569
Total Taiwan common stocks		15,750,110

United Kingdom—18.24%
Aerospace & defense—0.32%
BAE Systems PLC	469,754	4,880,646

Auto components—0.33%
GKN PLC	670,708	5,131,587

Banks—4.21%
Barclays PLC	1,338,059	16,980,324
HBOS PLC	815,716	14,870,860
HSBC Holdings PLC	239,613	4,747,268
Lloyds TSB Group PLC	1,121,715	12,762,932
Royal Bank of Scotland Group PLC	1,475,739	15,922,492
		65,283,876
Commercial services & supplies—0.05%
Michael Page International PLC	81,063	740,796

Construction materials—0.06%
Biffa PLC	155,482	845,917

Diversified financials—0.26%
Man Group PLC	333,185	4,097,438

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United Kingdom—(continued)
Diversified telecommunication services—0.79%
BT Group PLC	1,805,524	12,277,357

Electric utilities—0.06%
Scottish & Southern Energy PLC	28,073	910,391

Electronic equipment & instruments—0.11%
Cookson Group PLC	95,408	1,664,119

Food & drug retailing—0.43%
Tesco PLC	276,177	2,809,446
William Morrison Supermarkets PLC	617,334	3,808,367
		6,617,813
Gas utilities—0.33%
Centrica PLC	663,730	5,103,524

Hotels, restaurants & leisure—0.68%
Compass Group PLC	1,303,800	9,413,914
Greene King PLC	43,174	815,860
William Hill PLC	28,877	372,996
		10,602,770
Household durables—0.20%
Galiform PLC*	127,825	306,557
Taylor Woodrow PLC	542,118	2,805,631
		3,112,188
Insurance—0.57%
Aviva PLC	360,129	5,678,183
Beazley Group PLC	748,717	2,704,239
Catlin Group Ltd.	35,526	371,871
		8,754,293
IT consulting & services—0.47%
Capita Group PLC	462,457	7,241,172

Media—0.30%
Pearson PLC	135,586	2,254,136
Taylor Nelson Sofres PLC	119,809	538,313
United Business Media PLC	123,374	1,873,975
		4,666,424
Metals & mining—1.11%
BHP Billiton PLC	372,046	14,193,101
Vedanta Resources PLC	67,211	3,079,076
		17,272,177
Multi-line retail—1.47%
Marks & Spencer Group PLC	367,185	4,992,507
Next PLC	47,508	2,189,681

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United Kingdom—(concluded)
Multi-line retail—(concluded)
Unilever PLC	458,934	15,547,767
		22,729,955
Oil & gas—3.48%
BG Group PLC	546,807	10,122,271
BP PLC	1,476,415	19,197,548
Royal Dutch Shell PLC, A Shares[2]	147,150	6,439,167
Royal Dutch Shell PLC, A Shares[4]	285,649	12,504,328
Royal Dutch Shell PLC, B Shares	131,338	5,726,432
		53,989,746
Pharmaceuticals—1.90%
Astra Zeneca PLC	94,801	4,681,853
GlaxoSmithKline PLC	814,990	21,020,294
Shire PLC	150,877	3,775,077
		29,477,224
Software—0.75%
Autonomy Corp. PLC*	568,978	11,688,200

Specialty retail—0.12%
Kesa Electricals PLC	285,371	1,890,397

Trading companies & distributors—0.02%
Wolseley PLC	16,726	290,787

Wireless telecommunication services—0.22%
Vodafone Group PLC	869,760	3,430,666
Total United Kingdom common stocks		282,699,463
Total common stocks (cost—$1,146,785,078)		1,506,447,909

Preferred stocks—0.40%
Germany—0.40%
Automobiles—0.40%
Porsche AG	1,345	3,594,934
Volkswagen AG	13,606	2,585,294

Total preferred stocks (cost—$2,325,091)		6,180,228

Number of warrants

Warrants5,6,*—0.55%
Taiwan—0.55%
Health care providers & services—0.55%
Morgan Stanley Asia Securities strike price TWD 0.0001, expires 10/19/09 (cost—$8,217,221)	3,305,000	8,536,484

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount	Value($)
Short-term US government obligations[7,8] - 0.04%
US Treasury Bills
5.080%, due 01/17/08 (cost—$554,317)	560,000	554,317

Repurchase agreement—1.86%

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $28,635,840 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$29,463,897); proceeds: $28,889,330

(cost—$28,886,000)	28,886,000	28,886,000

	Number of shares
Investments of cash collateral from securities loaned—6.14%
Money market funds[9]—6.14%
AIM Prime Portfolio
4.842%	978	978
BlackRock Provident Institutional TempFund
5.051%	27,125,402	27,125,402
DWS Money Market Series
5.019%	16,846,670	16,846,670
UBS Private Money Market Series[10]
4.928%	51,187,793	51,187,793
Total money market funds and investments of cash collateral from securities loaned (cost—$95,160,843)		95,160,843
Total investments (cost—$1,281,928,550)[11,12]—106.16%		1,645,765,781
Liabilities in excess of other assets—(6.16)%		(95,533,681)
Net assets—100.00%		1,550,232,100

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2007.
2	Security is traded on the London Exchange.
3	Security is traded on the Brussels Exchange.
4	Security is traded on the Netherlands Exchange.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.55% of net assets as of October 31, 2007 is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($ )	Acquisition cost as a percentage of net assets (%)	Value at 10/31/07 ($ )	Value as a percentage of net assets (%)

Morgan Stanley Asia Securities, strike price TWD 0.0001 expires 10/19/09	06/26/07	8,217,222	0.53	8,536,484	0.55

7	Rate shown is the discount rate at date of purchase.
8	Entire amount delivered to broker as collateral for futures transactions.
9	Rates shown reflect yield at October 31, 2007.
10	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	07/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)
UBS Private Money Market Fund LLC	56,022,635	318,473,252	323,308,094	51,187,793	24,173

11	Includes $89,172,524 of investments in securities on loan, at value.
12

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $377,917,937 and $14,080,706 respectively, resulting in net unrealized appreciation of investments of $363,837,231.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
TWD	Taiwan Dollar
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	appreciation ($)
61	EUR	Dow Jones Euro STOXX 50 Futures	December 2007	3,900,979	3,974,861	73,882
18	GBP	FTSE 100 Index Futures	December 2007	2,441,423	2,523,417	81,994
16	JPY	TOPIX Index Futures	December 2007	2,225,650	2,243,484	17,834
				8,568,052	8,741,762	173,710

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Danish Krone	21,358,401	USD	4,066,091	01/09/08	(88,251)
Euro	1,700,000	USD	2,424,498	01/09/08	(40,120)
Euro	2,540,000	USD	3,613,353	01/09/08	(69,075)
Euro	7,051,431	USD	9,998,506	01/09/08	(224,483)
Great Britain Pound	1,286,811	USD	2,618,059	01/09/08	(51,526)
Great Britain Pound	3,300,000	USD	6,715,022	01/09/08	(131,071)
Great Britain Pound	14,629,500	USD	30,013,151	01/31/08	(312,638)
Hong Kong Dollar	29,329,956	USD	3,778,856	01/09/08	(8,868)
United States Dollar	8,858,569	AUD	10,044,071	01/09/08	459,200
United States Dollar	6,797,615	CHF	7,943,285	01/09/08	90,195
United States Dollar	10,112,601	EUR	7,100,000	01/09/08	180,802
United States Dollar	2,784,479	GBP	1,362,336	01/09/08	41,788
United States Dollar	2,078,350	JPY	237,706,702	01/09/08	(1,019)
United States Dollar	1,676,519	SEK	10,877,840	01/09/08	37,851
					(117,215)

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—91.26%

Security description	Number of shares	Value ($)

Argentina—0.47%
Energy equipment & services—0.47%
Tenaris SA, ADR[1]	47,000	2,528,600

Bermuda—1.24%
Marine—0.83%
Cosco Pacific Ltd.	1,440,000	4,463,673

Real estate—0.41%
Sinofert Holdings Ltd.[1]	2,352,000	2,213,280
Total Bermuda common stocks		6,676,953

Brazil—9.99%
Banks—0.52%
Unibanco - Uniao de Bancos Brasileiros SA, GDR*	17,800	2,813,112

Diversified telecommunication services—0.55%
Brasil Telecom Participacoes SA, ADR[1]	40,267	2,995,462

Electric utilities—0.74%
AES Tiete SA	26,200,000	973,426
CPFL Energia SA	58,500	1,285,503
CPFL Energia SA, ADR[1]	25,900	1,722,868
		3,981,797
Insurance—0.55%
Porto Seguro SA	65,500	2,951,691

Metals & mining—0.71%
Companhia Vale do Rio Doce (CVRD), ADR	120,800	3,813,656

Oil & gas—1.38%
Petroleo Brasileiro SA - Petrobras	77,544	7,415,533

Paper & forest products—1.39%
Aracruz Celulose SA, ADR[1]	28,788	2,213,509
Votorantim Celulose e Papel SA, ADR1,*	168,050	5,268,368
		7,481,877
Retail—1.31%
Lojas Renner SA	285,400	7,089,444

Software & Services—1.52%
Redecard SA*	394,000	8,195,765

Transportation infrastructure—1.12%
Companhia de Concessoes Rodoviarias (CCR)	326,889	6,042,342

Warehousing & harbor transportation services—0.20%
Santos-Brasil SA*	73,500	1,063,863
Total Brazil common stocks		53,844,542

Cayman Islands—0.83%
Internet software & services—0.10%
Alibaba.com Ltd.*	303,500	533,994

Media—0.40%
Focus Media Holding Ltd., ADR1,*	34,800	2,157,600

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Cayman Islands—(concluded)
Real estate—0.24%
Agile Property Holdings Ltd.	532,000	1,296,131

Specialty retail—0.09%
China Dongxiang Group Co.*	664,924	508,758
Total Cayman Islands common stocks		4,496,483

Chile—0.50%
Banks—0.33%
Banco Santander Chile SA, ADR	33,600	1,780,464

Water utilities—0.17%
Inversiones Aguas Metropolitanas SA (IAM), ADR[1,2]	36,000	889,970
Total Chile common stocks		2,670,434

China—6.31%
Banks—1.13%
China Construction Bank Corp.	5,378,000	6,118,711

Construction materials—0.73%
Anhui Conch Cement Co. Ltd., Class H1	388,800	3,925,019

Insurance—0.57%
Ping An Insurance (Group) Co. of China Ltd.	219,000	3,061,265

Marine—0.29%
China Shipping Development Co. Ltd., Class H	452,000	1,550,969

Metals & mining—0.87%
China Shenhua Energy Co. Ltd., Class H	712,500	4,688,091

Oil & gas—1.39%
PetroChina Co. Ltd., Class H	2,888,000	7,494,304

Real estate—0.81%
Shimao Property Holdings Ltd.	1,209,800	4,349,415

Technology, hardware & equipment—0.23%
TPV Technology Ltd.[1]	1,862,000	1,253,053

Textiles & apparel—0.29%
Fountain Set (Holdings) Ltd.[1]	1,404,000	418,956
Texwinca Holdings Ltd.	1,288,000	1,135,962
		1,554,918
Total China common stocks		33,995,745

Columbia—0.98%
Banks—0.98%
Bancolombia SA1	143,400	5,269,950

Czech Republic—1.14%
Banks—0.34%
Komercni Banka A.S.	8,000	1,855,563

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Czech Republic—(concluded)
Electric utilities—0.80%
CEZ	59,300	4,288,274
Total Czech Republic common stocks		6,143,837

Egypt—0.41%
Wireless telecommunication services—0.41%
Egyptian Co. for Mobile Services (MobiNil)	62,363	2,204,810

Hong Kong—5.62%
Electric utilities—0.95%
China Resources Power Holdings Co. Ltd.	1,354,000	5,135,079

Marine—0.96%
Pacific Basin Shipping Ltd.	2,276,000	5,178,650

Multi-utilities—0.59%
China Power International Development Ltd.[1]	5,840,000	3,165,747

Oil & gas—0.41%
CNOOC Ltd.	1,026,000	2,238,840

Wireless telecommunication services—2.71%
China Mobile (Hong Kong) Ltd.	693,600	14,588,405
Total Hong Kong common stocks		30,306,721

Hungary—0.69%
Banks—0.41%
OTP Bank Rt.	40,492	2,201,913

Oil & gas—0.28%
MOL Hungarian Oil and Gas Nyrt.	9,700	1,497,013
Total Hungary common stocks		3,698,926

India—4.06%
Automobiles—0.34%
Hero Honda Motors Ltd.	98,184	1,820,028

Chemicals—0.95%
Reliance Industries Ltd.	72,159	5,123,942

Construction & engineering—0.40%
Unitech Ltd.	216,508	2,120,994

Diversified financials—0.41%
Reliance Capital Ltd.	41,142	2,227,704

Diversified manufacturing—0.24%
Max India Ltd.*	196,266	1,312,166

Diversified telecommunication services—1.07%
Bharti Tele-Ventures Ltd.*	220,022	5,767,263

Electric utilities—0.21%
Tata Power Co. Ltd.	35,800	1,113,305

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

India—(concluded)
IT consulting & services—0.44%
Satyam Computer Services Ltd., ADR[1]	78,125	2,371,094
Total India common stocks		21,856,496

Indonesia—0.90%
Automobiles—0.50%
PT Astra International Tbk	948,000	2,692,175

Diversified telecommunication services—0.40%
PT Telekomunikasi Indonesia, Series B	1,792,749	2,162,637
Total Indonesia common stocks		4,854,812

Israel—2.33%
Banks—0.94%
Bank Hapoalim Ltd.	915,403	5,061,234

Chemicals—0.26%
Makhteshim-Agan Industries Ltd.*	145,341	1,400,756

Diversified telecommunication services—0.72%
Bezeq Israeli Telecommunication Corp. Ltd.	2,189,911	3,896,787

Pharmaceuticals—0.41%
Teva Pharmaceutical Industries Ltd., ADR	49,600	2,182,896
Total Israel common stocks		12,541,673

Kazakhstan—0.43%
Oil & gas—0.43%
KazMunaiGas Exploration Production, GDR*	86,600	2,338,200

Malaysia—3.53%
Banks—1.32%
Commerce Asset-Holding Berhad	746,200	2,594,205
Hong Leong Bank Berhad	995,000	1,962,308
Public Bank Berhad	152,800	513,207
Public Bank Berhad, Foreign Market	600,000	2,062,643
		7,132,363
Consumer products—0.50%
Tanjong PLC	514,800	2,711,836

Hotels, restaurants & leisure—0.39%
Genting Berhad	834,100	2,075,955

Marine—0.62%
Malaysia International Shipping Co. Berhad	1,122,900	3,330,271

Plantations—0.70%
IOI Corp. Berhad	1,657,395	3,785,071
Total Malaysia common stocks		19,035,496

Mexico—6.06%
Banks—0.80%
Banco Compartamos SA de C.V.*	281,800	1,480,028

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Mexico—(concluded)
Banks—(concluded)
Grupo Financiero Banorte SA de C.V., Series O	619,891	2,808,041
		4,288,069
Beverages—0.58%
Grupo Modelo SA de C.V., Series C	669,900	3,125,677

Construction materials—0.46%
Cemex SA de C.V., ADR1,*	80,429	2,466,758

Household products—0.39%
Kimberly-Clark de Mexico SA de C.V., Series A	492,200	2,104,977

Media—0.42%
Grupo Televisa SA, ADR[1]	91,600	2,276,260

Metals & mining—0.92%
Grupo Mexico SAB de C.V., Series B	336,027	3,053,788
Industrias CH SA, Series B1,*	474,400	1,890,926
		4,944,714
Multi-line retail—0.19%
Wal-Mart de Mexico SA de C.V., Series V	256,421	1,041,316

Transportation infrastructure—0.27%
Grupo Aeroportuario del Pacifico SA de C.V., ADR	27,400	1,437,130

Wireless telecommunication services—2.03%
America Movil SA de C.V., ADR, Series L	167,488	10,952,040
Total Mexico common stocks		32,636,941

Morocco—0.11%
Real estate—0.11%
Compagnie Generale Immobiliere*	1,810	566,803

Panama—0.20%
Banks—0.20%
Banco Latinoamericano de Exportaciones SA, Class E	55,900	1,088,373

Philippines—0.54%
Diversified telecommunication services—0.54%
Philippine Long Distance Telephone Co., ADR[1]	42,800	2,936,080

Poland—1.30%
Banks—0.77%
Bank Pekao SA	18,614	1,990,939
Bank Zachodni WBK SA	19,386	2,156,809
		4,147,748
Diversified telecommunication services—0.53%
Telekomunikacja Polska SA	302,407	2,870,161
Total Poland common stocks		7,017,909

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Russia—7.43%
Auto manufacturing/suppliers—0.43%
JSC Severstal-Auto[3]	48,300	2,325,385

Banks—0.98%
Sberbank*	1,218,900	5,276,104

Food products—0.16%
Uralkali, GDR*	33,830	849,133

Metals & mining—1.33%
Chelyabinsk Zinc Factory, GDR*	20,800	291,200
Evraz Group SA, GDR	46,400	3,503,200
Mining & Metallurgical Co., Norilsk Nickel, ADR	10,750	3,386,250
		7,180,650
Oil & gas—3.12%
Gazprom, ADR	129,350	6,464,554
LUKOIL, ADR[1]	86,012	7,861,497
Surgutneftegaz OJSC, ADR[1]	37,667	2,467,188
		16,793,239
Wireless telecommunication services—1.41%
Mobile TeleSystems, ADR	91,560	7,599,480
Total Russia common stocks		40,023,991

South Africa—6.95%
Banks—2.06%
African Bank Investments Ltd.[1]	1,285,605	7,170,354
Standard Bank Group Ltd.	215,552	3,914,622
		11,084,976
Diversified financials—0.43%
ABSA Group Ltd.	115,992	2,331,738

Diversified telecommunication services—0.42%
Telkom South Africa Ltd.	83,636	2,289,408

Food & drug retailing—0.19%
Massmart Holdings Ltd.	79,800	1,003,782

Food products—0.30%
Tiger Brands Ltd.	56,984	1,646,258

Health care equipment & supplies—0.31%
Aspen Pharmacare Holdings Ltd.*	283,768	1,661,638

Industrial conglomerates—0.86%
Barloworld Ltd.	119,329	2,326,972
Remgro Ltd.	78,096	2,295,227
		4,622,199
Metals & mining—0.43%
Anglo Platinum Ltd.	13,406	2,312,572

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

South Africa—(concluded)
Oil & gas—1.26%
Sasol Ltd.	131,293	6,789,166

Wireless telecommunication services—0.69%
MTN Group Ltd.	191,045	3,728,993
Total South Africa common stocks		37,470,730

South Korea—10.69%
Airlines—0.20%
Korean Air Lines Co. Ltd.	12,380	1,105,385

Banks—1.90%
Industrial Bank of Korea (IBK)	157,400	3,239,668
Kookmin Bank	63,709	5,260,936
Shinhan Financial Group Co. Ltd.	26,261	1,712,173
		10,212,777
Building products—0.25%
KCC Corp.[1]	1,812	1,346,533

Chemicals—0.53%
LG Chem Ltd.	22,925	2,864,968

Construction & engineering—0.75%
Hyundai Development Co.	36,060	4,045,682

Diversified financials—1.06%
Hana Financial Group, Inc.	112,253	5,719,872

Diversified telecommunication services—0.64%
KT Corp.	54,370	2,577,895
KT Corp., ADR[1]	36,200	851,424
		3,429,319
Electric utilities—0.82%
Korea Electric Power Corp. (KEPCO)	99,170	4,421,305

Industrial conglomerates—0.67%
Hanjin Heavy Industries & Construction Co. Ltd.*	33,193	3,637,348

Insurance—0.48%
Samsung Fire & Marine Insurance Co. Ltd.	9,262	2,570,561

Machinery—0.63%
Hyundai Heavy Industries Co. Ltd.[1]	5,981	3,386,865

Metals & mining—1.33%
Korea Zinc Co. Ltd.	8,441	1,703,558
POSCO	7,472	5,456,016
		7,159,574
Retail—0.36%
Lotte Shopping Co. Ltd., GDR[3]	83,230	1,920,948

Semiconductor equipment & products—1.07%
Samsung Electronics Co. Ltd.	9,315	5,783,385
Total South Korea common stocks		57,604,522

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Taiwan—13.36%
Banks—1.44%
Chinatrust Financial Holding Co. Ltd.	3,176,000	2,348,276
Mega Financial Holding Co. Ltd.	8,272,000	5,433,712
		7,781,988
Computers & peripherals—1.73%
Asustek Computer, Inc.	750,372	2,683,439
Lite-On Technology Corp.	3,543,299	6,625,086
		9,308,525
Construction materials—0.93%
Taiwan Cement Corp.	2,892,155	5,010,397

Diversified telecommunication services—1.31%
Chunghwa Telecom Co. Ltd.	2,237,068	4,325,111
Chunghwa Telecom Co. Ltd., ADR	141,365	2,714,216
		7,039,327
Electronic equipment & instruments—1.23%
HON HAI Precision Industry Co. Ltd. (Foxconn)	653,840	5,024,648
Synnex Technology International Corp.	475,811	1,611,619
		6,636,267
Food & drug retailing—0.64%
President Chain Store Corp.	1,159,000	3,467,931

Industrial conglomerates—0.66%
HannStar Display Corp.*	7,500,852	3,539,849

Insurance—0.37%
Shin Kong Financial Holding Co. Ltd.	2,104,336	1,982,473

Semiconductor equipment & products—4.13%
Advanced Semiconductor Engineering, Inc.	2,145,083	2,636,899
MediaTek, Inc.	370,280	7,345,986
Taiwan Semiconductor Manufacturing Co. Ltd.	5,326,215	10,628,958
Taiwan Semiconductor Manufacturing Co. Ltd., ADR[1]	153,400	1,633,710
		22,245,553
Textiles & apparel—0.38%
Formosa Taffeta Co. Ltd.	1,798,000	2,059,454

Wireless telecommunication services—0.54%
Far EasTone Telecommunications Co. Ltd.	2,330,000	2,898,147
Total Taiwan common stocks		71,969,911

Thailand—3.16%
Banks—0.53%
Kasikornbank Public Co. Ltd., NVDR[1]	734,800	1,952,689
Siam City Bank Public Co. Ltd.[3]	1,765,300	903,817
		2,856,506
Construction materials—1.02%
Siam Cement Public Co. Ltd., NVDR[1]	711,600	5,492,256

Home builders—0.22%
Land & Houses Public Co. Ltd., NVDR[1]	5,328,800	1,168,894

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Thailand—(concluded)
Metals & mining—0.83%
Banpu Public Co. Ltd., NVDR	340,994	4,492,327

Oil & gas—0.56%
PTT Public Co. Ltd.	242,200	2,993,203
Total Thailand common stocks		17,003,186

Turkey—2.03%
Automobiles—0.51%
Tofas Turk Otomobil Fabrikasi A.S.	520,129	2,760,426

Diversified financials—0.59%
Turkiye Vakiflar Bankasi T.A.O., Class D	837,668	3,200,657

Wireless telecommunication services—0.93%
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	518,403	4,985,296
Total Turkey common stocks		10,946,379
Total common stocks (cost—$313,258,059)		491,728,503

Preferred stocks—6.93%
Brazil—5.10%
Banks—1.69%
Banco Bradesco SA*	95,804	3,277,148
Itausa—Investimentos Itau SA	764,612	5,809,752
		9,086,900
Electric utilities—0.11%
AES Tiete SA	17,300,000	606,772

Metals & mining—1.74%
Companhia Vale do Rio Doce (CVRD), Class A	297,730	9,401,638

Oil & gas—1.56%
Petroleo Brasileiro SA - Petrobras	6,140	255,512
Petroleo Brasileiro SA - Petrobras, ADR	97,756	8,132,322
		8,387,834
Total Brazil preferred stocks		27,483,144

South Korea—1.83%
Automobiles—0.78%
Hyundai Motor Co.	109,270	4,193,675

Semiconductor equipment & products—1.05%
Samsung Electronics Co. Ltd.	11,823	5,679,351
Total South Korea preferred stocks		9,873,026
Total preferred stocks (cost—$19,694,153)		37,356,170

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

		Number of rights	Value ($)

Rights3,4,*—0.00%
Thailand—0.00%
Diversified telecommunication services—0.00%
True Corporation Public Company Ltd. exercise price $0.5764, expires 03/31/08 (cost—$0)		218,684	0

		Face amount[7]

Corporate bond[3,4,5,6]—0.00%
Brazil—0.00%
Metals & mining—0.00%
Companhia Vale do Rio Doce
1.000%, due 09/29/49 (cost—$0)	BRL	10,050	0

Repurchase agreement—1.85%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $9,868,787 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$10,154,161); proceeds: $9,956,148 (cost—$9,955,000)		9,955,000	9,955,000

		Number of shares

Investments of cash collateral from securities loaned—9.61%
Money market funds[8]—9.61%
AIM Prime Portfolio,
4.842%		54	54
BlackRock Provident Institutional TempFund,
5.051%		15,074,200	15,074,200
DWS Money Market Series,
5.019%		16,399,996	16,399,996
UBS Private Money Market Fund LLC,[9]
4.928%		20,318,424	20,318,424
Total money market funds and investments of cash collateral from securities loaned (cost—$51,792,674)			51,792,674
Total investments (cost —$394,699,886)[10,11]—109.65%			590,832,347
Liabilities in excess of other assets —(9.65)%			(52,015,010)
Net assets —100.00%			538,817,337

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2007.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Illiquid securities representing 0.60% of net assets as of October 31, 2007.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5	Perpetual bond security. The maturity date represents the final maturity.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2007 (unaudited)

6	Variable rate security. The interest rate shown is the current rate as of October 31, 2007, and resets periodically.
7	In US Dollars unless otherwise indicated.
8	Rates shown reflect yields at October 31, 2007.
9	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three
	Value at	ended	ended	Value at	months ended
Security description	07/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)	10/31/07 ($)
UBS Private Money Market Fund LLC	7,303,388	135,802,636	122,787,600	20,318,424	48,658

10	Includes $50,467,566 of investments in securities on loan, at market value.
11

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $197,961,291 and $1,828,830, respectively, resulting in net unrealized appreciation of investments of $196,132,461.

ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—97.49%

Security description	Number of shares	Value ($)

Australia—10.78%
Alternative Real Estate—0.13%
Australian Education Trust	59,411	94,820

Diversified—4.09%
Abacus Property Group	268,478	486,355
GPT Group	41,520	180,455
Lend Lease Corp. Ltd.	62,530	1,172,618
Mirvac Group	197,570	1,075,566
		2,914,994
Hotels—0.23%
Thakral Holdings Group	152,276	160,176

Office—3.29%
Tishman Speyer Office Fund	421,224	861,043
Valad Property Group	833,921	1,478,928
		2,339,971
Residential—1.44%
Australand Property Group[1]	322,076	719,141
ING Real Estate Community Living Group	225,390	305,505
		1,024,646
Retail—1.60%
CFS Retail Property Trust	36,737	84,338
Westfield Group	51,695	1,057,009
		1,141,347
Total Australia common stocks		7,675,954

Bermuda—0.22%
Diversified—0.22%
SRE Group Ltd.	412,000	158,382

Brazil—2.54%
Residential—0.57%
MRV Engenharia e Participacoes SA*	19,396	403,465

Retail—1.97%
BR Malls Participacoes SA*	22,559	332,262
Iguatemi Empresa de Shopping Centers SA	41,552	708,279
Multiplan Empreendimentos Imobiliarios SA*	24,651	365,923
		1,406,464
Total Brazil common stocks		1,809,929

Canada—2.77%
Office—1.27%
Brookfield Properties Corp.	36,156	902,815

Residential—1.50%
Boardwalk Real Estate Investment Trust	23,100	1,067,396
Total Canada common stocks		1,970,211

China—2.29%
Diversified—2.29%
China Overseas Land & Investment Ltd.	386,000	923,856

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

China—(concluded)
Diversified—(concluded)
Shui On Land Ltd.	516,500	711,216
Total China common stocks		1,635,072

France—5.87%
Diversified—4.45%
Fonciere des Regions	4,828	706,235
Mercialys	13,365	523,572
Unibail Rodamco	7,780	1,941,535
		3,171,342
Industrial—0.47%
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	2,160	334,822

Retail—0.95%
Klepierre	12,378	673,814
Total France common stocks		4,179,978

Germany—0.18%
Residential—0.18%
Speymill Deutsche Immobilien Co. PLC*	104,037	126,590

Hong Kong—9.84%
Diversified—5.87%
Henderson Land Development Co. Ltd.	107,000	955,094
Kerry Properties Ltd.	107,903	935,499
Sun Hung Kai Properties Ltd.	120,000	2,290,309
		4,180,902
Office—1.58%
Hongkong Land Holdings Ltd.	224,000	1,123,231

Residential—1.10%
Agile Property Holdings Ltd.	322,000	784,500

Retail—1.29%
Hang Lung Properties Ltd.	188,000	922,743
Total Hong Kong common stocks		7,011,376

Japan—12.85%
Diversified—5.89%
Kenedix Realty Investment Corp.	120	829,351
Mitsubishi Estate Co. Ltd.	104,000	3,107,484
Nomura Real Estate Holdings, Inc.	9,100	262,823
		4,199,658
Office—6.96%
Japan Excellent, Inc.	87	691,701
Mitsui Fudosan Co. Ltd.	91,000	2,512,451
New City Residence Investment Corp.	66	308,327
Nippon Commercial Investment Corp.	171	740,168
Sumitomo Realty & Development Co. Ltd.	20,000	703,806
		4,956,453
Total Japan common stocks		9,156,111

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Mexico—1.27%
Residential - 1.27%
Urbi, Desarrollos Urbanos, SA de C.V.*	233,493	906,599

Philippines—1.47%
Diversified—1.47%
Megaworld Corp.	4,336,833	448,969
Robinsons Land Corp.	1,239,300	595,801
Total Philippines common stocks		1,044,770

Singapore—4.08%
Diversified—0.73%
CDL Hospitality Trusts	303,000	523,000

Office—0.95%
Ascendas India Trust*	171,000	190,714
Suntec Real Estate Investment Trust[1]	385,000	485,063
		675,777
Residential—1.72%
Capitaland Ltd.	189,000	1,063,945
Wing Tai Holdings Ltd.	65,000	157,944
		1,221,889
Retail—0.68%
CapitaMall Trust	190,000	486,491
Total Singapore common stocks		2,907,157

United Kingdom—8.54%
Diversified—4.07%
British Land Co. PLC	65,009	1,471,397
China Central Properties Ltd.*	136,329	274,838
Land Securities Group PLC	15,683	538,111
Minerva PLC*	161,491	614,928
		2,899,274
Office—3.45%
Dawnay Day Sirius Ltd.*	242,745	299,115
Derwent London PLC	29,734	1,032,299
Great Portland Estates PLC	94,581	1,128,206
		2,459,620
Residential—0.73%
Unite Group PLC	59,404	516,093

Retail—0.29%
Dawnay Day Carpathian PLC	98,778	205,408
Total United Kingdom common stocks		6,080,395

United States—34.79%
Diversified—3.45%
Vornado Realty Trust	22,012	2,459,181

Health care—1.20%
Ventas, Inc.	19,932	854,883

Hotels—3.57%
Host Hotels & Resorts, Inc.	32,079	710,871

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United States—(concluded)
Hotels—(concluded)
Morgans Hotel Group Co.*	30,885	702,943
Orient-Express Hotels Ltd., Class A1	9,139	592,207
Starwood Hotels & Resorts Worldwide, Inc.	9,461	537,952
		2,543,973

Industrial—5.21%
AMB Property Corp.	13,513	883,075
ProLogis	32,096	2,302,567
Public Storage, Inc.	6,456	522,742
		3,708,384
Office—4.62%
Alexandria Real Estate Equities, Inc.	5,023	518,072
Boston Properties, Inc.	11,083	1,200,732
Corporate Office Properties Trust	8,568	354,115
Digital Realty Trust, Inc.	8,242	362,566
SL Green Realty Corp.[1]	7,124	859,582
		3,295,067
Other—2.14%
American Tower Corp., Class A*	18,949	837,167
Gramercy Capital Corp.[1]	26,018	686,095
		1,523,262
Residential—4.48%
American Campus Communities, Inc.	17,863	508,024
AvalonBay Communities, Inc.[1]	11,940	1,464,441
Equity Residential	8,241	344,309
Essex Property Trust, Inc.	7,070	872,650
		3,189,424
Retail—10.12%
Federal Realty Investment Trust	7,595	670,031
General Growth Properties, Inc.	16,269	884,383
Kimco Realty Corp.[1]	29,399	1,220,646
Regency Centers Corp.	9,356	668,767
Simon Property Group, Inc.	20,887	2,174,545
Taubman Centers, Inc.	12,049	709,325
The Macerich Co.	10,262	879,556
		7,207,253
Total United States common stocks		24,781,427
Total common stocks (cost—$66,680,060)		69,443,951

Face amount ($)

Repurchase agreement—3.36%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07 collateralized by $2,370,293 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value-$2,438,835); proceeds: $2,391,276 (cost—$2,391,000)	2,391,000	2,391,000

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2007 (unaudited)

Security description	Number of shares	Value ($)

Investments of cash collateral from securities loaned—6.38%
Money market funds[2] —6.38%
DWS Money Market Series
5.019%	1,506,327	1,506,327
UBS Private Money Market Fund LLC[3]
4.928%	3,041,023	3,041,023
Total money market funds and investments of cash collateral from securities loaned (cost—$4,547,350)		4,547,350
Total investments (cost —$73,618,410)[4,5]—107.23%		76,382,301
Liabilities in excess of other assets —(7.23)%		(5,146,982)
Net assets —100.00%		71,235,319

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2007.
2	Rates shown reflect yield at October 31, 2007.
3	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2007.

Security description	Value at 07/31/07 ($)	Purchases during the three months ended 10/31/07 ($)	Sales during the three months ended 10/31/07 ($)	Value at 10/31/07 ($)	Net income earned from affiliate for the three months ended 10/31/07 ($)
UBS Private Money Market Fund LLC	6,923,073	8,939,788	12,821,838	3,041,023	2,092

4	Includes $3,618,720 of investments in securities on loan, at value.
5

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $4,854,409 and $2,090,518, respectively, resulting in net unrealized appreciation of investments of $2,763,891.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—49.62%

Security description	Number of shares	Value ($)

Argentina—0.01%
Diversified financials—0.01%
Banco Macro SA, ADR	1,100	30,415

Australia—2.80%
Banks—0.27%
Commonwealth Bank of Australia	13,297	767,313
National Australia Bank Ltd.	16,984	687,277
		1,454,590
Metals & mining—1.25%
Alumina Ltd.	157,970	993,552
BHP Billiton Ltd.	66,441	2,891,938
Energy Resources of Australia Ltd.	140,477	2,874,485
		6,759,975
Oil & gas—0.88%
Paladin Resources Ltd.*	422,285	3,317,513
Santos Ltd.	107,978	1,430,397
		4,747,910
Pharmaceuticals—0.07%
Symbio Health Ltd.	103,143	390,781

Real estate—0.20%
ING Industrial Fund	423,388	1,112,732

Retail—0.13%
CFS Retail Property Trust	303,214	696,093
Total Australia common stocks		15,162,081

Belgium—0.66%
Chemicals—0.09%
Solvay SA, Class A	3,093	471,202

Food & drug retailing—0.50%
Delhaize Group	28,550	2,712,978

Pharmaceuticals—0.07%
UCB SA	6,229	365,813
Total Belgium common stocks		3,549,993

Bermuda—0.87%
Banks—0.01%
Credicorp Ltd.	600	44,598

Biotechnology—0.08%
Mingyuan Medicare Development Co. Ltd.	2,710,000	420,051

Diversified financials—0.13%
Assured Guaranty Ltd.	29,200	673,644

Food & drug retailing—0.04%
People’s Food Holdings Ltd.	229,000	208,934

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Bermuda—(concluded)
Food products—0.06%
Bunge Ltd.	2,900	334,051

Hotels, restaurants & leisure—0.20%
China LotSynergy Holdings Ltd.*	2,160,000	314,390
Shangri-La Asia Ltd.	237,333	758,091
		1,072,481
IT consulting & services—0.08%
Accenture Ltd., Class A	11,700	456,885

Real estate—0.08%
Sinofert Holdings Ltd.	448,000	421,577

Retail—0.09%
Huabao International Holdings Ltd.	520,000	495,078

Textiles & apparel—0.10%
Ports Design Ltd.	148,500	563,071
Total Bermuda common stocks		4,690,370

Brazil—0.75%
Diversified financials—0.01%
Redecard SA*	2,500	52,003

Health care providers & services—0.01%
OdontoPrev SA	1,200	38,136

Metals & mining—0.57%
Companhia Vale do Rio Doce (CVRD), ADR	79,400	2,991,792
Lupatech SA	2,600	69,107
Usinas Siderurgicas de Minas Gerais SA	600	50,582
		3,111,481
Oil & gas—0.14%
Petroleo Brasileiro SA, ADR	7,800	745,914

Real estate—0.01%
Cyrela Brazil Realty SA	2,600	45,220
Cyrela Commercial Properties SA Empreendimentos e Participacoes*	520	3,966
		49,186
Specialty retail—0.01%
B2W Companhia Global do Varejo (B2W Varejo)	1,300	70,527
Total Brazil common stocks		4,067,247

Canada—2.04%
Banks—0.11%
Canadian Imperial Bank of Commerce	5,700	615,466

Chemicals—0.12%
NOVA Chemicals Corp.	17,600	639,424

Electronic equipment & instruments—0.07%
Onex Corp.	9,700	408,064

Media—0.01%
Quebecor World, Inc.*	7,900	76,939

Metals & mining—1.26%
Teck Cominco Ltd., Class B	42,800	2,143,511

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Canada—(concluded)
Metals & mining—(concluded)
Uranium One, Inc.*	419,560	4,659,064
		6,802,575
Oil & gas—0.28%
Canadian Natural Resources Ltd.	5,900	490,662
Canadian Oil Sands Trust	8,900	326,926
Encana Corp.	4,100	286,889
Suncor Energy, Inc.	3,600	394,241
		1,498,718
Pharmaceuticals—0.19%
Biovail Corp.	50,200	1,008,092
Total Canada common stocks		11,049,278

Cayman Islands—0.55%
Auto components—0.03%
Minth Group Ltd.	92,000	140,790

Automobiles—0.03%
Geely Automobile Holdings Ltd.	1,520,000	180,765

Electronic equipment & instruments—0.08%
Kingboard Chemical Holdings Ltd.	68,500	452,276

Hotels, restaurants & leisure—0.08%
Ctrip.com International Ltd., ADR	7,940	447,498

Industrial conglomerates—0.08%
Golden Meditech Co. Ltd.	888,000	413,728

Machinery—0.09%
China Infrastructure Machinery Holdings Ltd.	56,000	125,232
Prime Success International Group Ltd.	476,000	357,316
		482,548
Multi-line retail—0.06%
Golden Eagle Retail Group Ltd.	304,000	310,756

Personal products—0.05%
Hengan International Group Co. Ltd.	73,000	283,702

Pharmaceuticals—0.04%
China Shineway Pharmaceutical Group Ltd.	253,000	185,937

Textiles & apparel—0.01%
Pacific Textile Holdings Ltd.*	188,000	76,107
Total Cayman Islands common stocks		2,974,107

Chile—0.01%
Airlines—0.01%
Lan Airlines SA	2,000	33,280

China—1.18%
Automobiles—0.07%
Dongfeng Motor Corp., Class H	430,000	395,914

Banks—0.03%
Industrial & Commercial Bank of China, Class H	149,000	141,979

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

China—(concluded)
Chemicals—0.03%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	190,000	159,326

Commercial services & supplies—0.09%
Travelsky Technology Ltd., Class H	419,000	504,794

Construction & engineering—0.03%
Baoye Group Co. Ltd., Class H	126,000	145,435

Electric utilities—0.08%
Datang International Power Generation Co. Ltd., Class H	368,000	429,756

Energy equipment & services—0.12%
China Oilfield Services Ltd., Class H	270,000	661,887

Health care equipment & supplies—0.08%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	186,000	414,141

Machinery—0.11%
Shanghai Prime Machinery Co. Ltd., Class H	828,000	392,698
Weichai Power Co. Ltd., Class H	19,000	197,887
		590,585
Metals & mining—0.29%
China Shenhua Energy Co. Ltd., Class H	19,000	125,016
Jiangxi Copper Co. Ltd.	224,000	806,678
Yanzhou Coal Mining Co. Ltd., Class H	294,000	639,887
		1,571,581
Multi-line retail—0.01%
Wumart Stores, Inc., Class H	32,000	29,109

Pharmaceuticals—0.11%
Guangzhou Pharmaceutical Co. Ltd., Class H	568,000	626,796

Real estate—0.08%
Shanghai Forte Land Co. Ltd., Class H	574,000	448,392

Transportation infrastructure—0.02%
Jiangsu Expressway Co. Ltd., Class H	80,000	92,445

Wireless telecommunication services—0.03%
China Mobile (Hong Kong) Ltd.	7,500	157,747
Total China common stocks		6,369,887

Denmark—1.42%
Banks—0.09%
Danske Bank A/S	11,500	508,529

Beverages—0.54%
Carlsberg A/S, Class B	21,700	2,931,295

Marine—0.59%
AP Moller - Maersk A/S, Class B	230	3,194,375

Pharmaceuticals—0.20%
Novo Nordisk A/S, Class B	8,525	1,061,693
Total Denmark common stocks		7,695,892

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Egypt—0.04%
Construction & engineering—0.01%
Orascom Construction Industries (OCI)	583	53,361

Diversified financials—0.01%
Egyptian Financial Group-Hermes Holding	5,378	53,949

Telecommunications—0.02%
Orascom Telecom Holding SAE	9,080	130,945
Total Egypt common stocks		238,255

Finland—0.40%
Food & drug retailing—0.35%
Kesko Oyj, B Shares	31,438	1,887,359

Pharmaceuticals—0.05%
Orion Oyj, Class B	11,062	284,516
Total Finland common stocks		2,171,875

France—1.67%
Automobiles—0.95%
PSA Peugeot Citroen	55,244	5,137,023

Energy equipment & services—0.51%
Technip SA	30,611	2,754,121

Media—0.02%
Vivendi	2,451	110,659

Oil & gas—0.10%
Total SA	6,480	522,966

Pharmaceuticals—0.09%
Sanofi-Aventis	5,698	501,332
Total France common stocks		9,026,101

Germany—1.35%
Chemicals—0.86%
BASF AG	33,560	4,646,252

Construction & engineering—0.06%
Bilfinger Berger AG	3,747	335,550

Diversified financials—0.01%
Hypo Real Estate Holding AG	595	35,538

Health care providers & services—0.05%
Fresenius Medical Care AG & Co.	4,930	260,803

Metals & mining—0.36%
Salzgitter AG	6,547	1,293,891
ThyssenKrupp AG	10,439	698,428
		1,992,319
Pharmaceuticals—0.01%
Merck KGaA	266	33,373
Total Germany common stocks		7,303,835

Hong Kong—1.30%
Distributors—0.08%
China Resources Enterprise Ltd.	104,000	457,566

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hong Kong—(concluded)
Diversified financials—0.80%
Hong Kong Exchanges & Clearing Ltd.	81,000	2,700,867
Swire Pacific Ltd.	114,500	1,626,232
		4,327,099
Industrial conglomerates—0.19%
Beijing Enterprises Holdings Ltd.	76,000	475,619
Hopewell Holdings Ltd.	44,000	227,709
Melco International Development Ltd.	72,000	137,610
Shenzhen International Holdings Ltd.	1,112,500	193,777
		1,034,715
Real estate—0.18%
Shun Tak Holdings Ltd.	172,000	270,151
Wharf (Holdings) Ltd.	114,000	691,639
		961,790
Trading companies & distributors—0.05%
Shougang Concord International Enterprises Co. Ltd.	486,000	262,201
Total Hong Kong common stocks		7,043,371

India—0.03%
Banks—0.02%
HDFC Bank Ltd., ADR	600	83,400

Construction & engineering—0.01%
Larsen & Toubro Ltd.	637	70,166
Total India common stocks		153,566

Indonesia—0.01%
Banks—0.01%
PT Bank Mandiri	102,500	43,074

Ireland—0.06%
Pharmaceuticals—0.06%
Elan Corp. PLC, ADR*	14,100	335,580

Israel—0.06%
Banks—0.01%
Bank Hapoalim B.M.	7,662	42,363

Pharmaceuticals—0.05%
Teva Pharmaceutical Industries Ltd., ADR	6,800	299,268
Total Israel common stocks		341,631

Italy—1.03%
Diversified telecommunication services—0.02%
Telecom Italia SpA	30,177	94,767

Insurance—0.93%
Compagnia Assicuratrice Unipol SpA	1,404,400	5,037,989

Oil & gas—0.08%
ENI SpA	12,884	470,832
Total Italy common stocks		5,603,588

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—3.64%
Banks—0.55%
Mitsubishi UFJ Financial Group, Inc. (MUFG)	72,100	718,223
Mizuho Financial Group, Inc.	97	545,144
Suruga Bank Ltd.	22,000	289,180
The 77 Bank Ltd.	54,000	364,691
The Chiba Bank Ltd.	42,000	336,250
The Gunma Bank Ltd.	52,000	369,222
The Hachijuni Bank Ltd.	47,000	358,686
		2,981,396
Chemicals—0.05%
Mitsui Chemicals, Inc.	29,000	271,472

Computers & peripherals—0.45%
Toshiba Corp.	287,000	2,420,039

Electrical equipment—0.42%
Mitsubishi Electric Corp.	187,000	2,268,175

Health care equipment & supplies—0.40%
Olympus Corp.	52,000	2,174,546

Machinery—0.35%
Japan Steel Works Ltd.	115,000	1,887,014

Oil & gas—0.38%
Nippon Oil Corp.	232,000	2,058,706

Pharmaceuticals—0.38%
Astellas Pharma, Inc.	9,600	424,298
Daiichi Sankyo Co. Ltd.	14,000	398,237
Eisai Co. Ltd.	11,400	478,188
Kyowa Hakko Kogyo Co. Ltd.	53,000	578,815
Takeda Pharmaceutical Co. Ltd.	2,900	181,008
		2,060,546
Semiconductor equipment & products—0.39%
Nikon Corp.	67,000	2,137,560

Software—0.23%
Nintendo Co. Ltd.	2,000	1,260,327

Trading companies & distributors—0.04%
Marubeni Corp.	23,000	196,871
Total Japan common stocks		19,716,652

Luxembourg—0.03%
Metals & mining—0.03%
Evraz Group SA, GDR	2,100	158,550

Malaysia—0.01%
Diversified financials—0.01%
AMMB Holdings Berhad	42,200	53,785
Malaysian Plantations Berhad	22,300	19,913
Total Malaysia common stocks		73,698

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Mexico—0.04%
Construction & engineering—0.01%
Impulsora del Desarrollo y el Empleo en America Latina, SA de C.V.(Ideal)*	27,600	43,202

Transportation infrastructure—0.01%
Grupo Aeroportuario del Pacifico SA de C.V., ADR	1,000	52,450

Wireless telecommunication services—0.02%
America Movil SA de C.V., ADR, Series L	2,100	137,319
Total Mexico common stocks		232,971

Netherlands—0.12%
Energy equipment & services—0.10%
Schlumberger Ltd.	5,300	511,821

Food & drug retailing—0.01%
X 5 Retail Group NV, GDR*	1,727	62,394

Pharmaceuticals—0.01%
Zentiva N.V.	1,303	70,528
Total Netherlands common stocks		644,743

New Zealand—0.20%
Construction materials—0.20%
Fletcher Building Ltd.	116,477	1,070,026

Norway—0.03%
Oil & gas—0.03%
Statoil ASA	5,100	172,677

Philippines—0.01%
Diversified telecommunication services—0.01%
Philippine Long Distance Telephone Co., ADR	600	41,160

Portugal—0.28%
Banks—0.08%
Banco Espirito Santo SA (BES)	18,133	440,177

Diversified financials—0.08%
Banco BPI SA	45,258	397,384

Diversified telecommunication services—0.09%
Portugal Telecom, SGPS, SA	36,060	484,319

Wireless telecommunication services—0.03%
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	13,260	180,521
Total Portugal common stocks		1,502,401

Russia—0.15%
Oil & gas—0.15%
Gazprom, ADR[1]	866	43,084
Gazprom, ADR[2]	10,370	518,281
LUKOIL, ADR	2,600	237,640
Total Russia common stocks		799,005

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Singapore—1.18%
Banks—0.14%
Overseas-Chinese Banking Corp. Ltd.	63,000	404,946
United Overseas Bank Ltd.	25,000	374,976
		779,922
Electronic equipment & instruments—0.74%
Flextronics International Ltd.3,*	323,200	3,978,592

Machinery—0.08%
Yangzijiang Shipbuilding Holdings Ltd.*	250,000	448,648

Real estate—0.13%
CapitaMall Trust	267,000	683,648
Suntec Real Estate Investment Trust	34,000	42,837
		726,485
Schools—0.09%
Raffles Education Corp. Ltd.	198,000	456,881
Total Singapore common stocks		6,390,528

South Africa—0.31%
Health care equipment & supplies—0.01%
Aspen Pharmacare Holdings Ltd.*	9,206	53,907

Metals & mining—0.26%
Anglo Platinum Ltd.	7,932	1,368,292
Gold Fields Ltd., ADR	2,700	48,789
		1,417,081
Oil & gas—0.02%
Sasol Ltd.	2,322	120,071

Specialty retail—0.01%
Truworths International Ltd.	6,157	30,944

Wireless telecommunication services—0.01%
MTN Group Ltd.	3,350	65,388
Total South Africa common stocks		1,687,391

South Korea—0.10%
Diversified financials—0.02%
Samsung Securities Co. Ltd.	622	78,026
Shinhan Financial Group Co. Ltd., ADR	400	52,388
		130,414
Internet software & services—0.01%
NHN Corp.*	257	83,410

Metals & mining—0.01%
POSCO	83	60,606

Multi-line retail—0.02%
Shinsegae Co. Ltd.	154	121,106

Oil & gas—0.01%
SK Energy Co. Ltd.*	215	50,114

Pharmaceuticals—0.01%
Hanmi Pharm Co. Ltd.	222	33,931

Semiconductor equipment & products—0.01%
Samsung Electronics Co. Ltd., GDR	93	28,365

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

South Korea—(concluded)
Textiles & apparel—0.01%
SK Chemicals Co. Ltd.	520	51,820
Total South Korea common stocks		559,766

Spain—0.02%
Banks—0.02%
Banco Santander SA	4,100	89,617

Sweden—0.34%
Banks—0.11%
Nordea Bank AB	32,061	575,455

Machinery—0.19%
Volvo AB, Class B	52,015	1,027,915

Real estate—0.04%
Castellum AB	19,500	248,170
Total Sweden common stocks		1,851,540

Switzerland—0.53%
Electrical equipment—0.11%
ABB Ltd.	19,774	597,895

Textiles & apparel—0.42%
Swatch Group AG	7,072	2,267,069
Total Switzerland common stocks		2,864,964

Taiwan—0.09%
Airlines—0.03%
Eva Airways Corp.*	445,000	180,881

Electronic equipment & instruments—0.03%
Catcher Technology Co. Ltd.	5,500	38,220
HON HAI Precision Industry Co. Ltd (Foxconn)	14,800	113,735
		151,955
Insurance—0.01%
Cathay Financial Holding Co. Ltd.	20,000	52,414

Semiconductor equipment & products—0.01%
Powertech Technology, Inc.	14,100	57,788

Textiles & apparel—0.01%
POU Chen Corp.	75,046	72,131
Total Taiwan common stocks		515,169

Turkey—0.03%
Industrial conglomerates—0.02%
Koc Holding AS*	16,426	90,257

Wireless telecommunication services—0.01%
Turkcell Iletisim Hizmetleri AS (Turkcell)	6,678	64,220
Total Turkey common stocks		154,477

United Kingdom—3.85%
Commercial services & supplies—0.55%
De La Rue PLC	67,397	1,152,532

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United Kingdom—(concluded)
Commercial services & supplies— (concluded)
Michael Page International PLC	197,544	1,805,260
		2,957,792
Construction & engineering—0.38%
Balfour Beatty PLC	200,263	2,081,855

Diversified financials—0.82%
3i Group PLC[3]	76,336	1,728,349
Man Group PLC[3]	219,383	2,697,925
		4,426,274
Diversified telecommunication services—0.35%
BT Group PLC	278,976	1,897,005

Electronic equipment & instruments—0.07%
Cookson Group PLC[3]	22,414	390,948

Food & drug retailing—0.02%
J Sainsbury PLC[3]	7,744	88,122

Health care equipment & supplies—0.15%
SSL International PLC	75,326	811,812

Hotels, restaurants & leisure—0.47%
Ladbrokes PLC[3]	298,009	2,560,483

Metals & mining—0.51%
Anglo American PLC[3]	39,915	2,755,623

Oil & gas—0.27%
BG Group PLC	29,476	545,648
BP PLC	30,773	400,135
Royal Dutch Shell PLC	11,634	507,251
		1,453,034
Pharmaceuticals—0.07%
AstraZeneca PLC	7,834	386,891

Real estate—0.19%
Berkeley Group Holdings PLC*	28,654	1,017,872
Total United Kingdom common stocks		20,827,711

United States—22.42%
Aerospace & defense—0.90%
Raytheon Co.[3]	76,800	4,885,248

Automobiles—0.18%
Harley-Davidson, Inc.	18,600	957,900

Banks—0.02%
Wells Fargo & Co.[3]	3,100	105,431

Biotechnology—0.11%
Gilead Sciences, Inc.*	12,500	577,375

Chemicals—0.15%
The Mosaic Co.*	11,800	823,640

Commercial services & supplies—0.38%
Manpower, Inc.[3]	27,500	2,055,350

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United States—(continued)
Communications equipment—0.65%
Cisco Systems, Inc.3,*	106,000	3,504,360

Computers & peripherals—1.66%
Dell, Inc.3,*	112,800	3,451,680
EMC Corp.*	23,300	591,587
Hewlett-Packard Co.[3]	44,968	2,323,946
International Business Machines Corp. (IBM)[3]	22,400	2,601,088
		8,968,301
Diversified financials—1.52%
Ameriprise Financial, Inc.[3]	79,100	4,981,718
Discover Financial Services[3]	113,700	2,194,410
Fannie Mae[3]	9,100	519,064
Janus Capital Group, Inc.	15,800	545,258
		8,240,450
Diversified telecommunication services—0.60%
AT&T, Inc.[3]	77,304	3,230,534

Electric utilities—0.89%
Edison International, Inc.[3]	38,800	2,256,220
Mirant Corp.3,*	8,300	351,588
Reliant Energy, Inc.*	79,800	2,196,096
		4,803,904
Electrical equipment—0.21%
Acuity Brands, Inc.	24,000	1,147,200

Electronic equipment & instruments—0.27%
Belden CDT, Inc.	24,900	1,450,923

Energy equipment & services—0.38%
Baker Hughes, Inc.	3,800	329,536
GlobalSantaFe Corp.	4,100	332,223
Halliburton Co.	5,200	204,984
Nabors Industries Ltd.*	2,500	70,200
Transocean, Inc.*	3,800	453,606
Weatherford International Ltd.*	10,500	681,555
		2,072,104
Food products—0.88%
Kraft Foods, Inc., Class A3	125,200	4,182,932
Lance, Inc.	28,600	605,748
		4,788,680
Gas utilities—0.76%
Sempra Energy[3]	66,700	4,102,717

Health care equipment & supplies—0.37%
Becton, Dickinson and Co.	5,800	484,068
Medtronic, Inc.	17,500	830,200
St. Jude Medical, Inc.*	13,300	541,709
Synthes, Inc.	1,044	130,556
		1,986,533
Health care providers & services—1.08%
Aetna, Inc.	8,900	499,913
Cardinal Health, Inc.	5,200	353,756
McKesson Corp.[3]	59,500	3,932,950

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United States—(continued)
Health care providers & services— (concluded)
UnitedHealth Group, Inc.	10,300	506,245
WellPoint, Inc. *	6,700	530,841
		5,823,705
Hotels, restaurants & leisure—0.00%
Station Casinos, Inc.[3]	200	17,960

Household durables—0.43%
Acco Brands Corp.*	47,400	1,016,256
Harman International Industries, Inc.	15,700	1,321,940
		2,338,196
Industrial conglomerates—0.37%
Carlisle Cos., Inc.	50,500	1,992,225

Insurance—1.48%
Berkshire Hathaway, Inc.*	855	3,773,970
Lincoln National Corp.[3]	30,177	1,882,140
Metlife, Inc.[3]	4,500	309,825
Unum Group	88,400	2,063,256
		8,029,191
Internet & catalog retail—0.40%
Amazon.com, Inc.*	21,700	1,934,555
Expedia, Inc.3,*	7,400	241,684
		2,176,239
IT consulting & services—0.66%
Electronic Data Systems Corp.[3]	166,478	3,594,260

Leisure equipment & products—0.37%
Mattel, Inc.	96,900	2,024,241

Machinery—0.77%
Flowserve Corp.	18,000	1,421,280
SPX Corp.[3]	27,200	2,755,360
		4,176,640
Media—1.37%
CBS Corp., Class B3	124,600	3,576,020
EchoStar Communications Corp., Class A*	50,900	2,492,064
Liberty Global, Inc., Series C*	23,400	858,312
Walt Disney Co.[3]	14,400	498,672
		7,425,068
Metals & mining—0.73%
Alcoa, Inc.	27,900	1,104,561
CONSOL Energy, Inc.	2,700	152,550
Freeport-McMoRan Copper & Gold, Inc., Class B3	20,700	2,435,976
Peabody Energy Corp.	4,600	256,450
		3,949,537
Oil & gas—2.21%
Anadarko Petroleum Corp.[3]	64,400	3,800,888
Chevron Corp.[3]	32,100	2,937,471
ConocoPhillips	6,800	577,728
Denbury Resources, Inc.3,*	28,500	1,613,100
EOG Resources, Inc.	4,600	407,560
Equitable Resources, Inc.	3,500	197,120

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United States—(concluded)
Oil & gas—(concluded)
Exxon Mobil Corp.	8,300	763,517
Hess Corp.	2,800	200,508
Marathon Oil Corp.	5,200	307,476
Occidental Petroleum Corp.	6,500	448,825
Sunoco, Inc.	2,600	191,360
Valero Energy Corp.	7,700	542,311
		11,987,864
Paper & forest products—0.12%
Deltic Timber Corp.	11,200	626,304

Personal products—0.15%
Estee Lauder Cos., Inc., Class A3	18,900	829,710

Pharmaceuticals—1.57%
Abbott Laboratories	20,900	1,141,558
Bristol-Myers Squibb Co.	72,900	2,186,271
Eli Lilly & Co.	10,000	541,500
Forest Laboratories, Inc.*	5,800	226,606
Merck & Co., Inc.[3]	30,300	1,765,278
Pfizer, Inc.[3]	38,000	935,180
Schering-Plough Corp.	34,500	1,052,940
Simcere Pharmaceutical Group, ADR*	15,700	262,190
Wyeth	7,900	384,177
		8,495,700
Road & rail—0.27%
GATX Corp.	35,100	1,438,047

Semiconductor equipment & products—0.17%
Teradyne, Inc.3,*	73,900	911,926

Specialty retail—0.18%
O’Reilly Automotive, Inc.*	29,800	983,996

Textiles & apparel—0.16%
UniFirst Corp.	22,600	850,438
Total United States common stocks		121,371,897
Total common stocks (cost—$240,029,673)		268,608,369

Preferred stocks—0.77%

Brazil—0.03%
Building & construction—0.01%
Duratex SA	1,400	47,323

Media—0.01%
NET Servicos de Comunicacao SA*	2,545	41,028

Paper & forest products—0.01%
Votorantim Celulose e Papel SA	2,300	73,028
Total Brazil preferred stocks		161,379

Germany—0.74%
Automobiles—0.74%
Porsche AG	1,500	4,009,220
Total preferred stocks (cost—$2,887,374)		4,170,599

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Security description	Number of warrants	Value ($)

Warrants*—0.10%
India—0.02%
Banks—0.02%
Deutsche Bank AG, strike price $1.42, expires 01/30/17[4,5]	23,300	42,454
Deutsche Bank AG, strike price $10.51, expires 01/24/17[4,5]	3,690	84,998
		127,452

Netherlands—0.02%
Banks—0.02%
Merrill Lynch International & Co., strike price $2.56, expires 10/05/10[4,5]	11,500	82,543

United States—0.06%
Diversified financials—0.06%
Citigroup Global Markets Holdings, strike price $0.001, expires 01/19/09[4,5]	1,370	90,845
Citigroup Global Markets Holdings, strike price $15.19, expires 10/24/12[4,5]	6,900	176,626
Citigroup Global Markets Holdings, strike price $16.02, expires 01/19/09[4,5]	6,600	50,502
		317,973
Total warrants (cost—$414,723)		527,968

	Face amount[6]($)

US government obligations—3.99%
US Treasury Inflation Index Notes, (TIPS)
2.000%, due 01/15/16	20,140,495	19,983,157
2.375%, due 01/15/17	1,598,159	1,632,244
Total US government obligations (cost—$20,610,129)		21,615,401

Federal national mortgage association certificates—1.69%
United States—1.69%
FNMA
7.000%, due 12/01/36	5,000,498	5,186,151
7.000%, due 04/01/37	2,827,828	2,932,816
7.000%, due 10/01/37	1,000,100	1,037,225
Total federal national mortgage association certificates (cost—$9,111,955)		9,156,192

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[6]($)	Value ($)

Collateralized mortgage obligations—3.85%
United States—3.85%
American Home Mortgage Assets
Series 2006-3, Class 1A1, 5.953%, due 10/25/46[7]	896,619	877,317
Series 2006-3, Class 2A11, 5.923%, due 10/25/46[7]	857,039	837,969
Series 2007-1, Class A1, 5.683%, due 02/25/47[7]	901,737	877,503
American Home Mortgage Investment Trust
Series 2004-3, Class 1A, 5.243%, due 10/25/34[7]	118,933	118,731
Series 2005-4, Class 1A1, 5.163%, due 11/25/45[7]	1,290,582	1,251,115
Banc of America Funding Corp., Series 2007-D, Class 1A5
5.278%, due 06/20/47[7]	600,000	546,000
BCAP LLC Trust, Series 2006-RR1, Class CF
5.771%, due 11/25/36[7]	400,000	398,462
Bear Stearns Alternative Trust-A Trust, Series 2005-8, Class 11A1
5.143%, due 10/25/35[7]	1,402,557	1,371,278
Countrywide Alternative Loan Trust
Series 2005-61, Class 1A1, 5.133%, due 12/25/35[7]	1,799,511	1,747,326
Series 2007-0A11, Class A1A, 6.243%, due 11/25/47[7]	1,000,000	993,542
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
5.221%, due 11/19/37[7]	762,366	747,353

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[6]($)	Value ($)

Collateralized mortgage obligations— (concluded)
United States— (concluded)
Harborview Mortgage Loan Trust
Series 2005-9, Class 2A1A, 5.338%, due 06/20/35[7]	825,594	808,457
Series 2005-10, Class 2A1A, 5.331%, due 11/19/35[7]	496,225	489,387
Series 2005-11, Class 2A1A, 5.331%, due 08/19/45[7]	418,434	410,510
Series 2005-16, Class 3A1A, 5.271%, due 01/19/36[7]	933,259	915,796
Series 2006-12, Class 2A2A, 5.211%, due 01/19/38[7]	843,398	826,784
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
5.083%, due 05/25/46[7]	2,912,993	2,865,884
Luminent Mortgage Trust, Series 2006-2, Class A1A
5.073%, due 02/25/46[7]	2,790,181	2,741,436
Mortgageit Trust, Series 2005-AR1, Class 1A1
5.123%, due 11/25/35[7]	1,022,417	995,843
Residential Accredit Loans, Inc., Series 2007-QH9, Class A1
6.550%, due 11/25/37	1,000,000	1,007,900
Total collateralized mortgage obligations (cost—$20,257,155)		20,828,593

Asset-backed securities—0.48%
United States—0.48%
CIT Mortgage Loan Trust
Series 2007-1, Class 2A1, 6.129%, due 10/25/37[5,7]	500,000	500,000
Series 2007-1, Class 2A2, 6.379%, due 10/25/37[5,7]	130,000	130,000
Series 2007-1, Class 2A3, 6.579%, due 10/25/37[5,7]	230,000	230,000
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1, 7.000%, due 09/25/37	100,000	100,188
Series 2007-HE3, Class 2A1, 7.000%, due 09/25/37	150,000	150,281
Household Home Equity Loan Trust, Series 2007-3, Class APT
6.235%, due 11/20/36	500,000	499,375
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%, due 02/15/12	1,000,000	1,002,493
Total asset-backed securities (cost—$2,610,337)		2,612,337

Corporate notes—1.54%
Australia—0.06%
Financial services—0.06%
Westfield Capital/Westfield Financial
4.375%, due 11/15/10[5]	325,000	313,505

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Corporate notes—(continued)

	Face amount[6]($)	Value ($)

Bermuda—0.05%
Insurance—0.03%
White Mountains Re Group
6.375%, due 03/20/17[5]	150,000	146,948

Reinsurance—0.02%
Endurance Specialty Holdings
7.000%, due 07/15/34	125,000	118,819
		265,767

Canada—0.08%
Oil & gas—0.08%
Canadian Natural Resources
5.700%, due 05/15/17	225,000	223,058
Nexen, Inc.
6.400%, due 05/15/37	225,000	223,870
		446,928

Cayman Islands—0.05%
Special purpose entity—0.05%
Resona Preferred Global Securities
7.191%, due 07/30/15[5,8,9]	275,000	276,157

Jersey—0.03%
Special purpose entity—0.03%
QBE Capital Funding II LP
6.797%, due 06/01/17[5,8,9]	150,000	146,700

Luxembourg—0.06%
Banking-non-US—0.03%
VTB Capital SA
6.609%, due 10/31/12[5]	150,000	150,000

Telephone-integrated—0.03%
Telecom Italia Capital
6.000%, due 09/30/34	200,000	191,559
		341,559

United Kingdom—0.30%
Banks—0.27%
HSBC Holdings PLC
6.000%, due 02/21/12[7]	210,000	226,443
6.500%, due 09/15/37	250,000	247,693
JP Morgan Chase London
10.000%, due 05/22/45[7]	680,000	610,920
Royal Bank of Scotland Group PLC
6.990%, due 10/05/17[5,8,9]	150,000	151,605
9.118%, due 03/31/10[8,9]	200,000	213,917
		1,450,578

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Corporate notes—(continued)

		Face amount[6]($)	Value ($)

United Kingdom—(concluded)
Special purpose entity—0.03%
Swiss Re Capital I LP
6.854%, due 05/25/16[5,8,9]		175,000	176,506
			1,627,084

United States—0.91%
Banks—0.05%
JP Morgan Chase Bank NA
6.000%, due 10/01/17		250,000	253,532

Cable—0.04%
Comcast Corp.
6.450%, due 03/15/37		200,000	201,614

Diversified financials—0.03%
ANZ Capital Trust I
4.484%, due 01/15/10[5,8,9]		150,000	146,408

Electric-integrated—0.13%
Commonwealth Edison Co.
5.900%, due 03/15/36		150,000	142,900
FirstEnergy Corp.
7.375%, due 11/15/31		100,000	109,170
Midamerican Energy Holdings Co.
6.125%, due 04/01/36		225,000	222,506
Nevada Power Co.
6.500%, due 05/15/18		225,000	234,234
			708,810

Financial services—0.17%
Countrywide Home Loan
4.250%, due 12/19/07		50,000	49,408
Lehman Brothers Holdings
5.375%, due 10/17/12	EUR	300,000	428,052
6.200%, due 09/26/14		150,000	150,973
Merrill Lynch & Co., Inc.
6.400%, due 08/28/17		100,000	100,871
Morgan Stanley MTN
5.550%, due 04/27/17		200,000	194,630
			923,934

Multi-line insurance—0.02%
CNA Financial Corp.
7.250%, due 11/15/23		100,000	104,528

Oil & gas—0.34%
Anadarko Petroleum Corp.
5.950%, due 09/15/16		200,000	201,076
Boardwalk Pipelines LP
5.875%, due 11/15/16		225,000	223,520
Energy Transfer Partners
5.950%, due 02/01/15		450,000	445,375
Enterprise Products Operating LLC
6.300%, due 09/15/17		350,000	356,380

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Corporate notes—(concluded)

		Face amount[6]($)	Value ($)

United States—(concluded)
Oil & gas—(concluded)
ONEOK Partners, LP
6.150%, due 10/01/16		175,000	177,152
6.850%, due 10/15/37		50,000	52,239
XTO Energy, Inc.
6.250%, due 08/01/17		375,000	388,782
			1,844,524

Real estate—0.04%
Hospitality Properties Trust
6.700%, due 01/15/18		225,000	227,080

Retail-restaurants—0.09%
Darden Restaurants, Inc.
5.625%, due 10/15/12		225,000	226,970
Yum! Brands, Inc.
6.250%, due 03/15/18		275,000	275,632
			502,602
			4,913,032
Total corporate notes (cost—$8,259,727)			8,330,732

Non-US government obligation—0.11%
Argentina—0.11%
Republic of Argentina
2.000%, due 01/03/16[7] (cost—$502,700)	ARS	1,100,000	606,160

Commercial paper[11]—0.42%
Banking-US—0.42%
Galleon Capital Corp.
5.270%, due 11/01/07 (cost—$2,250,000)		2,250,000	2,250,000

Time Deposit—13.00%
Banking-US—13.00%
Federal Reserve Bank of Pittsburgh
4.500%, due 11/01/07 (cost—$70,400,000)		70,400,000	70,400,000

Short-term US government and agency obligations—3.89%
Federal Home Loan Bank
4.580%, due 01/04/08[10]		5,500,000	5,455,218
US Treasury Bills
4.650%, due 12/13/07[10]		4,500,000	4,475,587
4.700%, due 12/13/07[10]		300,000	298,355
4.760%, due 12/13/07[10]		10,600,000	10,541,135
4.795%, due 12/13/07[10]		300,000	298,322
Total short-term US government and agency obligations (cost—$21,068,617)			21,068,617

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

	Face amount[7]($)	Value ($)
Repurchase agreement—20.79%
Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150%, due 11/01/07, collateralized by $111,559,426 US Treasury Notes, 4.625% to 4.875% due 05/31/08 to 01/31/12; (value—$114,785,370); proceeds: $112,546,973 (cost—$112,534,000)	112,534,000	112,534,000
Total investments before investments sold short[11] (cost — $510,936,390)— 100.25%		542,708,968

Security description	Number of shares

Investments sold short—(11.72)%
Common Stocks—(10.36)%
Australia—(0.55)%
Gas utilities—(0.34)%
AGL Energy Ltd.	(160,969)	(1,818,986)

Metals & mining—(0.14)%
BlueScope Steel Ltd.	(78,237)	(779,175)

Specialty retail—(0.07)%
Billabong International Ltd.	(26,601)	(375,576)
Total Australia common stocks		(2,973,737)

Austria—(0.31)%
Electric utilities—(0.31)%
Oesterreichische Elektrizitaetswirtschafts-AG (Verbund), Class A	(25,836)	(1,710,372)

Canada—(1.12)%
Energy equipment & services—(0.36)%
Niko Resources Ltd.	(17,300)	(1,937,585)

Food & drug retailing—(0.14)%
Loblaw Cos. Ltd.	(16,000)	(741,693)

Metals & mining—(0.37)%
Eldorado Gold Corp.	(232,500)	(1,621,950)
Kinross Gold Corp.	(19,600)	(387,581)
		(2,009,531)

Oil & gas—(0.14)%
OPTI Canada, Inc.	(36,700)	(740,099)

Textiles & apparel—(0.11)%
Gildan Activewear, Inc.	(13,300)	(608,929)
Total Canada common stocks		(6,037,837)

Finland—(0.01)%
Auto components—(0.01)%
Nokian Renkaat Oyj	(1,590)	(60,067)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Investments sold short—(continued)

Security description	Number of shares	Value ($)

France—(0.34)%
Aerospace & defense—(0.13)%
Zodiac SA	(9,943)	(690,551)

Hotels, restaurants & leisure—(0.14)%
Sodexho Alliance SA	(10,667)	(774,471)

Media—(0.07)%
Societe Television Francaise	(13,160)	(365,262)
Total France common stocks		(1,830,284)

Japan—(0.91)%
Chemicals—(0.16)%
Nippon Shokubai Co. Ltd.	(89,000)	(879,970)

Electronic equipment & instruments—(0.49)%
HOYA Corp.	(72,600)	(2,638,601)

Insurance—(0.08)%
T&D Holdings, Inc.	(7,450)	(447,088)

Multi-line retail—(0.15)%
Marui Co. Ltd.	(77,700)	(806,299)

Paper & forest products—(0.03)%
OJI Paper Co. Ltd.	(36,000)	(164,711)
Total Japan common stocks		(4,936,669)

Netherlands—(0.21)%
Construction materials—(0.21)%
James Hardie Industries NV	(187,538)	(1,142,197)

Norway—(0.26)%
Paper & forest products—(0.26)%
Norske Skogindustrier ASA	(128,300)	(1,416,413)

Switzerland—(0.09)%
Computers & peripherals—(0.09)%
Logitech International SA	(13,296)	(462,100)

United Kingdom—(0.94)%
Auto components—(0.07)%
GKN PLC	(46,572)	(356,322)

Construction materials—(0.08)%
Biffa PLC	(84,539)	(459,944)

Electronic equipment & instruments—(0.10)%
Premier Farnell PLC	(164,380)	(556,782)

Media—(0.39)%
Emap PLC	(114,442)	(2,093,245)

Software—(0.30)%
Misys PLC	(318,504)	(1,609,353)
Total United Kingdom common stocks		(5,075,646)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Investments sold short— (continued)

Security description	Number of shares	Value ($)

United States—(5.62)%
Air freight & couriers—(0.09)%
Expeditors International of Washington, Inc.	(9,400)	(476,110)

Airlines—(0.50)%
Southwest Airlines Co.	(189,300)	(2,689,953)

Automobiles—(0.50)%
General Motors Corp.	(62,600)	(2,453,294)
Harley-Davidson, Inc.	(4,700)	(242,050)
		(2,695,344)

Biotechnology—(1.12)%
Amylin Pharmaceuticals, Inc.	(28,000)	(1,260,560)
Gilead Sciences, Inc.	(73,400)	(3,390,346)
PDL BioPharma, Inc.[10]	(66,700)	(1,414,040)
		(6,064,946)
Computers & peripherals—(0.30)%
Lexmark International, Inc., Class A	(38,500)	(1,616,615)

Diversified financials—(0.37)%
Moody’s Corp.	(44,600)	(1,949,912)
Western Union Co.	(2,600)	(57,304)
		(2,007,216)

Diversified telecommunication services—(0.14)%
Level 3 Communications, Inc.	(248,900)	(754,167)

Food & drug retailing—(0.42)%
Whole Foods Market, Inc.	(46,300)	(2,293,702)

Gas utilities—(0.38)%
Southwestern Energy Co.	(40,000)	(2,069,200)

Health care providers & services—(0.10)%
Tenet Healthcare Corp.	(163,900)	(575,289)

Hotels, restaurants & leisure—(0.57)%
Wendy’s International, Inc.	(89,200)	(3,100,592)

Internet software & services—(0.64)%
Akamai Technologies, Inc.	(53,100)	(2,080,989)
Yahoo!, Inc.	(44,900)	(1,396,390)
		(3,477,379)
Real estate—(0.17)%
Forest City Enterprises, Inc., Class A	(15,900)	(905,028)

Specialty retail—(0.08)%
Chico’s FAS, Inc.	(31,400)	(412,596)

Trading companies & distributors—(0.17)%
Fastenal Co.	(20,400)	(907,392)

Wireless telecommunication services—(0.07)%
Crown Castle International Corp.	(8,900)	(365,523)
Total United States common stocks		(30,411,052)

Total common stocks sold short (proceeds — $52,903,445)		(56,056,374)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Investments sold short—(concluded)

Security description	Number of shares	Value ($)

Investment company—(1.36)%
United States—(1.36)%
iShares MSCI South Korea Index Fund (proceeds — $7,059,577)	(98,700)	(7,378,812)
Total investments sold short (proceeds—$59,963,022) — (11.72)%		(63,435,186)

Other assets in excess of liabilities — 11.47%		62,103,268

Net assets — 100.00%		541,377,050

*	Non-income producing security.
1	Security is traded on the London Exchange.
2	Security is traded on the NASDAQ Exchange.
3	Security, or portion thereof, pledged as collateral for investments sold short and written options.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	In US Dollars unless otherwise indicated.
7	Floating rate security. The interest rate shown is the current rate as of October 31, 2007.
8	Perpetual bond security. The maturity date reflects the next call date.
9	Variable rate security. The interest rate shown is the current rate as of October 31, 2007, and resets at the next call date.
10	Interest rate shown is the discount rate at date of purchase.
11

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2007 were $36,480,439 and $4,707,861, respectively, resulting in net unrealized appreciation of investments of $31,772,578.

ADR	American Depositary Receipt
ARS	Argentina Dollar
EUR	Euro
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
MTN	Medium Term Note

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates that typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments
Schedule of investments – October 31, 2007 (unaudited)

Written Options

Number of						Unrealized
contracts			Expiration	Premiums	Current	appreciation
(000)	Currency	Call options written	dates	received ($)	value ($)	(depreciation) ($)
140	EUR	AEX Index, strike @ $530	11/16/2007	453,150	421,817	31,333
107	EUR	CAC 40 Index, strike @ $5,550	11/16/2007	347,169	485,691	(138,522)
26	USD	AMEX Biotech Index, strike @ $820	11/16/2007	53,222	53,222	—
125	USD	Gold Index, strike @ $170	11/16/2007	95,625	95,625	—
212	USD	KBW Bank Index, strike @ $100	11/16/2007	73,564	73,564	—
21	USD	Morgan Stanley CYC Index, strike @ $1,020	11/16/2007	74,487	74,487	—
24	USD	S&P 400 Midcap Index, strike @ $880	11/16/2007	59,448	59,448	—
71	USD	S&P 500 Index, strike @ $1,485	11/16/2007	319,287	319,287	—
51	USD	S&P 600 Smallcap Index, strike @ $415	11/16/2007	76,347	76,347	—
				1,552,299	1,659,488	(107,189)

Written option activity for the three months ended October 31, 2007 was as follows:

		Amount of
	Number of	premiums
	contracts	received ($)
Options outstanding at July 31, 2007	1,253	940,821
Options written	3,399	4,527,940
Options terminated in closing purchase transactions	(1,451)	(2,330,296)
Options expired prior to exercise	(2,424)	(1,586,166)
Options outstanding at October 31, 2007	777	1,552,299

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
254	AUD	Australia Bonds 10 Year Futures	December 2007	23,618,713	23,218,254	(400,459)
70	AUD	SPI 200 Index Futures	December 2007	10,888,575	11,018,591	130,016
245	EUR	CAC 40 10 Year Euro Index Futures	November 2007	20,505,332	20,710,745	205,413
111	EUR	DAX Index Futures	December 2007	30,483,492	32,356,746	1,873,254
58	EUR	DJ Euro Stoxx 50 Index Futures	December 2007	3,547,476	3,779,376	231,900
93	EUR	EOE Dutch Stock Index Futures	November 2007	14,786,537	14,746,442	(40,095)
84	EUR	Euro Schatz Futures	December 2007	13,742,281	13,772,663	30,382
25	EUR	IBEX 35 Index Futures	November 2007	5,498,988	5,736,367	237,379
69	GBP	FTSE 100 Index Futures	December 2007	9,072,007	9,673,098	601,091
50	HKD	Hang Seng Stock Index Futures	November 2007	9,736,942	10,085,733	348,791
19	JPY	Japan Government Bonds 10 Year Futures	December 2007	22,271,067	22,412,369	141,302
567	SEK	OMX 30 Stock Index Futures	November 2007	10,446,739	10,567,017	120,278
67	USD	90 Day Euro Dollar Futures	December 2007	15,914,860	15,954,375	39,515
16	USD	US Treasury Notes 2 Year Futures	December 2007	3,312,779	3,313,700	921
662	USD	US Treasury Notes 5 Year Futures	December 2007	71,133,865	71,061,563	(72,302)
12	USD	US Treasury Notes 10 Year Futures	December 2007	1,311,959	1,320,187	8,228
37	USD	US Treasury Notes 10 Year Futures	March 2008	4,047,809	4,056,703	8,894
				270,319,421	273,783,929	3,464,508

		Sale contracts		Proceeds ($)
102	AUD	SPI 200 Index Futures	December 2007	14,960,499	16,055,661	(1,095,162)
76	CAD	S&P TSE 60 Index Futures	December 2007	12,922,876	13,642,872	(719,996)
28	EUR	S&P MIB Index Futures	December 2007	7,864,827	8,240,143	(375,316)
150	GBP	FTSE 100 Index Futures	December 2007	19,590,244	21,028,474	(1,438,230)
175	GBP	UK Treasury Bonds Futures	December 2007	38,923,685	39,007,402	(83,717)
19	HKD	Hang Seng Stock Index Futures	November 2007	3,854,972	3,832,579	22,393
100	JPY	TOPIX Index Futures	December 2007	13,204,974	14,021,772	(816,798)
199	SEK	OMX 30 Stock Index Futures	November 2007	3,684,359	3,708,706	(24,347)
46	USD	Russell E-Mini 2000 Futures	December 2007	3,770,477	3,828,580	(58,103)
31	USD	S&P 500 Index Futures	December 2007	11,607,950	12,050,475	(442,525)
48	USD	S&P 500 Mini Index Futures	December 2007	3,691,067	3,732,000	(40,933)
464	USD	US Treasury Bond 20 Year Futures	December 2007	51,946,279	52,243,500	(297,221)
224	USD	US Treasury Notes 10 Year Futures	December 2007	24,594,500	24,643,501	(49,001)
				210,616,709	216,035,665	(5,418,956)
						(1,954,448)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments
Schedule of investments – October 31, 2007 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation)
Argentine Peso	17,728,000	USD	5,584,038	11/19/07	(48,667)
Australian Dollar	3,044,000	USD	2,693,002	12/19/07	(134,462)
Australian Dollar	4,565,431	USD	4,109,260	12/19/07	(131,407)
Australian Dollar	36,216,000	USD	30,768,925	12/19/07	(2,870,830)
Australian Dollar	1,006,631	USD	906,844	01/16/08	(26,556)
Brazilian Real	1,124,704	USD	609,233	11/05/07	(40,229)
Brazilian Real	3,490,000	USD	1,935,288	12/19/07	(68,685)
Brazilian Real	11,850,000	USD	6,085,146	12/19/07	(719,175)
Brazilian Real	1,124,704	USD	631,324	02/06/08	(10,041)
Canadian Dollar	49,000,000	USD	47,475,560	12/19/07	(4,408,490)
Canadian Dollar	630,000	USD	647,675	12/19/07	(19,406)
Canadian Dollar	10,769,844	USD	10,955,400	12/19/07	(448,337)
Canadian Dollar	3,109,000	USD	3,283,276	12/19/07	(8,714)
Canadian Dollar	1,760,000	USD	1,788,640	12/19/07	(74,951)
Canadian Dollar	21,980,000	USD	21,403,279	12/19/07	(1,870,424)
Chilean Peso	1,528,600,000	USD	3,094,332	11/19/07	(7,650)
Chilean Peso	524,300,000	USD	1,020,436	12/19/07	(43,379)
Chinese Yuan	20,980,000	USD	2,922,006	06/18/08	(23,908)
Chinese Yuan	20,155,000	USD	2,807,103	06/18/08	(22,968)
Columbian Peso	4,306,250,000	USD	2,166,449	11/19/07	(22)
Columbian Peso	4,464,900,000	USD	2,205,362	11/19/07	(40,925)
Czech Koruna	31,110,000	USD	1,579,589	12/19/07	(97,117)
Czech Koruna	6,410,000	USD	342,671	12/19/07	(2,803)
Czech Koruna	145,760,000	USD	7,842,462	12/19/07	(13,426)
Euro	401,963	USD	571,220	11/20/07	(11,239)
Euro	1,893,000	USD	2,683,073	12/19/07	(60,853)
Euro	1,150,000	USD	1,639,923	12/19/07	(27,016)
Euro	2,330,000	USD	3,317,408	12/19/07	(59,955)
Euro	21,608,575	USD	30,633,540	12/19/07	(688,346)
Euro	2,259,000	USD	3,213,613	12/19/07	(60,834)
Euro	10,390,000	USD	14,739,481	12/19/07	(320,948)
Euro	24,760,000	USD	34,047,854	12/19/07	(1,842,060)
Euro	36,000,000	USD	50,173,552	12/19/07	(2,008,875)
Great Britain Pound	734,924	USD	1,498,112	11/15/07	(29,287)
Great Britain Pound	1,318,000	USD	2,675,804	12/18/07	(60,520)
Great Britain Pound	3,205,000	USD	6,515,275	12/19/07	(138,469)
Great Britain Pound	315,000	USD	641,901	12/19/07	(12,055)
Great Britain Pound	3,708,000	USD	7,556,300	12/19/07	(141,698)
Great Britain Pound	7,247,762	USD	14,508,451	12/19/07	(538,274)
Great Britain Pound	3,237,000	USD	6,575,834	12/19/07	(144,344)
Great Britain Pound	3,280,000	USD	6,665,825	12/19/07	(143,622)
Great Britain Pound	13,258,000	USD	26,744,598	12/19/07	(779,689)
Great Britain Pound	11,000,000	USD	22,396,165	12/19/07	(440,398)
Hungarian Forint	994,400,000	USD	5,299,366	12/19/07	(421,385)
Hungarian Forint	239,404,000	USD	1,342,708	12/19/07	(34,575)
Iceland Krona	65,130,000	USD	1,045,929	12/19/07	(31,946)
Indian Rupee	405,785,000	USD	10,266,491	11/19/07	(42,695)
Indonesian Rupiah	3,304,000,000	USD	363,877	11/19/07	1,223
Israeli Shekel	4,360,000	USD	1,058,978	12/19/07	(44,963)
Israeli Shekel	4,940,000	USD	1,233,089	12/19/07	(17,707)
Japanese Yen	655,450,000	USD	5,731,071	12/19/07	16,623
Japanese Yen	61,200,000	USD	538,065	12/19/07	4,501
Japanese Yen	1,323,134,015	USD	11,485,000	12/19/07	(50,556)
Japanese Yen	1,356,248,000	USD	11,875,101	12/19/07	50,845
Japanese Yen	4,510,399,000	USD	39,599,843	12/19/07	276,568
Japanese Yen	1,640,000,000	USD	14,267,335	12/19/07	(30,772)
Malaysian Ringgit	17,880,000	USD	5,203,209	12/19/07	(166,363)
Malaysian Ringgit	27,190,000	USD	8,076,658	12/19/07	(88,816)
Mexican Peso	39,250,000	USD	3,642,772	12/19/07	(24,509)
Mexican Peso	143,485,000	USD	12,889,882	12/19/07	(516,481)
New Zealand Dollar	20,855,000	USD	15,668,755	12/19/07	(333,125)
New Zealand Dollar	7,045,000	USD	5,309,817	12/19/07	(95,757)
New Zealand Dollar	1,769,000	USD	1,343,290	12/19/07	(14,050)
New Zealand Dollar	16,489,478	USD	12,017,601	12/19/07	(634,648)
New Zealand Dollar	2,122,000	USD	1,606,439	12/19/07	(21,755)
New Zealand Dollar	42,746,000	USD	30,352,539	12/19/07	(2,446,135)

Norwegian Krone	110,413,000	USD	20,386,537	12/19/07	(169,376)
Norwegian Krone	24,000,000	USD	4,431,110	12/19/07	(37,040)
Norwegian Krone	58,100,000	USD	10,193,164	12/19/07	(623,484)
Philippine Peso	336,270,000	USD	7,717,925	11/19/07	26,351
Polish Zloty	1,755,000	USD	627,189	12/19/07	(74,072)
Polish Zloty	5,570,000	USD	2,098,299	12/19/07	(127,356)
Russian Ruble	198,555,000	USD	7,744,992	12/19/07	(289,999)
Singapore Dollar	5,290,000	USD	3,642,018	12/19/07	(26,030)
Singapore Dollar	31,585,000	USD	21,146,692	12/19/07	(754,121)
Slovakian Koruna	75,120,000	USD	3,034,142	12/19/07	(236,741)
Slovakian Koruna	17,470,000	USD	727,613	12/19/07	(33,067)
South African Rand	12,953,000	USD	1,853,629	12/19/07	(123,203)
South African Rand	22,280,000	USD	3,186,558	12/19/07	(213,720)
South African Rand	89,573,000	USD	12,334,090	12/19/07	(1,336,158)
South Korean Won	3,307,580,000	USD	3,660,723	12/18/07	(18,632)
South Korean Won	17,463,042,000	USD	18,737,167	12/18/07	(688,738)
Swedish Krona	7,514,922	USD	1,157,278	12/11/07	(26,600)
Swedish Krona	81,030,000	USD	12,685,186	12/19/07	(81,615)
Swedish Krona	10,062,565	USD	1,564,210	12/19/07	(21,212)
Swedish Krona	6,670,000	USD	1,028,670	12/19/07	(22,232)
Swedish Krona	15,990,000	USD	2,493,708	12/19/07	(25,620)
Swedish Krona	66,000,000	USD	9,771,525	12/19/07	(627,202)
Swiss Franc	4,789,000	USD	4,066,642	12/19/07	(81,004)
Swiss Franc	1,240,000	USD	1,057,073	12/19/07	(16,863)
Swiss Franc	5,530,000	USD	4,730,666	12/19/07	(58,744)
Swiss Franc	20,295,326	USD	17,274,183	12/19/07	(303,149)
Swiss Franc	8,505,000	USD	7,271,932	12/19/07	(94,060)
Swiss Franc	3,130,000	USD	2,686,678	12/19/07	(24,146)
Swiss Franc	27,517,000	USD	23,258,279	12/19/07	(573,585)
Swiss Franc	59,000,000	USD	50,081,996	12/19/07	(1,016,596)
Taiwan Dollar	74,065,000	USD	2,282,252	11/19/07	(8,407)
Turkish Lira	450,000	USD	345,755	12/18/07	(34,246)
Turkish Lira	2,325,000	USD	1,919,118	12/18/07	(44,222)
United States Dollar	18,671,811	ARS	59,283,000	11/19/07	164,155
United States Dollar	5,374,081	AUD	6,060,000	12/19/07	254,837
United States Dollar	3,945,215	AUD	4,260,000	12/19/07	11,747
United States Dollar	15,101,300	AUD	17,169,906	12/19/07	847,215
United States Dollar	37,844,256	AUD	45,575,000	12/19/07	4,488,742
United States Dollar	32,657,050	AUD	38,000,000	12/19/07	2,639,800
United States Dollar	902,265	AUD	993,863	01/16/08	19,297
United States Dollar	4,376,621	BRL	7,710,000	12/19/07	50,494
United States Dollar	5,339,695	BRL	10,256,000	12/19/07	549,344
United States Dollar	4,041,662	CAD	3,860,000	12/19/07	45,530
United States Dollar	2,718,364	CAD	2,650,000	12/19/07	87,610
United States Dollar	3,670,000	CAD	3,567,754	12/19/07	107,745
United States Dollar	323,952	CAD	314,000	12/19/07	8,530
United States Dollar	11,744,976	CAD	12,115,000	12/19/07	1,083,091
United States Dollar	3,898,838	CHF	4,545,000	12/19/07	37,486
United States Dollar	1,078,895	CHF	1,270,000	12/19/07	21,024
United States Dollar	930,912	CHF	1,085,000	12/19/07	8,783
United States Dollar	17,273,901	CHF	20,299,381	12/19/07	306,943
United States Dollar	3,732,077	CHF	4,355,000	12/19/07	39,692
United States Dollar	23,047,956	CHF	27,010,000	12/19/07	344,807
United States Dollar	2,021,717	CLP	1,004,389,000	11/19/07	16,486
United States Dollar	3,872,996	CLP	2,019,300,000	12/19/07	224,201
United States Dollar	7,317,929	CNY	53,275,000	06/18/08	162,697
United States Dollar	3,967,262	COP	7,912,900,000	11/19/07	13,710
United States Dollar	1,315,277	CZK	25,476,000	12/19/07	57,779
United States Dollar	10,313,565	CZK	208,113,000	12/19/07	902,904
United States Dollar	1,142,770	EUR	798,178	11/20/07	13,819
United States Dollar	5,363,103	EUR	3,782,000	12/19/07	118,951
United States Dollar	15,425,068	EUR	10,845,000	12/19/07	294,888
United States Dollar	34,559,300	EUR	24,366,024	12/19/07	759,541
United States Dollar	3,320,509	EUR	2,340,000	12/19/07	71,349
United States Dollar	3,189,927	EUR	2,243,000	12/19/07	61,328
United States Dollar	30,992,041	EUR	22,502,000	12/19/07	1,624,876
United States Dollar	850,787	GBP	416,568	11/15/07	14,971
United States Dollar	4,648,097	GBP	2,290,000	12/19/07	106,060
United States Dollar	2,764,121	GBP	1,355,000	12/19/07	48,929
United States Dollar	3,366,213	GBP	1,629,000	12/19/07	15,674
United States Dollar	11,223,508	GBP	5,545,000	12/19/07	288,195
United States Dollar	22,195,122	GBP	10,989,000	12/19/07	618,604
United States Dollar	34,387,246	GBP	17,000,000	12/19/07	905,624

United States Dollar	9,220,468	HUF	1,703,200,000	12/19/07	577,985
United States Dollar	1,792,440	IDR	16,300,000,000	11/19/07	(3,319)
United States Dollar	5,227,218	IDR	47,437,000,000	11/19/07	(20,435)
United States Dollar	3,706,607	ILS	14,660,000	12/19/07	5,268
United States Dollar	15,850,446	INR	622,130,000	11/19/07	(44,900)
United States Dollar	6,001,702	JPY	694,853,000	12/19/07	56,275
United States Dollar	533,287	JPY	61,200,000	12/19/07	277
United States Dollar	272,159	JPY	30,850,000	12/19/07	(3,197)
United States Dollar	26,809,838	JPY	3,053,788,668	12/19/07	(185,814)
United States Dollar	14,670,709	JPY	1,691,700,000	12/19/07	78,138
United States Dollar	1,628,793	JPY	189,800,000	12/19/07	25,951
United States Dollar	29,027,554	JPY	3,292,899,000	12/19/07	(318,881)
United States Dollar	6,074,702	KRW	5,560,300,000	12/18/07	110,581
United States Dollar	17,960,627	KRW	16,622,835,000	12/18/07	530,630
United States Dollar	1,915,794	MXN	20,910,000	12/19/07	37,909
United States Dollar	14,342,337	MXN	158,578,000	12/19/07	474,224
United States Dollar	256,108	MYR	870,000	12/19/07	5,163
United States Dollar	21,748,040	MYR	75,315,000	12/19/07	869,932
United States Dollar	10,155,742	NOK	55,580,000	12/19/07	191,750
United States Dollar	7,316,072	NOK	40,088,165	12/19/07	147,259
United States Dollar	1,516,203	NOK	8,240,000	12/19/07	17,862
United States Dollar	18,130,255	NOK	104,049,000	12/19/07	1,240,852
United States Dollar	48,804,578	NOK	273,000,000	12/19/07	2,020,634
United States Dollar	14,917,690	NZD	19,815,000	12/19/07	286,206
United States Dollar	2,832,565	NZD	3,700,000	12/19/07	6,417
United States Dollar	8,501,853	NZD	11,356,749	12/19/07	212,093
United States Dollar	31,814,639	NZD	44,144,000	12/19/07	2,056,710
United States Dollar	6,838,169	PHP	300,860,000	11/19/07	43,466
United States Dollar	1,128,839	PLN	2,915,000	12/19/07	35,934
United States Dollar	128,935	PLN	342,000	12/19/07	7,721
United States Dollar	4,733,363	PLN	12,115,000	12/19/07	107,537
United States Dollar	1,285,203	RUB	32,310,000	12/19/07	22,296
United States Dollar	370,622	RUB	9,260,000	12/19/07	4,105
United States Dollar	11,680,522	RUB	293,580,000	12/19/07	199,876
United States Dollar	478,951	SEK	3,084,881	12/11/07	7,032
United States Dollar	7,133,111	SEK	45,890,000	12/19/07	97,156
United States Dollar	12,552,305	SEK	81,597,168	12/19/07	303,857
United States Dollar	3,355,876	SEK	21,684,000	12/19/07	60,578
United States Dollar	3,069,250	SEK	19,790,000	12/19/07	48,793
United States Dollar	14,861,265	SEK	98,772,000	12/19/07	700,903
United States Dollar	24,659,821	SEK	162,000,000	12/19/07	864,327
United States Dollar	532,559	SGD	775,000	12/19/07	4,820
United States Dollar	23,452,268	SGD	34,958,000	12/19/07	787,360
United States Dollar	1,624,207	SKK	38,100,000	12/19/07	34,747
United States Dollar	4,071,646	SKK	96,565,000	12/19/07	132,998
United States Dollar	2,858,533	TRY	3,515,000	12/18/07	109,700
United States Dollar	979,917	TRY	1,325,000	12/18/07	138,976
United States Dollar	1,258,590	TRY	1,685,000	12/19/07	163,868
United States Dollar	1,082,380	TWD	35,015,000	11/19/07	552
United States Dollar	417,582	TWD	13,680,000	12/19/07	6,657
United States Dollar	480,549	ZAR	3,150,000	12/19/07	190
United States Dollar	8,968,624	ZAR	62,160,000	12/19/07	517,969
United States Dollar	2,106,783	ZAR	13,860,000	12/19/07	8,471
United States Dollar	10,157,381	ZAR	73,770,000	12/19/07	1,101,081
					231,577

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments
Schedule of investments – October 31, 2007 (unaudited)

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Columbian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakian Koruna
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Interest rate swaps

			Rate type						Unrealized
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	appreciation (depreciation) ($)
AUD	1,490	12/19/10	7.230	[12]	6.500		24,240	(29,541)	(5,301)
AUD	3,000	12/19/10	6.500		7.230	[12]	(42,360)	58,642	16,282
AUD	26,350	12/19/10	6.500		7.230	[12]	(286,325)	515,071	228,746
AUD	27,860	12/19/10	7.230	[12]	6.500		432,449	(552,357)	(119,908)
EUR	5,600	12/19/12	4.614	[13]	4.500		100,113	(101,359)	(1,246)
EUR	8,450	12/19/12	4.500		4.614	[13]	(2,622)	2,665	43
EUR	9,000	12/19/12	4.500		4.614	[13]	3,320	(28,685)	(25,365)
EUR	45,400	12/19/12	4.500		4.614	[13]	(62,519)	(144,697)	(207,216)
EUR	13,750	12/19/17	4.614	[13]	4.500		306,089	(248,873)	57,216
EUR	210	12/19/37	4.614	[13]	4.500		14,660	(14,525)	135
EUR	4,010	12/19/37	4.614	[13]	4.500		276,602	(281,163)	(4,561)
EUR	4,480	12/19/37	4.614	[13]	4.500		(196,147)	309,868	113,721
EUR	11,200	12/19/37	4.614	[13]	4.500		798,162	(774,669)	23,493
GBP	630	12/19/10	5.750		6.241	[14]	518	(3,408)	(2,890)
GBP	1,100	12/19/10	5.750		6.241	[14]	12,222	5,951	18,173
GBP	2,800	12/19/10	5.750		6.241	[14]	61,980	45,277	107,257
GBP	8,825	12/19/10	5.750		6.241	[14]	15,083	(47,740)	(32,657)
GBP	10,550	12/19/10	6.241	[14]	5.750		(28,814)	57,072	28,258
GBP	2,600	12/19/12	6.241	[14]	5.750		(62,796)	42,043	(20,753)
GBP	17,850	12/19/12	6.241	[14]	5.750		(175,788)	288,642	112,854
GBP	1,320	12/19/17	5.500		6.241	[14]	3,940	25,830	29,770
GBP	1,360	12/19/37	4.750		6.241	[14]	(73,668)	74,855	1,187
GBP	3,100	12/19/37	6.241	[14]	4.750		65,562	(87,897)	(22,335)
GBP	7,600	12/19/37	4.750		6.241	[14]	(397,215)	(215,489)	(612,704)
JPY	1,143,000	12/17/10	0.999	[15]	1.188		—	—	—
JPY	724,000	12/17/15	1.709		0.999	[15]	—	—	—
JPY	147,000	12/17/38	0.999	[15]	2.648		—	—	—
SEK	20,000	12/19/17	4.500		4.465	[16]	(97,364)	(72,361)	(169,725)
SEK	31,000	12/19/17	4.500		4.465	[16]	(153,493)	155,540	2,047
SEK	130,000	12/19/17	4.500		4.465	[16]	(672,552)	(470,348)	(1,142,900)
USD	4,000	12/19/10	4.894	[17]	5.000		(58,500)	41,963	(16,537)
USD	4,000	12/19/10	4.894	[17]	5.000		(52,191)	41,963	(10,228)
USD	10,000	12/19/12	4.894	[17]	5.000		(55,600)	(521,927)	(577,527)
USD	8,100	12/19/12	4.894	[17]	5.000		(41,942)	63,348	21,406
USD	13,160	12/19/12	4.894	[17]	5.000		(108,000)	102,921	(5,079)
USD	52,600	12/19/12	4.894	[17]	5.000		(48,000)	411,370	363,370
USD	1,700	12/19/17	4.894	[17]	5.250		(28,977)	28,977	—
USD	3,900	12/19/17	4.894	[17]	5.250		(62,010)	62,010	—
USD	2,600	12/19/22	5.250		4.894	[17]	(15,340)	698	(14,642)[18]
USD	1,700	12/19/27	5.250		4.894	[17]	(2,531)	2,531	—
USD	3,900	12/19/27	5.250		4.894	[17]	(8,093)	8,093	—
USD	4,100	12/19/27	5.250		4.894	[17]	(123,000)	(36,964)	(159,964)[18]
							(740,907)	(1,286,673)	(2,027,580)

12	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
13	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
14	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
15	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
16	Rate based on 3 Month LIBOR (SEK on Interbank Offered Rate).
17	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
18	Illiquid security. These securities represent 0.06% of net assets as of October 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2007 (unaudited)

Credit default swaps

			Rate type
	Notional amount (000)	Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)	Value ($)
USD	40,000	12/20/12	0.000	[19]	0.600	174,496	[18]

19	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDS Bond. bond, 6.000%, due 12/20/12.

AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Kona
USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2007.

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Item 2. Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)          The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 28, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 28, 2007